UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

Investment Company Act file number 811-07899
                                   811-07885

Name of Fund: BlackRock International Index Fund of BlackRock Index Funds, Inc.
              Master International Index Series of Quantitative Master Series
              LLC

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Donald C. Burke, Chief Executive Officer,
      BlackRock International Index Fund of BlackRock Index Funds, Inc. and Master International Index Series of Quantitative Master Series LLC, 800 Scudders Mill Road, Plainsboro, NJ 08536. Mailing address: P.O. Box 9011, Princeton, NJ 08543-9011

Registrant's telephone number, including area code: (800) 441-7762

Date of fiscal year end: 12/31/2007

Date of reporting period: 01/01/2007 - 12/31/2007

Item 1 - Report to Stockholders

EQUITIES    FIXED INCOME   REAL ESTATE
LIQUIDITY   ALTERNATIVES   BLACKROCK SOLUTIONS

BlackRock International                                                BLACKROCK
Index Fund
OF BLACKROCK INDEX FUNDS, INC.

ANNUAL REPORT | DECEMBER 31, 2007

NOT FDIC INSURED
MAY LOSE VALUE
NO BANK GUARANTEE

Table of Contents

================================================================================
                                                                            Page
--------------------------------------------------------------------------------
A Letter to Shareholders .................................................     3
Annual Report:
Fund Summary .............................................................     4
About Fund Performance ...................................................     6
Disclosure of Expenses ...................................................     6
Fund Financial Statements:
    Statement of Assets and Liabilities ..................................     7
    Statement of Operations ..............................................     8
    Statements of Changes in Net Assets ..................................     9
Fund Financial Highlights ................................................    10
Fund Notes to Financial Statements .......................................    11
Fund Report of Independent Registered Public Accounting Firm .............    13
Proxy Results ............................................................    14
Important Tax Information ................................................    14
Series Portfolio Information .............................................    15
Series Financial Statements:
    Summary Schedule of Investments ......................................    16
    Statement of Assets and Liabilities ..................................    21
    Statement of Operations ..............................................    22
    Statements of Changes in Net Assets ..................................    23
Series Financial Highlights ..............................................    24
Series Notes to Financial Statements .....................................    25
Series Report of Independent Registered Public Accounting Firm ...........    28
Series Proxy Results .....................................................    29
Officers and Directors ...................................................    30
BlackRock Fund Information ...............................................    33
Mutual Fund Family .......................................................    35


2         BLACKROCK INTERNATIONAL INDEX FUND         DECEMBER 31, 2007

A Letter to Shareholders

Dear Shareholder

Financial markets endured heightened volatility during 2007, culminating in mixed results for some of the major benchmark indexes:

Total Returns as of December 31, 2007                                                  6-month    12-month
==========================================================================================================
U.S. equities (S&P 500 Index)                                                           -1.37%     + 5.49%
----------------------------------------------------------------------------------------------------------
Small cap U.S. equities (Russell 2000 Index)                                            -7.53      - 1.57
----------------------------------------------------------------------------------------------------------
International equities (MSCI Europe, Australasia, Far East Index)                       +0.39      +11.17
----------------------------------------------------------------------------------------------------------
Fixed income (Lehman Brothers U.S. Aggregate Bond Index)                                +5.93      + 6.97
----------------------------------------------------------------------------------------------------------
Tax-exempt fixed income (Lehman Brothers Municipal Bond Index)                          +3.22      + 3.36
----------------------------------------------------------------------------------------------------------
High yield bonds (Lehman Brothers U.S. Corporate High Yield 2% Issuer Cap Index)        -0.67      + 2.27
----------------------------------------------------------------------------------------------------------

Past performance is no guarantee of future results. Index performance shown for illustrative purposes only. You cannot invest directly in an index.

Subprime mortgage woes dominated headlines for much of 2007, spawning a widespread liquidity and credit crisis with ramifications across global markets. The Federal Reserve Board (the "Fed") stepped in to inject liquidity into the markets and bolster investor confidence, cutting the federal funds rate by 0.50% in September, 0.25% in October and 0.25% in December, which brought the target short-term interest rate to 4.25%. In taking action, the central bankers, who had long deemed themselves inflation fighters, were seeking to stem the fallout from the credit crunch and forestall a wider economic unraveling.

Amid the volatility, equity markets displayed surprising resilience. Market fundamentals generally held firm, dividend payouts and share buybacks continued, and valuations remained attractive. To some extent, the credit turmoil dampened corporate merger-and-acquisition (M&A) activity, a key source of strength for equity markets, but 2007 remained a record year for global M&A nonetheless. As the returns indicate, the most recent six months were more trying, reflecting the slowing U.S. economy, a troubled housing market and a more difficult corporate earnings backdrop. Overall, large cap stocks outperformed small caps as investors grew increasingly risk averse. International markets fared better than their U.S. counterparts, benefiting from generally stronger economies.

In fixed income markets, mixed economic signals and subprime fallout resulted in a flight to quality. Investors shunned bonds associated with the housing and credit markets in favor of higher-quality Treasury issues. The yield on 10-year Treasury issues, which touched 5.30% in June (its highest level in five years), fell to 4.04% by year-end, while prices correspondingly rose. The tax-exempt bond market waffled amid the economic uncertainty and concerns around the credit worthiness of bond insurers, but set a new-issuance record in 2007. A drop in municipal bond prices created buying opportunities, and the heightened supply was generally well absorbed.

As you navigate the uncertainties inherent in the financial markets, we encourage you to start the year by reviewing your investment goals with your financial professional and making portfolio changes, as needed. For more reflection on 2007 and our 10 predictions for 2008, please ask your financial professional for a copy of "What's Ahead in 2008: An Investment Perspective," or view it online at www.blackrock.com/funds. As always, we thank you for entrusting BlackRock with your investment assets, and we look forward to continuing to serve you in the new year and beyond.

Sincerely,


/s/ Rob Kapito

Rob Kapito
President, BlackRock Advisors, LLC

THIS PAGE NOT PART OF YOUR FUND REPORT

Fund Summary

Portfolio Management Commentary

      How did the Fund perform?

o During the fiscal year ended December 31, 2007, BlackRock International Index Fund generated returns that, before fees and expenses incurred by the Fund, trailed the benchmark.

      Describe the market environment.

o Despite intense market volatility and a slump at the end of the year, international markets ended 2007 in positive territory, with the MSCI EAFE Index gaining 11.17%. Shares of growth companies considerably outperformed their value counterparts, as the MSCI EAFE Growth Index advanced 16.45% versus the +5.96% return of the MSCI EAFE Value Index.

o Materials (+31.8%), telecommunication services (+28.2%) and consumer staples (+24.1%) were the top-performing sectors within the Index over the annual period, while financials (-1.8%), health care (+.6%) and consumer discretionary (+4.3%) posted the lowest returns. Regionally, Finland (+48.7%), Hong Kong (+41.2%) and Germany (+35.2%) generated the strongest returns for the year, while Ireland (-20.1%), Japan (-4.2%) and Belgium (-2.7%) were laggards.

o Currency movements were a major theme that affected markets, dominated by the ongoing depreciation of the U.S. dollar relative to most other major currencies.

o Among the world's developed markets, Japan's underperformance was a headline story, as stocks in the region sank nearly 11% for the year. A high dependence on exports, muted personal consumption and slowing capital spending all caused economic growth to suffer. Further, earnings growth was close to 0% in 2007 and valuations remained high relative to other developed markets.

o European stocks were the best performers among developed markets for the year, but the region saw broad-based declines on concerns over the economic outlook, as well as credit problems. In particular, export-oriented companies suffered, as demand from the United States slowed and as the appreciating euro hurt profits.

o Finally, emerging markets continued to outperform developed markets, buoyed by strong earnings growth and firm economic expansion. Moreover, most emerging markets have been, thus far, less affected by the problems in financial markets.

      Describe recent portfolio activity.

o Throughout the period, as changes were made to the composition of the MSCI EAFE Index, the portfolio purchased and sold securities to maintain its objective of replicating the risks and return of the benchmark.

      Describe Fund positioning at period-end.

o In line with our objective, the portfolio remains positioned to match the risk characteristics of its benchmark, irrespective of the future direction of international markets.

Expense Example

                                               Actual                                                 Hypothetical**
                        ---------------------------------------------------      ---------------------------------------------------
                          Beginning         Ending                                 Beginning         Ending
                        Account Value    Account Value      Expenses Paid        Account Value    Account Value      Expenses Paid
                        July 1, 2007     Dec. 31, 2007   During the Period*      July 1, 2007     Dec. 31, 2007   During the Period*
------------------------------------------------------------------------------------------------------------------------------------
Institutional .......      $1,000           $998.60             $2.74               $1,000          $1,022.56            $2.77
Investor A ..........      $1,000           $997.80             $4.05               $1,000          $1,021.25            $4.10
------------------------------------------------------------------------------------------------------------------------------------

* For each class of the Fund, expenses are equal to the annualized expense ratio for the class (.54% for Institutional and .80% for Investor A), multiplied by the average account value over the period, multiplied by 185/365 (to reflect the one-half year period shown). Because the Fund is a feeder fund, the expense table example reflects the expenses of both the feeder fund and the master series in which it invests.
** Hypothetical 5% annual return before expenses is calculated by pro-rating the number of days in the most recent fiscal half year divided by 365.

      See "Disclosure of Expenses" on page 6 for further information on how expenses were calculated.


4         BLACKROCK INTERNATIONAL INDEX FUND         DECEMBER 31, 2007

Total Return Based on a $10,000 Investment

A line graph depicting the growth of an investment in the Fund's Institutional Shares and Investor A Shares compared to growth of an investment in the MSCI EAFE (Cap Weighted) Index. Values are from December 1997 to December 2007.

                                                                       MSCI EAFE
               Institutional             Investor A               (Cap Weighted)
                    Shares*+               Shares*+                      Index++
12/97                $10,000                $10,000                      $10,000
12/98                $12,565                $12,540                      $12,000
12/99                $16,497                $16,421                      $15,235
12/00                $13,561                $13,466                      $13,077
12/01                $10,492                $10,386                      $10,273
12/02                 $8,807                 $8,703                       $8,635
12/03                $12,188                $12,018                      $11,967
12/04                $14,599                $14,358                      $14,390
12/05                $16,525                $16,197                      $16,338
12/06                $20,837                $20,384                      $20,642
12/07                $22,979                $22,418                      $22,947

* Assuming transaction costs, if any, and other operating expenses, including advisory fees.
+ The Fund invests all of its assets in BlackRock Master International Index Series of Quantitative Master Series LLC. The Master LLC may invest in a statistically selected sample of the equity securities included in the Europe, Australasia and Far East Index and other types of financial instruments.
++ This unmanaged capitalization weighted Index is comprised of equity securities of companies from various industrial sectors whose primary trading markets are located outside the United States and which are selected from among the larger-capitalization companies in such markets.

Performance Summary for the Period Ended December 31, 2007

                                                           Average Annual Total Returns*
                                        6-Month         -----------------------------------
                                     Total Returns      1 Year       5 Years       10 Years
-------------------------------------------------------------------------------------------
Institutional .....................     -0.14%          +10.28%      +21.14%        +8.68%
Investor A ........................     -0.22           + 9.98       +20.83         +8.41
MSCI EAFE (Cap Weighted) Index ....     +0.39           +11.17       +21.59         +8.66
-------------------------------------------------------------------------------------------

* See "About Fund Performance" on page 6 for a detailed description of share classes, including any related fees.

      Past performance is not indicative of future results.


         BLACKROCK INTERNATIONAL INDEX FUND         DECEMBER 31, 2007         5

About Fund Performance

o Institutional Shares are not subject to any sales charge. Institutional Shares bear no ongoing distribution or service fees and are available only to eligible investors.

o Investor A Shares are not subject to any sales charge and bear no ongoing distribution fee. Investor A Shares are subject to an ongoing service fee of 0.25% per year.

Performance information reflects past performance and does not guarantee future results. Current performance may be lower or higher than the performance data quoted. Refer to www.blackrock.com/funds to obtain performance data current to the most recent month-end. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The Fund may charge a 2% redemption fee for sales or exchanges of shares within 30 days of purchase or exchange. Performance data does not reflect this potential fee. Figures shown in each of the performance tables on page 5 assume reinvestment of all dividends and capital gain distributions, if any, at net asset value on the ex-dividend date. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Dividends paid to each class of shares will vary because of the different levels of service and transfer agency fees applicable to each class, which are deducted from the income available to be paid to shareholders. The Fund's investment advisor reimbursed a portion of the Fund's fee. Without such reimbursement, the Fund's performance would have been lower.

Disclosure of Expenses

Shareholders of this Fund may incur the following charges: (a) expenses related to transactions, including redemption fees and exchange fees; and (b) operating expenses including advisory fees, distribution fees including 12b-1 fees and other Fund expenses. The expense example on page 4 (which is based on a hypothetical investment of $1,000 invested on July 1, 2007 and held through December 31, 2007) is intended to assist shareholders both in calculating expenses based on an investment in the Fund and in comparing these expenses with similar costs of investing in other mutual funds.

The table provides information about actual account values and actual expenses. In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number corresponding to their share class under the heading entitled "Expenses Paid During the Period."

The table also provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in this Fund and other funds, compare the 5% hypothetical example with the 5% hypothetical examples that appear in other funds' shareholder reports.

The expenses shown in the table are intended to highlight shareholders' ongoing costs only and do not reflect any transactional expenses, such as sales charges, redemption fees or exchange fees. Therefore, the hypothetical table is useful in comparing ongoing expenses only, and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.


6         BLACKROCK INTERNATIONAL INDEX FUND         DECEMBER 31, 2007

Statement of Assets and Liabilities           BlackRock International Index Fund

As of December 31, 2007
===================================================================================================================================
Assets
-----------------------------------------------------------------------------------------------------------------------------------
Investment in Master International Index Series (the "Series"), at value
  (identified cost -- $252,170,625) ............................................................                      $ 373,312,135
Prepaid expenses and other assets ..............................................................                             25,531
                                                                                                                      -------------
Total assets ...................................................................................                        373,337,666
                                                                                                                      -------------
===================================================================================================================================
Liabilities
-----------------------------------------------------------------------------------------------------------------------------------
Payables:
    Administrator ..............................................................................    $     108,534
    Distributor ................................................................................           45,818
    Other affiliates ...........................................................................            4,954           159,306
                                                                                                    -------------
Accrued expenses ...............................................................................                             16,271
                                                                                                                      -------------
Total liabilities ..............................................................................                            175,577
                                                                                                                      -------------
===================================================================================================================================
Net Assets
-----------------------------------------------------------------------------------------------------------------------------------
Net Assets .....................................................................................                      $ 373,162,089
                                                                                                                      =============
===================================================================================================================================
Net Assets Consist of
-----------------------------------------------------------------------------------------------------------------------------------
Institutional Shares of Common Stock, $.0001 par value, 125,000,000 shares authorized ..........                      $       1,009
Investor A Shares of Common Stock, $.0001 par value, 125,000,000 shares authorized .............                              1,370
Paid-in capital in excess of par ...............................................................                        258,131,851
Accumulated distributions in excess of investment income -- net ................................                         (1,844,288)
Accumulated realized capital losses allocated from the Series -- net ...........................                         (4,269,363)
Unrealized appreciation allocated from the Series -- net .......................................                        121,141,510
                                                                                                                      -------------
Net assets .....................................................................................                      $ 373,162,089
                                                                                                                      =============
===================================================================================================================================
Net Asset Value
-----------------------------------------------------------------------------------------------------------------------------------
Institutional -- Based on net assets of $158,739,973 and 10,093,387 shares outstanding .........                      $       15.73
                                                                                                                      =============
Investor A -- Based on net assets of $214,422,116 and 13,704,342 shares outstanding ............                      $       15.65
                                                                                                                      =============

      See Notes to Financial Statements.


         BLACKROCK INTERNATIONAL INDEX FUND         DECEMBER 31, 2007         7

Statement of Operations                       BlackRock International Index Fund

For the Year Ended December 31, 2007
===================================================================================================================================
Investment Income -- Net
-----------------------------------------------------------------------------------------------------------------------------------
Net investment income allocated from the Series:
    Dividends ..................................................................................                      $  10,448,999
    Interest ...................................................................................                            330,646
    Expenses ...................................................................................                           (346,740)
                                                                                                                      -------------
Total income ...................................................................................                         10,432,905
                                                                                                                      -------------
===================================================================================================================================
Expenses
-----------------------------------------------------------------------------------------------------------------------------------
Administration fees ............................................................................    $   1,345,420
Service fees -- Investor A .....................................................................          533,443
Transfer agent fees -- Investor A ..............................................................          121,390
Transfer agent fees -- Institutional ...........................................................           86,915
Printing and shareholder reports ...............................................................           55,715
Registration fees ..............................................................................           32,615
Professional fees ..............................................................................            6,128
Directors' fees and expenses ...................................................................            3,894
Other ..........................................................................................           10,866
                                                                                                    -------------
Total expenses .................................................................................                          2,196,386
                                                                                                                      -------------
Investment income -- net .......................................................................                          8,236,519
                                                                                                                      -------------
===================================================================================================================================
Realized & Unrealized Gain Allocated from the Series -- Net
-----------------------------------------------------------------------------------------------------------------------------------
Realized gain on:
    Investments -- net .........................................................................    $   9,106,926
    Financial futures contracts -- net .........................................................          292,735
    Foreign currency transactions -- net .......................................................          558,712         9,958,373
                                                                                                    -------------
Change in unrealized appreciation/depreciation on investments, financial futures
  contracts and foreign currency transactions -- net ...........................................                         16,766,802
                                                                                                                      -------------
Total realized and unrealized gain -- net ......................................................                         26,725,175
                                                                                                                      -------------
Net Increase in Net Assets Resulting from Operations ...........................................                      $  34,961,694
                                                                                                                      =============

      See Notes to Financial Statements.


8         BLACKROCK INTERNATIONAL INDEX FUND         DECEMBER 31, 2007

Statements of Changes in Net Assets           BlackRock International Index Fund

                                                                                                           For the Year Ended
                                                                                                              December 31,
                                                                                                    -------------------------------
Increase (Decrease) in Net Assets:                                                                       2007              2006
===================================================================================================================================
Operations
-----------------------------------------------------------------------------------------------------------------------------------
Investment income -- net .......................................................................    $   8,236,519     $   6,218,374
Realized gain -- net ...........................................................................        9,958,373         6,273,520
Change in unrealized appreciation/depreciation -- net ..........................................       16,766,802        53,881,822
                                                                                                    -------------------------------
Net increase in net assets resulting from operations ...........................................       34,961,694        66,373,716
                                                                                                    -------------------------------
===================================================================================================================================
Dividends & Distributions to Shareholders
-----------------------------------------------------------------------------------------------------------------------------------
Investment income -- net:
    Institutional ..............................................................................       (4,478,760)       (3,191,892)
    Investor A .................................................................................       (5,514,035)       (4,193,032)
Realized gain -- net:
    Institutional ..............................................................................       (4,651,792)       (1,739,904)
    Investor A .................................................................................       (6,295,009)       (2,513,778)
                                                                                                    -------------------------------
Net decrease in net assets resulting from dividends and distributions to shareholders ..........      (20,939,596)      (11,638,606)
                                                                                                    -------------------------------
===================================================================================================================================
Capital Share Transactions
-----------------------------------------------------------------------------------------------------------------------------------
Net increase in net assets derived from capital share transactions .............................       28,346,777        25,720,591
                                                                                                    -------------------------------
===================================================================================================================================
Redemption Fee
-----------------------------------------------------------------------------------------------------------------------------------
Redemption fee .................................................................................            2,573             1,067
                                                                                                    -------------------------------
===================================================================================================================================
Net Assets
-----------------------------------------------------------------------------------------------------------------------------------
Total increase in net assets ...................................................................       42,371,448        80,456,768
Beginning of year ..............................................................................      330,790,641       250,333,873
                                                                                                    -------------------------------
End of year* ...................................................................................    $ 373,162,089     $ 330,790,641
                                                                                                    ===============================
    * Accumulated distributions in excess of investment income -- net ..........................    $  (1,844,288)    $    (989,432)
                                                                                                    ===============================

      See Notes to Financial Statements.


         BLACKROCK INTERNATIONAL INDEX FUND         DECEMBER 31, 2007         9

Financial Highlights                          BlackRock International Index Fund

                                                                      Institutional
                                            ----------------------------------------------------------------
The following per share data                                        For the Year Ended
and ratios have been derived                                           December 31,
from information provided in                ----------------------------------------------------------------
the financial statements.                     2007          2006          2005          2004          2003
============================================================================================================
Per Share Operating Performance
------------------------------------------------------------------------------------------------------------
Net asset value, beginning of year ...      $  15.14      $  12.47      $  11.19      $   9.59      $   7.08
                                            ----------------------------------------------------------------
Investment income -- net** ...........           .39           .32           .23           .19           .15
Realized and unrealized gain -- net ..          1.16+         2.92+         1.24+         1.69+         2.56
                                            ----------------------------------------------------------------
Total from investment operations .....          1.55          3.24          1.47          1.88          2.71
                                            ----------------------------------------------------------------
Less dividends and distributions:
    Investment income -- net .........          (.47)         (.37)         (.19)         (.28)         (.20)
    Realized gain -- net .............          (.49)         (.20)           --            --            --
                                            ----------------------------------------------------------------
Total dividends and distributions ....          (.96)         (.57)         (.19)         (.28)         (.20)
                                            ----------------------------------------------------------------
Net asset value, end of year .........      $  15.73      $  15.14      $  12.47      $  11.19      $   9.59
                                            ================================================================
============================================================================================================
Total Investment Return
------------------------------------------------------------------------------------------------------------
Based on net asset value per share ...         10.28%        26.09%        13.19%        19.78%        38.39%
                                            ================================================================
============================================================================================================
Ratios to Average Net Assets*
------------------------------------------------------------------------------------------------------------
Expenses, net of waiver ..............           .54%          .47%          .55%          .58%          .62%
                                            ================================================================
Expenses .............................           .54%          .52%          .56%          .59%          .62%
                                            ================================================================
Investment income -- net .............          2.37%         2.31%         1.98%         1.91%         1.86%
                                            ================================================================
============================================================================================================
Supplemental Data
------------------------------------------------------------------------------------------------------------
Net assets, end of year (in thousands)      $158,740      $133,267      $ 90,157      $ 35,878      $ 27,494
                                            ================================================================
Portfolio turnover of the Series .....            30%           23%           11%           14%            9%
                                            ================================================================

                                                                       Investor A
                                            ----------------------------------------------------------------
The following per share data                                       For the Year Ended
and ratios have been derived                                           December 31,
from information provided in                ----------------------------------------------------------------
the financial statements.                     2007          2006          2005          2004           2003
============================================================================================================
Per Share Operating Performance
------------------------------------------------------------------------------------------------------------
Net asset value, beginning of year ...      $  15.07      $  12.41      $  11.15      $   9.56      $   7.06
                                            ----------------------------------------------------------------
Investment income -- net** ...........           .34           .29           .21           .17           .12
Realized and unrealized gain -- net ..          1.16+         2.91+         1.21+         1.67+         2.56
                                            ----------------------------------------------------------------
Total from investment operations .....          1.50          3.20          1.42          1.84          2.68
                                            ----------------------------------------------------------------
Less dividends and distributions:
    Investment income -- net .........          (.43)         (.34)         (.16)         (.25)         (.18)
    Realized gain -- net .............          (.49)         (.20)           --            --            --
                                            ----------------------------------------------------------------
Total dividends and distributions ....          (.92)         (.54)         (.16)         (.25)         (.18)
                                            ----------------------------------------------------------------
Net asset value, end of year .........      $  15.65      $  15.07      $  12.41      $  11.15      $   9.56
                                            ================================================================
============================================================================================================
Total Investment Return
------------------------------------------------------------------------------------------------------------
Based on net asset value per share ...          9.98%        25.85%        12.81%        19.46%        38.10%
                                            ================================================================
============================================================================================================
Ratios to Average Net Assets*
------------------------------------------------------------------------------------------------------------
Expenses, net of waiver ..............           .79%          .72%          .80%          .83%          .87%
                                            ================================================================
Expenses .............................           .79%          .78%          .81%          .84%          .88%
                                            ================================================================
Investment income -- net .............          2.11%         2.11%         1.84%         1.69%         1.59%
                                            ================================================================
============================================================================================================
Supplemental Data
------------------------------------------------------------------------------------------------------------
Net assets, end of year (in thousands)      $214,422      $197,524      $160,177      $132,873      $103,725
                                            ================================================================
Portfolio turnover of the Series .....            30%           23%           11%           14%            9%
                                            ================================================================

* Includes the Fund's share of the Series' allocated expenses and/or investment income -- net.
**    Based on average shares outstanding.
+     Includes a redemption fee, which is less than $.01 per share.

      See Notes to Financial Statements.


10         BLACKROCK INTERNATIONAL INDEX FUND         DECEMBER 31, 2007

Notes to Financial Statements                 BlackRock International Index Fund

1. Significant Accounting Policies:

BlackRock International Index Fund (the "Fund"), a series of BlackRock Index Funds, Inc. (the "Corporation"), is registered under the Investment Company Act of 1940, as amended, as a non-diversified open-end management investment company. The Fund seeks to achieve its investment objective by investing all of its assets in Master International Index Series (the "Series") of Quantitative Master Series LLC (the "Master LLC"), which has the same investment objective and strategies as the Fund. Effective June 15, 2007, the Master LLC was converted from a Delaware statutory trust to a Delaware limited liability company. The value of the Fund's investment in the Series reflects the Fund's proportionate interest in the net assets of the Series. The performance of the Fund is directly affected by the performance of the Series. The financial statements of the Series, including the Summary Schedule of Investments, are included elsewhere in this report and should be read in conjunction with the Fund's financial statements. The Fund's financial statements are prepared in conformity with U.S. generally accepted accounting principles, which may require the use of management accruals and estimates. Actual results may differ from these estimates. The percentage of the Series owned by the Fund at December 31, 2007 was 33%. The Fund offers two classes of shares. Institutional and Investor A Shares are sold without the imposition of a front-end or deferred sales charge. Both classes of shares have identical voting, dividend, liquidation and other rights and the same terms and conditions, except that Investor A Shares bear certain expenses related to the shareholder servicing of such shares and have exclusive voting rights with respect to matters relating to its shareholder servicing expenditures. Income, expenses (other than expenses attributable to a specific class) and realized and unrealized gains and losses are allocated daily to each class based on its relative net assets. The following is a summary of significant accounting policies followed by the Fund.

(a) Valuation of investments -- The Fund records its investment in the Series at fair value. Valuation of securities held by the Series is discussed in Note 1(a) of the Series' Notes to Financial Statements, which are included elsewhere in this report.

(b) Investment income and expenses -- The Fund records daily its proportionate share of the Series' income, expenses and realized and unrealized gains and losses. In addition, the Fund accrues its own expenses.

(c) Income taxes -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no federal income tax provision is required.

(d) Prepaid registration fees -- Prepaid registration fees are charged to expense as the related shares are issued.

(e) Dividends and distributions -- Dividends and distributions paid by the Fund are recorded on the ex-dividend dates.

(f) Investment transactions -- Investment transactions in the Series are accounted for on a trade date basis.

(g) Recent accounting pronouncements -- Effective June 29, 2007, the Fund implemented Financial Accounting Standards Board ("FASB") Interpretation No. 48, "Accounting for Uncertainty in Income Taxes -- an interpretation of FASB Statement No. 109" ("FIN 48"). FIN 48 prescribes the minimum recognition threshold a tax position must meet in connection with accounting for uncertainties in income tax positions taken or expected to be taken by an entity, including investment companies, before being measured and recognized in the financial statements. Management has evaluated the application of FIN 48 to the Fund, and has determined that the adoption of FIN 48 does not have a material impact on the Fund's financial statements. The Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Fund's U.S. federal tax returns remains open for the years ended December 31, 2004 through December 31, 2006. The statute of limitations on the Fund's state and local tax returns may remain open for an additional year depending upon the jurisdiction.

In September 2006, Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" ("FAS 157"), was issued and is effective for fiscal years beginning after November 15, 2007. FAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. The impact on the Fund's financial statement disclosures, if any, is currently being assessed.

In addition, in February 2007, Statement of Financial Accounting Standards No. 159, "The Fair Value Option for Financial Assets and Financial Liabilities" ("FAS 159"), was issued and is effective for fiscal years beginning after November 15, 2007. Early adoption is permitted as of the beginning of a fiscal year that begins on or before November 15, 2007, provided the entity also elects to apply the provisions of FAS 157. FAS 159 permits entities to choose to measure many financial instruments and certain other items at fair value that are not currently required to be measured at fair value. FAS 159 also establishes presentation and disclosure requirements designed to facilitate comparisons between entities that choose different measurement attributes for similar types of assets and liabilities. The impact on the Fund's financial statement disclosures, if any, is currently being assessed.

(h) Reclassifications -- U.S. generally accepted accounting principles require that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. Accordingly, during the current year, $897,635 has been reclassified between accumulated net realized capital losses allocated from the Series and accumulated distributions in excess of net investment income and $3,785 has been reclassified between paid-in capital in excess of par and accumulated distributions in excess of net investment income as a result of permanent differences attributable to foreign currency transactions, gains from the sale of stock of passive foreign investment companies and non-deductible expenses. These reclassifications have no effect on net assets or net asset values per share.


         BLACKROCK INTERNATIONAL INDEX FUND         DECEMBER 31, 2007         11

Notes to Financial Statements (continued)     BlackRock International Index Fund

2. Transactions with Affiliates:

The Corporation has entered into an Administration Agreement with BlackRock Advisors, LLC (the "Administrator"), an indirect, wholly owned subsidiary of BlackRock, Inc. The Fund pays the Administrator a monthly fee at an annual rate of .34% of the Fund's average daily net assets for the performance of administrative services (other than investment advice and related portfolio activities) necessary for the operation of the Fund. The Administrator has entered into a voluntary arrangement with the Fund under which the expenses incurred by each class of shares of the Fund (excluding service fees) will not exceed .65%. This arrangement has a one-year term and is renewable. During the year ended December 31, 2007, the Administrator revised its estimate of fee waivers by $84,254.

The Corporation has also entered into separate Distribution Agreements and a Shareholder Servicing Plan with FAM Distributors, Inc. ("FAMD") and BlackRock Distributors Inc. and its affiliates ("BDI") (collectively, the "Distributor"). FAMD is a wholly owned subsidiary of Merrill Lynch Group, Inc. and BDI is an affiliate of BlackRock, Inc. Merrill Lynch & Co., Inc. ("Merrill Lynch") and The PNC Financial Services Group, Inc. ("PNC") are the principal owners of BlackRock, Inc.

Pursuant to the Shareholder Servicing Plan adopted by the Corporation in accordance with Rule 12b-1 under the Investment Company Act of 1940, the Fund pays the Distributor an ongoing service fee with respect to Investor A Shares. The fees are accrued daily and paid monthly at the annual rate of .25% based upon the average daily net assets of Investor A Shares.

Pursuant to sub-agreements with each Distributor, broker-dealers, including Merrill Lynch, Pierce, Fenner & Smith Incorporated ("MLPF&S"), a wholly owned subsidiary of Merrill Lynch, and the Distributor provide shareholder servicing to the Fund. The ongoing service fee compensates the Distributor and each broker-dealer (including MLPF&S) for providing shareholder servicing to Investor A shareholders.

PFPC Inc., an indirect, wholly owned subsidiary of PNC and an affiliate of the Manager, is the Fund's transfer agent.

Certain officers and/or directors of the Corporation are officers and/or directors of BlackRock, Inc. or its affiliates.

3. Capital Share Transactions:

Net increase in net assets derived from capital share transactions was $28,346,777 and $25,720,591 for the years ended December 31, 2007 and December 31, 2006, respectively.

Transactions in capital shares for each class were as follows:

-------------------------------------------------------------------------------
Institutional Shares for the Year                                      Dollar
Ended December 31, 2007                               Shares           Amount
-------------------------------------------------------------------------------
Shares sold ....................................     4,239,119     $ 68,229,646
Shares issued to shareholders in reinvestment of
  dividends and distributions ..................       568,714        8,861,976
                                                    ---------------------------
Total issued ...................................     4,807,833       77,091,622
Shares redeemed ................................    (3,515,519)     (57,115,652)
                                                    ---------------------------
Net increase ...................................     1,292,314     $ 19,975,970
                                                    ===========================

-------------------------------------------------------------------------------
Institutional Shares for the Year                                      Dollar
Ended December 31, 2006                               Shares           Amount
-------------------------------------------------------------------------------
Shares sold ....................................     4,589,836     $ 63,897,919
Shares issued to shareholders in reinvestment of
  dividends and distributions ..................       330,209        4,931,796
                                                    ---------------------------
Total issued ...................................     4,920,045       68,829,715
Shares redeemed ................................    (3,350,412)     (46,742,042)
                                                    ---------------------------
Net increase ...................................     1,569,633     $ 22,087,673
                                                    ===========================

-------------------------------------------------------------------------------
Investor A Shares for the Year                                         Dollar
Ended December 31, 2007                               Shares           Amount
-------------------------------------------------------------------------------
Shares sold ....................................     2,588,127     $ 41,560,030
Shares issued to shareholders in reinvestment of
  dividends and distributions ..................       750,023       11,625,706
                                                    ---------------------------
Total issued ...................................     3,338,150       53,185,736
Shares redeemed ................................    (2,742,436)     (44,814,929)
                                                    ---------------------------
Net increase ...................................       595,714     $  8,370,807
                                                    ===========================

-------------------------------------------------------------------------------
Investor A Shares for the Year                                         Dollar
Ended December 31, 2006                               Shares           Amount
-------------------------------------------------------------------------------
Shares sold ....................................     2,672,618     $ 37,180,163
Shares issued to shareholders in reinvestment of
  dividends and distributions ..................       443,877        6,593,807
                                                    ---------------------------
Total issued ...................................     3,116,495       43,773,970
Shares redeemed ................................    (2,913,611)     (40,141,052)
                                                    ---------------------------
Net increase ...................................       202,884     $  3,632,918
                                                    ===========================


12         BLACKROCK INTERNATIONAL INDEX FUND         DECEMBER 31, 2007

Notes to Financial Statements (concluded)     BlackRock International Index Fund

The Fund charges a 2% redemption fee on the proceeds (calculated at market value) of a redemption (either by sale or exchange) of Fund shares made within 30 days of purchase or exchange. The redemption fee is paid to the Fund and is intended to offset the trading costs, market impact and other costs associated with short-term trading into and out of the Fund.

4. Distributions to Shareholders:

The tax character of distributions paid during the fiscal years ended December 31, 2007 and December 31, 2006 was as follows:

--------------------------------------------------------------------------------
                                                      12/31/2007      12/31/2006
--------------------------------------------------------------------------------
Distributions paid from:
  Ordinary income ................................    $15,560,772    $ 8,496,553
  Net long-term capital gains ....................      5,378,824      3,142,053
                                                      --------------------------
Total distributions ..............................    $20,939,596    $11,638,606
                                                      ==========================

As of December 31, 2007, the components of accumulated earnings on a tax basis were as follows:

-------------------------------------------------------------------------------
Undistributed ordinary income -- net ..........................    $    477,128
Undistributed long-term capital gains -- net ..................         550,367
                                                                   ------------
Total undistributed earnings -- net ...........................       1,027,495
Unrealized gains -- net .......................................     114,000,364*
                                                                   ------------
Total accumulated earnings -- net .............................    $115,027,859
                                                                   ============

* The difference between book-basis and tax-basis net unrealized gains is attributable primarily to the tax deferral of losses on wash sales, the realization for tax purposes of unrealized gains/losses on certain foreign currency contracts, the realization for tax purposes of unrealized gains on investments in passive foreign investment companies and other book/tax temporary differences.

Report of Independent Registered Public Accounting Firm
                                              BlackRock International Index Fund

To the Shareholders and Board of Directors of BlackRock Index Funds, Inc.:

We have audited the accompanying statement of assets and liabilities of BlackRock International Index Fund, one of the series constituting BlackRock Index Funds, Inc., (the "Fund") as of December 31, 2007, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and the financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of BlackRock International Index Fund of BlackRock Index Funds, Inc. as of December 31, 2007, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP
Princeton, New Jersey
February 27, 2008


         BLACKROCK INTERNATIONAL INDEX FUND         DECEMBER 31, 2007         13

Proxy Results                                 BlackRock International Index Fund

During the six-month period ended December 31, 2007, the shareholders of BlackRock International Index Fund of BlackRock Index Funds, Inc. voted on the following proposal, which was approved at an annual shareholders' meeting on September 7, 2007. This proposal was a part of the reorganization of the Corporation's Board of Directors that took effect on November 1, 2007. A description of the proposal and number of shares voted are as follows:

----------------------------------------------------------------------------------------------------------------
                                                                                Shares Voted     Shares Withheld
                                                                                    For            From Voting
----------------------------------------------------------------------------------------------------------------
To elect the Corporation's Board of Directors:     David O. Beim                 14,334,559          572,752
                                                   Richard S. Davis              14,335,335          571,976
                                                   Ronald W. Forbes              14,335,335          571,976
                                                   Henry Gabbay                  14,335,335          571,976
                                                   Dr. Matina Horner             14,335,335          571,976
                                                   Rodney D. Johnson             14,334,670          572,641
                                                   Herbert I. London             14,335,224          572,087
                                                   Cynthia A. Montgomery         14,335,335          571,976
                                                   Joseph P. Platt, Jr.          14,335,335          571,976
                                                   Robert C. Robb, Jr.           14,335,335          571,976
                                                   Toby Rosenblatt               14,335,335          571,976
                                                   Kenneth L. Urish              14,335,074          572,237
                                                   Frederick W. Winter           14,334,559          572,752
----------------------------------------------------------------------------------------------------------------

Important Tax Information

The following information is provided with respect to the ordinary income distributions paid by BlackRock International Index Fund of BlackRock Index Funds, Inc. during the fiscal year ended December 31, 2007:

================================================================================
Record Date                                    July 18, 2007   December 17, 2007
Payable Date                                   July 20, 2007   December 19, 2007
================================================================================
Qualified Dividend Income
for Individuals*                                    18.16%+           71.52%+
--------------------------------------------------------------------------------
Foreign Source Income                               47.91%+           64.55%+
--------------------------------------------------------------------------------
Foreign Taxes Paid Per Share                     $.002057          $.039660
--------------------------------------------------------------------------------
Short-Term Capital Gain Dividends
for Non-U.S. Residents**                            41.81%            34.78%
--------------------------------------------------------------------------------
* The Fund hereby designates the percentage indicated above or the maximum amount allowable by law.
** Represents the portion of the taxable ordinary income dividends eligible for exemption from U.S. withholding tax for nonresident aliens and foreign corporations.
+ Expressed as a percentage of the cash distribution grossed-up for foreign taxes.

The foreign taxes paid represent taxes incurred by the Fund on income received by the Fund from foreign sources. Foreign taxes paid may be included in taxable income with an offsetting deduction from gross income or may be taken as a credit for taxes paid to foreign governments. You should consult your tax advisor regarding the appropriate treatment of foreign taxes paid.

Additionally, the Fund distributed long-term capital gains of $.005785 per share and $.232600 per share to shareholders of record on July 18, 2007 and December 17, 2007, respectively.


14         BLACKROCK INTERNATIONAL INDEX FUND         DECEMBER 31, 2007

Portfolio Information                          Master International Index Series

As of December 31, 2007

                                                                      Percent of
Ten Largest Equity Holdings                                           Net Assets
--------------------------------------------------------------------------------
iShares MSCI EAFE Index Fund ........................................    2.0%
BP Plc ..............................................................    1.6
Vodafone Group Plc ..................................................    1.4
HSBC Holdings Plc ...................................................    1.4
Nestle SA Registered Shares .........................................    1.3
Total SA ............................................................    1.2
Royal Dutch Shell Plc ...............................................    1.1
Nokia Oyj ...........................................................    1.0
Toyota Motor Corp. ..................................................    1.0
GlaxoSmithKline Plc .................................................    1.0
--------------------------------------------------------------------------------

                                                                      Percent of
Five Largest Industries                                               Net Assets
--------------------------------------------------------------------------------
Commercial Banks ...................................................    13.9%
Oil, Gas & Consumable Fuels ........................................     7.1
Metals & Mining ....................................................     5.4
Pharmaceuticals ....................................................     5.2
Insurance ..........................................................     4.5
--------------------------------------------------------------------------------
      For Series compliance purposes, the Series' industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes, and/or as defined by Series management. The definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease.

                                                Percent of Long-Term Investments
                                                --------------------------------
Geographic Region                                     2007            2006
--------------------------------------------------------------------------------
United Kingdom ..................................     22.0%           23.3%
Japan ...........................................     19.5            21.6
France ..........................................     10.2             9.7
Germany .........................................      9.1             7.3
Switzerland .....................................      6.6             6.9
Australia .......................................      6.4             5.1
Spain ...........................................      4.3             4.0
Italy ...........................................      3.8             3.9
Netherlands .....................................      2.8             3.7
Sweden ..........................................      2.3             2.4
Hong Kong .......................................      2.2             1.6
United States ...................................      2.1             2.6
Finland .........................................      1.8             1.4
Belgium .........................................      1.2             1.2
Singapore .......................................      1.1             0.9
Norway ..........................................      1.0             0.9
Denmark .........................................      0.9             0.8
Greece ..........................................      0.8             0.6
Ireland .........................................      0.6             0.9
Austria .........................................      0.6             0.6
Portugal ........................................      0.4             0.3
New Zealand .....................................      0.1             0.1
Cayman Islands ..................................      0.1             0.1
Bermuda .........................................      0.1             0.1
--------------------------------------------------------------------------------


         BLACKROCK INTERNATIONAL INDEX FUND         DECEMBER 31, 2007         15

Summary Schedule of Investments As of December 31, 2007
                             Master International Index Series (in U.S. dollars)

This summary schedule of investments is presented to help investors focus on the Series' principal holdings. It includes the Series' 50 largest holdings, each investment of any issuer that exceeds 1% of the Series' net assets and affiliated issues. "Other Securities" represent all issues not required to be disclosed under the rules adopted by the Securities and Exchange Commission. A complete schedule of investments is available without charge, upon request, by calling 800-441-7762 or on the Securities and Exchange Commission's website at http://www.sec.gov.

                                                Shares                                                                    Percent of
Industry                                          Held  Common Stocks                                         Value       Net Assets
====================================================================================================================================
Aerospace & Defense                                     Other Securities                                $    7,692,434        0.7%
------------------------------------------------------------------------------------------------------------------------------------
Air Freight & Logistics                                 Other Securities                                     4,572,587        0.4
------------------------------------------------------------------------------------------------------------------------------------
Airlines                                                Other Securities                                     2,996,203        0.3
------------------------------------------------------------------------------------------------------------------------------------
Auto Components                                         Other Securities                                     8,898,372        0.8
------------------------------------------------------------------------------------------------------------------------------------
Automobiles                                     71,898  DaimlerChrysler AG                                   6,968,357        0.6
                                               214,000  Toyota Motor Corp.                                  11,397,364        1.0
                                                        Other Securities                                    16,882,011        1.5
                                                                                                        ----------------------------
                                                                                                            35,247,732        3.1
------------------------------------------------------------------------------------------------------------------------------------
Beverages                                               Other Securities                                    15,712,051        1.4
------------------------------------------------------------------------------------------------------------------------------------
Biotechnology                                           Other Securities                                     1,782,724        0.2
------------------------------------------------------------------------------------------------------------------------------------
Building Products                                       Other Securities                                     6,666,148        0.6
------------------------------------------------------------------------------------------------------------------------------------
Capital Markets                                 84,380  Credit Suisse Group                                  5,079,301        0.4
                                                39,145  Deutsche Bank AG Registered Shares                   5,111,363        0.4
                                               162,085  UBS AG                                               7,473,367        0.7
                                                        Other Securities                                    10,905,634        1.0
                                                                                                        ----------------------------
                                                                                                            28,569,665        2.5
------------------------------------------------------------------------------------------------------------------------------------
Chemicals                                       37,627  BASF AG                                              5,579,794        0.5
                                                55,633  Bayer AG                                             5,087,673        0.4
                                                        Other Securities                                    25,275,281        2.2
                                                                                                        ----------------------------
                                                                                                            35,942,748        3.1
------------------------------------------------------------------------------------------------------------------------------------
Commercial Banks                                64,161  BNP Paribas SA                                       6,961,475        0.6
                                               285,794  Banco Bilbao Vizcaya Argentaria SA                   6,957,420        0.6
                                               480,675  Banco Santander SA                                  10,381,617        0.9
                                               527,057  Barclays Plc                                         5,322,917        0.4
                                               104,821  Commonwealth Bank of Australia Ltd.                  5,404,442        0.5
                                               922,258  HSBC Holdings Plc                                   15,535,003        1.4
                                               687,629  Mitsubishi UFJ Financial Group, Inc.                 6,484,291        0.6
                                               784,325  Royal Bank of Scotland Group Plc                     6,925,178        0.6
                                               701,256  UniCredito Italiano SpA                              5,767,100        0.5
                                                        Other Securities                                    85,062,747        7.4
                                                                                                        ----------------------------
                                                                                                           154,802,190       13.5
------------------------------------------------------------------------------------------------------------------------------------
Commercial Services & Supplies                          Other Securities                                     9,168,267        0.8
------------------------------------------------------------------------------------------------------------------------------------
Communications Equipment                       301,553  Nokia Oyj                                           11,584,870        1.0
                                                        Other Securities                                     4,359,164        0.4
                                                                                                        ----------------------------
                                                                                                            15,944,034        1.4
------------------------------------------------------------------------------------------------------------------------------------
Computers & Peripherals                                 Other Securities                                     4,503,778        0.4
------------------------------------------------------------------------------------------------------------------------------------
Construction & Engineering                              Other Securities                                    10,251,987        0.9
------------------------------------------------------------------------------------------------------------------------------------
Construction Materials                                  Other Securities                                     7,131,517        0.6
------------------------------------------------------------------------------------------------------------------------------------
Consumer Finance                                        Other Securities                                     2,321,598        0.2
------------------------------------------------------------------------------------------------------------------------------------
Containers & Packaging                                  Other Securities                                     1,126,356        0.1
------------------------------------------------------------------------------------------------------------------------------------
Distributors                                            Other Securities                                     1,291,365        0.1
------------------------------------------------------------------------------------------------------------------------------------
Diversified Consumer Services                           Other Securities                                       425,682        0.0
------------------------------------------------------------------------------------------------------------------------------------


16         BLACKROCK INTERNATIONAL INDEX FUND         DECEMBER 31, 2007

                             Master International Index Series (in U.S. dollars)

                                                Shares                                                                    Percent of
Industry                                          Held  Common Stocks                                         Value       Net Assets
====================================================================================================================================
Diversified Financial Services                 143,436  ING Group NV CVA                                $    5,589,044        0.5%
                                                        Other Securities                                    14,188,976        1.2
                                                                                                        ----------------------------
                                                                                                            19,778,020        1.7
------------------------------------------------------------------------------------------------------------------------------------
Diversified Telecommunication Services         217,200  Deutsche Telekom AG                                  4,780,446        0.4
                                               138,273  France Telecom SA                                    4,959,959        0.4
                                               329,719  Telefonica SA                                       10,688,282        1.0
                                                        Other Securities                                    24,226,418        2.1
                                                                                                        ----------------------------
                                                                                                            44,655,105        3.9
------------------------------------------------------------------------------------------------------------------------------------
Electric Utilities                              47,712  E.ON AG                                             10,143,245        0.9
                                                        Other Securities                                    26,904,874        2.3
                                                                                                        ----------------------------
                                                                                                            37,048,119        3.2
------------------------------------------------------------------------------------------------------------------------------------
Electrical Equipment                           170,320  ABB Ltd.                                             4,910,631        0.4
                                                        Other Securities                                    11,546,907        1.0
                                                                                                        ----------------------------
                                                                                                            16,457,538        1.4
------------------------------------------------------------------------------------------------------------------------------------
Electronic Equipment & Instruments                      Other Securities                                    12,341,464        1.1
------------------------------------------------------------------------------------------------------------------------------------
Energy Equipment & Services                             Other Securities                                     4,436,496        0.4
------------------------------------------------------------------------------------------------------------------------------------
Food & Staples Retailing                       616,389  Tesco Plc                                            5,863,427        0.5
                                                        Other Securities                                    17,350,760        1.5
                                                                                                        ----------------------------
                                                                                                            23,214,187        2.0
------------------------------------------------------------------------------------------------------------------------------------
Food Products                                   31,297  Nestle SA Registered Shares                         14,371,279        1.3
                                               131,620  Unilever NV                                          4,835,823        0.4
                                                        Other Securities                                    13,611,876        1.2
                                                                                                        ----------------------------
                                                                                                            32,818,978        2.9
------------------------------------------------------------------------------------------------------------------------------------
Gas Utilities                                           Other Securities                                     4,554,983        0.4
------------------------------------------------------------------------------------------------------------------------------------
Health Care Equipment & Supplies                        Other Securities                                     6,516,002        0.6
------------------------------------------------------------------------------------------------------------------------------------
Health Care Providers & Services                        Other Securities                                     2,321,644        0.2
------------------------------------------------------------------------------------------------------------------------------------
Health Care Technology                                  Other Securities                                       178,539        0.0
------------------------------------------------------------------------------------------------------------------------------------
Hotels, Restaurants & Leisure                           Other Securities                                    10,366,424        0.9
------------------------------------------------------------------------------------------------------------------------------------
Household Durables                                      Other Securities                                    13,856,878        1.2
------------------------------------------------------------------------------------------------------------------------------------
Household Products                                      Other Securities                                     4,494,104        0.4
------------------------------------------------------------------------------------------------------------------------------------
IT Services                                             Other Securities                                     3,090,596        0.3
------------------------------------------------------------------------------------------------------------------------------------
Independent Power Producers &                           Other Securities                                     1,544,297        0.1
Energy Traders
------------------------------------------------------------------------------------------------------------------------------------
Industrial Conglomerates                        65,334  Siemens AG                                          10,388,270        0.9
                                                        Other Securities                                    11,066,650        1.0
                                                                                                        ----------------------------
                                                                                                            21,454,920        1.9
------------------------------------------------------------------------------------------------------------------------------------
Insurance                                      117,504  AXA SA                                               4,684,764        0.4
                                                34,467  Allianz AG Registered Shares                         7,425,560        0.6
                                                        Other Securities                                    39,812,467        3.5
                                                                                                        ----------------------------
                                                                                                            51,922,791        4.5
------------------------------------------------------------------------------------------------------------------------------------
Internet & Catalog Retail                               Other Securities                                       766,398        0.1
------------------------------------------------------------------------------------------------------------------------------------
Internet Software & Services                            Other Securities                                     1,135,845        0.1
------------------------------------------------------------------------------------------------------------------------------------
Leisure Equipment & Products                            Other Securities                                     2,131,639        0.2
------------------------------------------------------------------------------------------------------------------------------------
Life Sciences Tools & Services                          Other Securities                                       722,212        0.1
------------------------------------------------------------------------------------------------------------------------------------
Machinery                                               Other Securities                                    23,293,341        2.0
------------------------------------------------------------------------------------------------------------------------------------
Marine                                                  Other Securities                                     4,309,972        0.4
------------------------------------------------------------------------------------------------------------------------------------
Media                                                   Other Securities                                    19,929,650        1.7
------------------------------------------------------------------------------------------------------------------------------------


         BLACKROCK INTERNATIONAL INDEX FUND         DECEMBER 31, 2007         17

                             Master International Index Series (in U.S. dollars)

                                                Shares                                                                    Percent of
Industry                                          Held  Common Stocks                                         Value       Net Assets
====================================================================================================================================
Metals & Mining                                103,812  Anglo American Plc                              $    6,301,536        0.5%
                                                69,987  ArcelorMittal                                        5,434,698        0.5
                                               265,166  BHP Billiton Ltd.                                    9,269,681        0.8
                                               180,451  BHP Billiton Plc                                     5,502,561        0.5
                                                78,068  Rio Tinto Plc Registered Shares                      8,216,068        0.7
                                                        Other Securities                                    25,784,432        2.3
                                                                                                        ----------------------------
                                                                                                            60,508,976        5.3
------------------------------------------------------------------------------------------------------------------------------------
Multi-Utilities                                 34,092  RWE AG                                               4,780,056        0.4
                                                77,516  Suez SA                                              5,276,207        0.5
                                                        Other Securities                                     9,423,851        0.8
                                                                                                        ----------------------------
                                                                                                            19,480,114        1.7
------------------------------------------------------------------------------------------------------------------------------------
Multiline Retail                                        Other Securities                                     4,869,160        0.4
------------------------------------------------------------------------------------------------------------------------------------
Office Electronics                                      Other Securities                                     5,869,228        0.5
------------------------------------------------------------------------------------------------------------------------------------
Oil, Gas & Consumable Fuels                    263,695  BG Group Plc                                         6,050,102        0.5
                                             1,493,200  BP Plc                                              18,247,282        1.6
                                               200,844  Eni SpA                                              7,330,081        0.6
                                               284,525  Royal Dutch Shell Plc                               12,011,215        1.1
                                               216,157  Royal Dutch Shell Plc Class B                        9,010,661        0.8
                                               161,867  Total SA                                            13,402,661        1.2
                                                        Other Securities                                    13,960,652        1.2
                                                                                                        ----------------------------
                                                                                                            80,012,654        7.0
------------------------------------------------------------------------------------------------------------------------------------
Paper & Forest Products                                 Other Securities                                     3,411,709        0.3
------------------------------------------------------------------------------------------------------------------------------------
Personal Products                                       Other Securities                                     3,951,119        0.3
------------------------------------------------------------------------------------------------------------------------------------
Pharmaceuticals                                116,048  AstraZeneca Plc                                      4,995,039        0.4
                                               441,993  GlaxoSmithKline Plc                                 11,225,109        1.0
                                               183,604  Novartis AG Registered Shares                       10,040,813        0.9
                                                55,612  Roche Holding AG                                     9,613,411        0.8
                                                76,807  Sanofi-Aventis                                       7,030,945        0.6
                                                        Other Securities                                    14,963,589        1.3
                                                                                                        ----------------------------
                                                                                                            57,868,906        5.0
------------------------------------------------------------------------------------------------------------------------------------
Real Estate Investment Trusts (REITs)                   Other Securities                                    13,208,339        1.2
------------------------------------------------------------------------------------------------------------------------------------
Real Estate Management & Development                    Other Securities                                    18,971,417        1.7
------------------------------------------------------------------------------------------------------------------------------------
Road & Rail                                             Other Securities                                     9,076,814        0.8
------------------------------------------------------------------------------------------------------------------------------------
Semiconductors &                                        Other Securities                                     5,843,567        0.5
Semiconductor Equipment
------------------------------------------------------------------------------------------------------------------------------------
Software                                                Other Securities                                    10,091,154        0.9
------------------------------------------------------------------------------------------------------------------------------------
Specialty Retail                                        Other Securities                                     8,086,335        0.7
------------------------------------------------------------------------------------------------------------------------------------
Textiles, Apparel & Luxury Goods                        Other Securities                                    10,170,591        0.9
------------------------------------------------------------------------------------------------------------------------------------
Tobacco                                        119,338  British American Tobacco Plc                         4,665,295        0.4
                                                        Other Securities                                     7,158,604        0.6
                                                                                                        ----------------------------
                                                                                                            11,823,899        1.0
------------------------------------------------------------------------------------------------------------------------------------
Trading Companies & Distributors                        Other Securities                                    11,335,508        1.0
------------------------------------------------------------------------------------------------------------------------------------
Transportation Infrastructure                           Other Securities                                     4,272,958        0.4
------------------------------------------------------------------------------------------------------------------------------------
Water Utilities                                         Other Securities                                     1,140,308        0.1
------------------------------------------------------------------------------------------------------------------------------------
Wireless Telecommunication Services          4,153,856  Vodafone Group Plc                                  15,593,248        1.4
                                                        Other Securities                                     6,801,333        0.6
                                                                                                        ----------------------------
                                                                                                            22,394,581        2.0
------------------------------------------------------------------------------------------------------------------------------------
                                                        Total Common Stocks (Cost -- $797,004,493)       1,080,774,917       94.5
------------------------------------------------------------------------------------------------------------------------------------


18         BLACKROCK INTERNATIONAL INDEX FUND         DECEMBER 31, 2007

                             Master International Index Series (in U.S. dollars)

                                                Shares                                                                    Percent of
                                                  Held  Exchange-Traded Funds                                 Value       Net Assets
====================================================================================================================================
                                               288,947  iShares MSCI EAFE Index Fund (c)                $   22,708,345        2.0%
------------------------------------------------------------------------------------------------------------------------------------
                                                        Total Exchange-Traded Funds
                                                        (Cost -- $19,661,875)                               22,708,345        2.0
------------------------------------------------------------------------------------------------------------------------------------

====================================================================================================================================

Industry                                                Preferred Stocks
====================================================================================================================================
Automobiles                                             Other Securities                                     1,246,695        0.1
------------------------------------------------------------------------------------------------------------------------------------
Household Products                                      Other Securities                                       886,330        0.1
------------------------------------------------------------------------------------------------------------------------------------
Media                                                   Other Securities                                       119,809        0.0
------------------------------------------------------------------------------------------------------------------------------------
Multi-Utilities                                         Other Securities                                       314,051        0.0
------------------------------------------------------------------------------------------------------------------------------------
                                                        Total Preferred Stocks (Cost -- $1,272,423)          2,566,885        0.2
------------------------------------------------------------------------------------------------------------------------------------

====================================================================================================================================

                                                        Rights
====================================================================================================================================
Metals & Mining                                         Other Securities                                             0        0.0
------------------------------------------------------------------------------------------------------------------------------------
Real Estate Management                                  Other Securities                                        14,770        0.0
& Development
------------------------------------------------------------------------------------------------------------------------------------
                                                        Total Rights (Cost -- $0)                               14,770        0.0
------------------------------------------------------------------------------------------------------------------------------------

====================================================================================================================================

                                            Beneficial
                                              Interest  Short-Term Securities
====================================================================================================================================
                                        USD 13,529,338  BlackRock Liquidity Series, LLC Cash Sweep
                                                          Series, 5.04% (a)(b)                              13,529,338        1.2
------------------------------------------------------------------------------------------------------------------------------------
                                                        Total Short-Term Securities
                                                        (Cost -- $13,529,338)                               13,529,338        1.2
------------------------------------------------------------------------------------------------------------------------------------
Total Investments (Cost -- $831,468,129*)                                                                1,119,594,255       97.9

Other Assets Less Liabilities                                                                               23,577,306        2.1
                                                                                                        ----------------------------
Net Assets                                                                                              $1,143,171,561      100.0
                                                                                                        ============================

* The cost and unrealized appreciation (depreciation) of investments as of December 31, 2007, as computed for federal income tax purposes, were as follows:

      Aggregate cost .........................................    $ 844,409,619
                                                                  =============
      Gross unrealized appreciation ..........................      305,352,070
      Gross unrealized depreciation ..........................      (30,167,434)
                                                                  -------------
      Net unrealized appreciation ............................    $ 275,184,636
                                                                  =============

(a) Investments in companies considered to be an affiliate of the Series, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

      --------------------------------------------------------------------------
                                                               Net      Interest
      Affiliate                                             Activity     Income
      --------------------------------------------------------------------------
      BlackRock Liquidity Series, LLC Cash Sweep Series  $(12,221,959)  $981,689
      --------------------------------------------------------------------------

(b)   Represents the current yield as of December 31, 2007.
(c) All or a portion of security held as collateral in connection with open financial futures contracts.
o "Other Securities" represent issues that are not identified as the 50 largest holdings of the Series and issues not exceeding 1% of net assets. Some securities, or a portion of, in this category are held in connection with open financial futures contracts.
o For Series compliance purposes, the Series' industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Series management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percent of net assets. These industry classifications are unaudited.


         BLACKROCK INTERNATIONAL INDEX FUND         DECEMBER 31, 2007         19

Summary Schedule of Investments (concluded)
                             Master International Index Series (in U.S. dollars)

o Financial futures contracts purchased as of December 31, 2007 were as follows:

      -------------------------------------------------------------------------------------------------------------------
                                                                                                             Unrealized
      Number of                                                    Expiration                               Appreciation
      Contracts     Issue                         Exchange            Date                Face Value       (Depreciation)
      -------------------------------------------------------------------------------------------------------------------
           4        Hang Seng Index Future        Hong Kong       January 2008           $   703,945         $    11,935
          49        OMX Stock Index Future        Stockholm       January 2008           $   812,340               9,293
          30        CAC40 10 Euro Future          MATIF             March 2008           $ 2,458,577              26,400
         311        DJ Euro Stoxx 50              Eurex             March 2008           $19,949,983             215,887
          63        FTSE 100 Index Future         LIFFE             March 2008           $ 7,980,053             115,038
          10        SPI 200 Index Future          Sydney            March 2008           $ 1,379,492              13,970
          58        TOPIX Index Future            Tokyo             March 2008           $ 7,885,858            (253,938)
      -------------------------------------------------------------------------------------------------------------------
      Total Unrealized Appreciation -- Net                                                                   $   138,585
                                                                                                             ===========

o Forward foreign exchange contracts as of December 31, 2007 were as follows:

      ----------------------------------------------------------------------------------------------------
                                                                                              Unrealized
        Foreign Currency                    Foreign Currency             Settlement          Appreciation
            Purchased                             Sold                      Date            (Depreciation)
      ----------------------------------------------------------------------------------------------------
      AUD        3,668,400               USD       3,216,436               2/12/08            $   (3,449)
      CHF        3,317,500               USD       2,951,653               2/12/08               (13,477)
      DKK        1,549,100               USD         304,230               2/12/08                  (315)
      EUR        8,296,000               USD      12,139,443               2/12/08                (2,413)
      GBP        3,709,300               USD       7,504,118               2/12/08              (129,329)
      HKD        5,901,300               USD         758,953               2/12/08                  (837)
      JPY      562,900,000               USD       5,081,239               2/12/08               (18,293)
      NOK        2,334,500               USD         426,560               2/12/08                 2,873
      NZD           18,200               USD          13,887               2/12/08                    47
      SEK        5,898,000               USD         918,736               2/12/08                (5,817)
      SGD          398,800               USD         276,923               2/12/08                   983
      USD        1,945,468               AUD       2,204,000               2/12/08                15,084
      USD        1,471,670               CHF       1,644,000               2/12/08                15,645
      USD          117,544               DKK         595,800               2/12/08                   655
      USD        5,029,644               EUR       3,424,000               2/12/08                20,340
      USD        3,643,681               GBP       1,794,000               2/12/08                76,870
      USD          481,051               HKD       3,742,000               2/12/08                   331
      USD        1,751,762               JPY     195,050,000               2/12/08                (2,595)
      USD          143,367               NOK         780,000               2/12/08                  (114)
      USD           11,599               NZD          15,000               2/12/08                   115
      USD          345,843               SEK       2,204,358               2/12/08                 4,642
      USD          122,039               SGD         175,300               2/12/08                  (120)
      ----------------------------------------------------------------------------------------------------
      Total Unrealized Depreciation on Forward Foreign Exchange Contracts -- Net              $  (39,174)
                                                                                              ==========

o     Currency Abbreviations:

      AUD     Australian Dollar
      CHF     Swiss Franc
      DKK     Danish Krone
      EUR     Euro
      GBP     British Pound
      HKD     Hong Kong Dollar
      JPY     Japanese Yen
      NOK     Norwegian Krone
      NZD     New Zealand Dollar
      SEK     Swedish Krona
      SGD     Singapore Dollar
      USD     U.S. Dollar


      See Notes to Financial Statements.


20         BLACKROCK INTERNATIONAL INDEX FUND         DECEMBER 31, 2007

Statement of Assets and Liabilities            Master International Index Series

As of December 31, 2007
===================================================================================================================================
Assets
-----------------------------------------------------------------------------------------------------------------------------------
Investments in unaffiliated securities, at value (identified cost -- $817,938,791) .........                        $ 1,106,064,917
Investments in affiliated securities, at value (identified cost -- $13,529,338) ............                             13,529,338
Foreign cash (cost -- $17,212,445) .........................................................                             17,263,524
Unrealized appreciation on forward foreign exchange contracts ..............................                                137,585
Receivables:
    Contributions ..........................................................................    $    13,818,236
    Securities sold ........................................................................          5,915,884
    Dividends ..............................................................................          3,168,772
    Investment adviser .....................................................................              8,666          22,911,558
                                                                                                ---------------
Prepaid expenses and other assets ..........................................................                                 32,122
                                                                                                                    ---------------
Total assets ...............................................................................                          1,159,939,044
                                                                                                                    ---------------
===================================================================================================================================
Liabilities
-----------------------------------------------------------------------------------------------------------------------------------
Unrealized depreciation on forward foreign exchange contracts ..............................                                176,759
Bank overdraft .............................................................................                              1,156,797
Payables:
    Securities purchased ...................................................................          9,098,125
    Withdrawals ............................................................................          5,647,739
    Variation margin .......................................................................            304,540
    Other affiliates .......................................................................             10,356          15,060,760
                                                                                                ---------------
Accrued expenses ...........................................................................                                373,167
                                                                                                                    ---------------
Total liabilities ..........................................................................                             16,767,483
                                                                                                                    ---------------
===================================================================================================================================
Net Assets
-----------------------------------------------------------------------------------------------------------------------------------
Net Assets .................................................................................                        $ 1,143,171,561
                                                                                                                    ===============
===================================================================================================================================
Net Assets Consist of
-----------------------------------------------------------------------------------------------------------------------------------
Investors' capital .........................................................................                        $   854,669,789
Unrealized appreciation -- net .............................................................                            288,501,772
                                                                                                                    ---------------
Net assets .................................................................................                        $ 1,143,171,561
                                                                                                                    ===============

      See Notes to Financial Statements.


         BLACKROCK INTERNATIONAL INDEX FUND         DECEMBER 31, 2007         21

Statement of Operations                        Master International Index Series

For the Year Ended December 31, 2007
===================================================================================================================================
Investment Income
-----------------------------------------------------------------------------------------------------------------------------------
Dividends (net of $2,925,220 foreign withholding tax) ......................................                        $    32,791,613
Interest (including $981,689 from affiliates) ..............................................                                985,172
                                                                                                                    ---------------
Total income ...............................................................................                             33,776,785
                                                                                                                    ---------------
===================================================================================================================================
Expenses
-----------------------------------------------------------------------------------------------------------------------------------
Custodian fees .............................................................................    $       610,971
Accounting services ........................................................................            184,231
Investment advisory fees ...................................................................            114,233
Professional fees ..........................................................................             87,698
Pricing fees ...............................................................................             76,438
Directors' fees and expenses ...............................................................             12,834
Printing and shareholder reports ...........................................................              1,574
Other ......................................................................................             25,036
                                                                                                ---------------
Total expenses before reimbursement ........................................................          1,113,015
Reimbursement of expenses ..................................................................            (38,870)
                                                                                                ---------------
Total expenses after reimbursement .........................................................                              1,074,145
                                                                                                                    ---------------
Investment income -- net ...................................................................                             32,702,640
                                                                                                                    ---------------
===================================================================================================================================
Realized & Unrealized Gain (Loss) -- Net
-----------------------------------------------------------------------------------------------------------------------------------
Realized gain on:
    Investments -- net .....................................................................         18,774,995
    Financial futures contracts -- net .....................................................            734,254
    Foreign currency transactions -- net ...................................................          1,833,471          21,342,720
                                                                                                ---------------
Change in unrealized appreciation/depreciation on:
    Investments -- net .....................................................................         61,219,919
    Financial futures contracts -- net .....................................................           (526,818)
    Foreign currency transactions -- net ...................................................           (231,704)         60,461,397
                                                                                                -----------------------------------
Total realized and unrealized gain -- net ..................................................                             81,804,117
                                                                                                                    ---------------
Net Increase in Net Assets Resulting from Operations .......................................                        $   114,506,757
                                                                                                                    ===============

      See Notes to Financial Statements.


22         BLACKROCK INTERNATIONAL INDEX FUND         DECEMBER 31, 2007

Statements of Changes in Net Assets            Master International Index Series

                                                                                                          For the Year Ended
                                                                                                             December 31,
Increase (Decrease) in Net Assets:                                                                    2007                 2006
===================================================================================================================================
Operations
-----------------------------------------------------------------------------------------------------------------------------------
Investment income -- net ...................................................................    $    32,702,640     $    17,659,987
Realized gain -- net .......................................................................         21,342,720          12,066,140
Change in unrealized appreciation/depreciation -- net ......................................         60,461,397         126,438,123
                                                                                                -----------------------------------
Net increase in net assets resulting from operations .......................................        114,506,757         156,164,250
                                                                                                -----------------------------------
===================================================================================================================================
Capital Transactions
-----------------------------------------------------------------------------------------------------------------------------------
Proceeds from contributions ................................................................        740,944,038         517,743,669
Fair value of withdrawals ..................................................................       (542,265,015)       (367,077,433)
                                                                                                -----------------------------------
Net increase in net assets derived from capital transactions ...............................        198,679,023         150,666,236
                                                                                                -----------------------------------
===================================================================================================================================
Net Assets
-----------------------------------------------------------------------------------------------------------------------------------
Total increase in net assets ...............................................................        313,185,780         306,830,486
Beginning of year ..........................................................................        829,985,781         523,155,295
                                                                                                -----------------------------------
End of year ................................................................................    $ 1,143,171,561     $   829,985,781
                                                                                                ===================================

      See Notes to Financial Statements.


         BLACKROCK INTERNATIONAL INDEX FUND         DECEMBER 31, 2007         23

Financial Highlights                           Master International Index Series

                                                                                    For the Year Ended December 31,
The following ratios have been derived from                       -----------------------------------------------------------------
information provided in the financial statements.                    2007          2006          2005          2004          2003
===================================================================================================================================
Total Investment Return
-----------------------------------------------------------------------------------------------------------------------------------
Total investment return ......................................        10.80%        26.61%        13.64%        20.32%        38.97%
                                                                  =================================================================
===================================================================================================================================
Ratios to Average Net Assets
-----------------------------------------------------------------------------------------------------------------------------------
Expenses, net of reimbursement ...............................          .09%          .10%          .10%          .09%          .09%
                                                                  =================================================================
Expenses .....................................................          .10%          .11%          .10%          .10%          .10%
                                                                  =================================================================
Investment income -- net .....................................         2.86%         2.70%         2.53%         2.55%         2.23%
                                                                  =================================================================
===================================================================================================================================
Supplemental Data
-----------------------------------------------------------------------------------------------------------------------------------
Net assets, end of year (in thousands) .......................    $1,143,172    $ 829,986     $ 523,155     $ 322,067     $ 553,129
                                                                  =================================================================
Portfolio turnover ...........................................           30%           23%           11%           14%            9%
                                                                  =================================================================

      See Notes to Financial Statements.


24         BLACKROCK INTERNATIONAL INDEX FUND         DECEMBER 31, 2007

Notes to Financial Statements   Master International Index Series

1. Significant Accounting Policies:

Master International Index Series (the "Series"), a non-diversified management investment company, is part of Quantitative Master Series LLC (the "Master LLC"). The Master LLC is registered under the Investment Company Act of 1940, as amended, and is organized as a Delaware limited liability company. Prior to June 15, 2007, the Master LLC was organized as a Delaware statutory trust (the "Trust"). The Limited Liability Company Agreement permits the Directors (and prior to June 15, 2007, the Declaration of Trust permitted the Trustees) to issue non-transferable interests in the Series, subject to certain limitations. Throughout this report the Trust and the Master LLC are referred to as the Master LLC and the Board of Trustees of the Trust and the Board of Directors of the Master LLC are referred to as the Board of Directors. The financial statements of the Series are prepared in conformity with U.S. generally accepted accounting principles, which may require the use of management accruals and estimates. Actual results may differ from these estimates. The following is a summary of significant accounting policies followed by the Series.

(a) Valuation of investments -- Equity securities that are held by the Series that are traded on stock exchanges or the NASDAQ Global Market are valued at the last sale price or official close price on the exchange, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price for long positions, and at the last available asked price for short positions. In cases where equity securities are traded on more than one exchange, the securities are valued on the exchange designated as the primary market by or under the authority of the Board of Directors. Long positions traded in the over-the-counter ("OTC") market, NASDAQ Capital Market or Bulletin Board are valued at the last available bid price or yield equivalent obtained from one or more dealers or pricing services approved by the Board of Directors. Short positions traded in the OTC market are valued at the last available asked price. Portfolio securities that are traded both in the OTC market and on a stock exchange are valued according to the broadest and most representative market.

Effective September 4, 2007, exchange-traded options are valued at the mean between the last bid and ask prices at the close of the options market in which the options trade and previously were valued at the last sales price as of the close of options trading on applicable exchanges. Options traded in the OTC market are valued at the last asked price (options written) or the last bid price (options purchased). Swap agreements are valued based upon quoted fair valuations received daily by the Series from a pricing service or counterparty. Financial futures contracts and options thereon, which are traded on exchanges, are valued at their last sale price as of the close of such exchanges. Valuation of short-term investment vehicles is generally based on the net asset value of the underlying investment vehicle or amortized cost.

Repurchase agreements are valued at cost plus accrued interest. The Series employs pricing services to provide certain securities prices for the Series. Securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Board of Directors, including valuations furnished by the pricing services retained by the Master LLC, which may use a matrix system for valuations. The procedures of a pricing service and its valuations are reviewed by the officers of the Master LLC under the general supervision of the Board of Directors. Such valuations and procedures will be reviewed periodically by the Board of Directors.

Generally, trading in foreign securities, as well as U.S. government securities, money market instruments and certain fixed income securities is substantially completed each day at various times prior to the close of business on the New York Stock Exchange ("NYSE"). The values of such securities used in computing the net assets of the Series are determined as of such times. Foreign currency exchange rates will generally be determined as of the close of business on the NYSE. Occasionally, events affecting the values of such securities and such exchange rates may occur between the times at which they are determined and the close of business on the NYSE that may not be reflected in the computation of the Series' net assets. If events (for example, a company announcement, market volatility or a natural disaster) occur during such periods that are expected to materially affect the value of such securities, those securities will be valued at their fair value as determined in good faith by the Board of Directors or by BlackRock Advisors, LLC ("the Manager"), an indirect, wholly owned subsidiary of BlackRock, Inc., using a pricing service and/or procedures approved by the Board of Directors.

(b) Derivative financial instruments -- The Series may engage in various portfolio investment strategies to provide liquidity or as a proxy for a direct investment in securities underlying the Series' Index. Losses may arise due to changes in the value of the contract due to an unfavorable change in the price of the underlying security or if the counterparty does not perform under the contract. The counterparty, for certain instruments, may pledge cash or securities as collateral.

o Financial futures contracts -- The Series may purchase or sell financial futures contracts and options on such financial futures contracts. Financial futures contracts are contracts for delayed delivery of securities at a specific future date and at a specific price or yield. Upon entering into a contract, the Series deposits, and maintains as collateral, such initial margin as required by the exchange on which the transaction is effected. Pursuant to the contract, the Series agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the Series as unrealized gains or losses. When the contract is closed, the Series records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

o Options -- The Series may purchase and write call and put options. When the Series writes an option, an amount equal to the premium


         BLACKROCK INTERNATIONAL INDEX FUND         DECEMBER 31, 2007         25

Notes to Financial Statements (continued)      Master International Index Series

      received by the Series is reflected as an asset and an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option written. When a security is purchased or sold through an exercise of an option, the related premium paid (or received) is added to (or deducted from) the basis of the security acquired or deducted from (or added to) the proceeds of the security sold. When an option expires (or the Series enters into a closing transaction), the Series realizes a gain or loss on the option to the extent of the premiums received or paid (or a gain or loss to the extent that the cost of the closing transaction exceeds the premium paid or received).

      Written and purchased options are non-income producing investments.

o Forward foreign exchange contracts -- The Series may enter into forward foreign exchange contracts as a hedge against either specific transactions or portfolio positions. The contract is marked-to-market daily and the change in market value is recorded by the Series as an unrealized gain or loss. When the contract is closed, the Series records a realized gain or loss equal to the difference between the value at the time it was opened and the value at the time it was closed.

o Foreign currency options and futures -- The Series may also purchase or sell listed or OTC foreign currency options, foreign currency futures and related options on foreign currency futures as a short or long hedge against possible variations in foreign exchange rates. Such transactions may be effected with respect to hedges on non-U.S. dollar-denominated securities owned by the Series, sold by the Series but not yet delivered, or committed or anticipated to be purchased by the Series.

(c) Foreign currency transactions -- Transactions denominated in foreign currencies are recorded at the exchange rate prevailing when recognized. Assets and liabilities denominated in foreign currencies are valued at the exchange rate at the end of the period. Foreign currency transactions are the result of settling (realized) or valuing (unrealized) assets or liabilities expressed in foreign currencies into U.S. dollars. Realized and unrealized gains or losses from investments include the effects of foreign exchange rates on investments. The Series invests in foreign securities, which may involve a number of risk factors and special considerations not present with investments in securities of U.S. corporations.

(d) Income taxes -- The Series is classified as a partnership for federal income tax purposes. As such, each investor in the Series is treated as owner of its proportionate share of the net assets, income, expenses and realized and unrealized gains and losses of the Series. Therefore, no federal income tax provision is required. Under the applicable foreign tax law, a withholding tax may be imposed on interest, dividends and capital gains at various rates. It is intended that the Series' assets will be managed so an investor in the Series can satisfy the requirements of Subchapter M of the Internal Revenue Code.

(e) Security transactions and investment income -- Security transactions are accounted for on the date the securities are purchased or sold (the trade dates). Realized gains and losses on security transactions are determined on the identified cost basis. Dividend income is recorded on the ex-dividend dates. Dividends from foreign securities where the ex-dividend date may have passed are subsequently recorded when the Series has determined the ex-dividend date. Interest income is recognized on the accrual basis.

(f) Securities lending -- The Series may lend securities to financial institutions that provide cash or securities issued or guaranteed by the U.S. government as collateral, which will be maintained at all times in an amount equal to at least 100% of the current market value of the loaned securities. The market value of the loaned securities is determined at the close of business of the Series and any additional required collateral is delivered to the Series on the next business day. Where the Series receives securities as collateral for the loaned securities, it collects a fee from the borrower. The Series typically receives the income on the loaned securities but does not receive the income on the collateral. Where the Series receives cash collateral, it may invest such collateral and retain the amount earned on such investment, net of any amount rebated to the borrower. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within five business days. The Series may pay reasonable lending agent, administrative and custodial fees in connection with its loans. In the event that the borrower defaults on its obligation to return borrowed securities because of insolvency or for any other reason, the Series also could suffer a loss where the value of the collateral falls below the market value of the borrowed securities, in the event of borrower default or in the event of losses on investments made with cash collateral.

(g) Recent accounting pronouncements -- Effective June 29, 2007, the Series implemented Financial Accounting Standards Board ("FASB") Interpretation No. 48, "Accounting for Uncertainty in Income Taxes -- an interpretation of FASB Statement No. 109" ("FIN 48"). FIN 48 prescribes the minimum recognition threshold a tax position must meet in connection with accounting for uncertainties in income tax positions taken or expected to be taken by an entity, including investment companies, before being measured and recognized in the financial statements. Management has evaluated the application of FIN 48 to the Series, and has determined that the adoption of FIN 48 does not have a material impact on the Series' financial statements. The Series files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Series' U.S. federal tax returns remains open for the years ended December 31, 2004 through December 31, 2006. The statute of limitations on the Series' state and local tax returns may remain open for an additional year depending upon the jurisdiction.

In September 2006, Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" ("FAS 157"), was issued and is effective


26         BLACKROCK INTERNATIONAL INDEX FUND         DECEMBER 31, 2007

Notes to Financial Statements (concluded)      Master International Index Series

for fiscal years beginning after November 15, 2007. FAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. The impact on the Series' financial statement disclosures, if any, is currently being assessed.

In addition, in February 2007, Statement of Financial Accounting Standards No. 159, "The Fair Value Option for Financial Assets and Financial Liabilities" ("FAS 159"), was issued and is effective for fiscal years beginning after November 15, 2007. Early adoption is permitted as of the beginning of a fiscal year that begins on or before November 15, 2007, provided the entity also elects to apply the provisions of FAS 157. FAS 159 permits entities to choose to measure many financial instruments and certain other items at fair value that are not currently required to be measured at fair value. FAS 159 also establishes presentation and disclosure requirements designed to facilitate comparisons between entities that choose different measurement attributes for similar types of assets and liabilities. The impact on the Series' financial statement disclosures, if any, is currently being assessed.

(h) Bank overdraft -- The Series recorded a bank overdraft which resulted from management estimates of available cash.

2. Investment Advisory Agreement and Transactions with Affiliates:

The Master LLC, on behalf of the Series, has entered into an Investment Advisory Agreement with the Manager. Merrill Lynch & Co., Inc. ("Merrill Lynch") and The PNC Financial Services Group, Inc. are the principal owners of BlackRock, Inc.

The Manager is responsible for the management of the Series' investments and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of the Series. For such services, the Series pays a monthly fee at an annual rate of .01% of the average daily value of the Series' net assets. The Manager has entered into a contractual arrangement with the Series under which the expenses incurred by the Series will not exceed .12%. This arrangement has a one-year term and is renewable. In addition, the Manager has entered into a sub-advisory agreement with BlackRock Investment Management, LLC, an affiliate of the Manager, under which the Manager pays the sub-adviser for services it provides a monthly fee at an annual rate that is a percentage of the management fee paid by the Series to the Manager.

For the year ended December 31, 2007, the Series reimbursed the Manager $20,941 for certain accounting services.

In addition, Merrill Lynch, Pierce, Fenner & Smith Incorporated, a wholly owned subsidiary of Merrill Lynch, received $69,153 in commissions on the execution of portfolio security transactions for the Series for the year ended December 31, 2007.

Certain officers and/or directors of the Master LLC are officers and/or directors of BlackRock, Inc. or its affiliates.

3. Investments:

Purchases and sales of investments, excluding short-term securities, for the year ended December 31, 2007 were $556,679,431 and $329,787,155, respectively.

4. Short-Term Borrowings:

The Master LLC, on behalf of the Series, along with certain other funds managed by the Manager and its affiliates, is party to a $500,000,000 credit agreement with a group of lenders. The Series may borrow under the credit agreement to fund shareholder redemptions and for other lawful purposes other than for leverage. The Series may borrow up to the maximum amount allowable under the Series' current prospectus and statement of additional information, subject to various other legal, regulatory or contractual limits. The Series pays a commitment fee of .06% per annum based on the Series' pro rata share of the unused portion of the credit agreement. Amounts borrowed under the credit agreement bear interest at a rate equal to, at each fund's election, the federal funds rate plus .35% or a base rate as defined in the credit agreement. The Series did not borrow under the credit agreement during the year ended December 31, 2007. On November 21, 2007, the credit agreement was renewed for one year under substantially the same terms.


         BLACKROCK INTERNATIONAL INDEX FUND         DECEMBER 31, 2007         27

Report of Independent Registered Public Accounting Firm
                                               Master International Index Series

To the Investors and Board of Directors of Quantitative Master Series LLC:

We have audited the accompanying statement of assets and liabilities, including the summary schedule of investments, of Master International Index Series, one of the portfolios constituting Quantitative Master Series LLC (formerly Quantitative Master Series Trust) (the "Master LLC") as of December 31, 2007, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Master LLC's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Master LLC is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Master LLC's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2007, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Master International Index Series of Quantitative Master Series LLC as of December 31, 2007, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP
Princeton, New Jersey
February 22, 2008


28         BLACKROCK INTERNATIONAL INDEX FUND         DECEMBER 31, 2007

Proxy Results   Master International Index Series

During the six-month period ended December 31, 2007, the holders of interest of Master International Index Series of Quantitative Master Series LLC voted on the following proposal, which was approved at a special meeting on September 7, 2007. This proposal was a part of the reorganization of the Board of Directors of Quantitative Master Series LLC that took effect on November 1, 2007. A description of the proposal and number of shares voted are as follows:

------------------------------------------------------------------------------------------------------------------------------------
                                                                                            Units of Interest    Units of Interest
                                                                                                Voted For       Withheld From Voting
------------------------------------------------------------------------------------------------------------------------------------
To elect the Board of Directors of   David O. Beim, Richard S. Davis, Ronald W. Forbes,
Quantitative Master Series LLC:      Henry Gabbay, Dr. Matina Horner, Rodney D. Johnson,
                                     Herbert I. London, Cynthia A. Montgomery,
                                     Joseph P. Platt, Jr., Robert C. Robb, Jr.,
                                     Toby Rosenblatt, Kenneth L. Urish and
                                     Frederick W. Winter                                      377,583,324                 0
------------------------------------------------------------------------------------------------------------------------------------


         BLACKROCK INTERNATIONAL INDEX FUND         DECEMBER 31, 2007         29

Officers and Directors

                                                                                               Number of
                                                                                               BlackRock-
                          Position(s)                                                          Advised
                          Held with    Length of                                               Funds and
Name, Address             Fund/        Time                                                    Portfolios      Public
and Year of Birth         Master LLC   Served   Principal Occupation(s) During Past 5 Years    Overseen        Directorships
====================================================================================================================================
Non-Interested Directors*
------------------------------------------------------------------------------------------------------------------------------------
David O. Beim             Director     2007 to  Professor of Finance and Economics at the      35 Funds        None
40 East 52nd Street                    present  Columbia University Graduate School of         81 Portfolios
New York, NY 10022                              Business since 1991; Chairman of Outward
1940                                            Bound USA from 1997 to 2001; Chairman of
                                                Wave Hill, Inc. from 1990 to 2006; Trustee
                                                of Phillips Exeter Academy from 2002 to
                                                present.
------------------------------------------------------------------------------------------------------------------------------------
Ronald W. Forbes          Director     2007 to  Professor Emeritus of Finance, School of       35 Funds        None
40 East 52nd Street       and          present  Business, State University of New York at      81 Portfolios
New York, NY 10022        Co-Chairman           Albany since 2000 and Professor thereof from
1940                      of the Board          1989 to 2000; International Consultant,
                          of Directors          Urban Institute, Washington, D.C. from 1995
                                                to 1999.
------------------------------------------------------------------------------------------------------------------------------------
Dr. Matina Horner         Director     2007 to  Executive Vice President of Teachers           35 Funds        NStar (electric
40 East 52nd Street                    present  Insurance and Annuity Association and          81 Portfolios   and gas utility)
New York, NY 10022                              College Retirement Equities Fund from 1989
1939                                            to 2003.
------------------------------------------------------------------------------------------------------------------------------------
Rodney D. Johnson         Director     2007 to  President, Fairmount Capital Advisors, Inc.    35 Funds        None
40 East 52nd Street       and          present  since 1987; Director, Fox Chase Cancer         81 Portfolios
New York, NY 10022        Co-Chairman           Center since 2002; Member of the
1941                      of the Board          Archdiocesan Investment Committee of the
                          of Directors          Archdiocese of Philadelphia since 2003.
------------------------------------------------------------------------------------------------------------------------------------
Herbert I. London         Director     2007 to  Professor Emeritus, New York University        35 Funds        AIMS Worldwide, Inc.
40 East 52nd Street       and          present  since 2005; John M. Olin Professor of          81 Portfolios   (marketing)
New York, NY 10022        Member of             Humanities, New York University from 1993 to
1939                      the Audit             2005 and Professor thereof from 1980 to
                          Committee             2005; President, Hudson Institute since 1997
                                                and Director thereof since 1980; Dean,
                                                Gallatin Division of New York University
                                                from 1976 to 1993; Distinguished Fellow,
                                                Herman Kahn Chair, Hudson Institute from
                                                1984 to 1985; Chairman of the Board of
                                                Directors of Vigilant Research, Inc. since
                                                2006; Member of the Board of Directors for
                                                Grantham University since 2006; Director of
                                                AIMS Worldwide, Inc. since 2006; Director of
                                                Reflex Security since 2006; Director of
                                                InnoCentive, Inc. since 2006; Director of
                                                Cerego, LLC since 2005; Director, Damon
                                                Corp. from 1991 to 1995; Overseer, Center
                                                for Naval Analyses from 1983 to 1993.
------------------------------------------------------------------------------------------------------------------------------------
Cynthia A. Montgomery     Director     2007 to  Professor, Harvard Business School since       35 Funds        Newell Rubbermaid,
40 East 52nd Street                    present  1989; Associate Professor, J.L. Kellogg        81 Portfolios   Inc. (manufacturing)
New York, NY 10022                              Graduate School of Management, Northwestern
1952                                            University from 1985 to 1989; Associate
                                                Professor, Graduate School of Business
                                                Administration, University of Michigan from
                                                1979 to 1985; Director, Harvard Business
                                                School Publishing since 2005; Director,
                                                McLean Hospital since 2005.
------------------------------------------------------------------------------------------------------------------------------------
Joseph P. Platt, Jr.      Director     2007 to  Partner, Amarna Corporation, LLC (private      35 Funds        Greenlight Capital
40 East 52nd Street                    present  investment company) since 2002; Director,      81 Portfolios   Re, Ltd. (reinsurance
New York, NY 10022                              Jones and Brown (Canadian insurance broker)                    company)
1947                                            since 1998; Director, Greenlight Capital Re,
                                                Ltd. (reinsurance company) since 2004;
                                                Partner, Amarna Financial Company (private
                                                investment company) since 2005; Director and
                                                Executive Vice President, Johnson and
                                                Higgins (insurance brokerage) from 1990 to
                                                1997.
------------------------------------------------------------------------------------------------------------------------------------
Robert C. Robb, Jr.       Director     2007 to  Partner, Lewis, Eckert, Robb and Company       35 Funds        None
40 East 52nd Street                    present  (management and financial consulting firm)     81 Portfolios
New York, NY 10022                              since 1981; Trustee, Medical College of
1945                                            Pennsylvania/Hahnemann University from 1998
                                                to 2002; Trustee, EQK Realty Investors from
                                                1994 to 2000; Director, Tamaqua Cable
                                                Products Company from 1981 to 1998;
                                                Director, Brynwood Partners from 1984 to
                                                1998; Director, The PNC Bank Corp. from 1994
                                                to 1998; Director, Provident National Bank
                                                from 1983 to 1993; Director, Brinks, Inc.
                                                from 1981 to 1986.
                          ----------------------------------------------------------------------------------------------------------
                          *     Directors serve until their resignation, removal or death, or until December 31 of the year in which they turn 72.


30         BLACKROCK INTERNATIONAL INDEX FUND         DECEMBER 31, 2007

                                                                                               Number of
                                                                                               BlackRock-
                          Position(s)                                                          Advised
                          Held with    Length of                                               Funds and
Name, Address             Fund/        Time                                                    Portfolios      Public
and Year of Birth         Master LLC   Served   Principal Occupation(s) During Past 5 Years    Overseen        Directorships
====================================================================================================================================
Non-Interested Directors* (concluded)
------------------------------------------------------------------------------------------------------------------------------------
Toby Rosenblatt           Director     2007 to  President since 1999 and Vice President --     35 Funds        A.P. Pharma, Inc.
40 East 52nd Street       and Vice     present  General Partner since 1990, Founders           81 Portfolios   (speciality
New York, NY 10022        Chairman              Investments Ltd. (private investments);                        pharmaceuticals)
1938                      of the                Director, Forward Management, LLC since
                          Performance           2007; Trustee, SSR Funds from 1990 to 2005;
                          Oversight             Trustee, Metropolitan Series Funds, Inc.
                          Committee             from 2001 to 2005.
------------------------------------------------------------------------------------------------------------------------------------
Kenneth L. Urish          Director     2007 to  Managing Partner, Urish Popeck & Co., LLC      35 Funds        None
40 East 52nd Street       and          present  (certified public account- ants and            81 Portfolios
New York, NY 10022        Chairman of           consultants) since 1976; External Advisory
1951                      the Audit             Board, The Pennsylvania State University
                          Committee             Accounting Department since 2001; Trustee,
                                                The Holy Family Foundation since 2001;
                                                President and Trustee, Pittsburgh Catholic
                                                Publishing Associates since 2003; Former
                                                Director, Inter-Tel from 2006 to 2007.
------------------------------------------------------------------------------------------------------------------------------------
Frederick W. Winter       Director     2007 to  Professor and Dean Emeritus of the Joseph M.   35 Funds        None
40 East 52nd Street       and          present  Katz School of Business -- University of       81 Portfolios
New York, NY 10022        Member of             Pittsburgh since 2005 and Dean thereof from
1945                      the Audit             1997 to 2005; Director, Alkon Corporation
                          Committee             (pneumatics) since 1992; Director,
                                                Indotronix International (IT service) since
                                                2004; Director, Tippman Sports (recreation)
                                                since 2005.
                          ----------------------------------------------------------------------------------------------------------
                          *     Directors serve until their resignation, removal or death, or until December 31 of the year in which they turn 72.
====================================================================================================================================
Interested Directors*
------------------------------------------------------------------------------------------------------------------------------------
Richard S. Davis          Director     2007 to  Managing Director, BlackRock, Inc. since       184 Funds       None
40 East 52nd Street                    present  2005; Chief Executive Officer, State Street    289 Portfolios
New York, NY 10022                              Research & Management Company from 2000 to
1945                                            2005; Chairman of the Board of Trustees,
                                                State Street Research mutual funds ("SSR
                                                Funds") from 2000 to 2005; Senior Vice
                                                President, Metropolitan Life Insurance
                                                Company from 1999 to 2000; Chairman, SSR
                                                Realty from 2000 to 2004.
------------------------------------------------------------------------------------------------------------------------------------
Henry Gabbay              Director     2007 to  Consultant, BlackRock, Inc. since 2007;        183 Funds       None
40 East 52nd Street                    present  Managing Director, BlackRock, Inc. from 1989   288 Portfolios
New York, NY 10022                              to 2007; Chief Administrative Officer,
1947                                            BlackRock Advisors, LLC from 1998 to 2007;
                                                President of BlackRock Funds and BlackRock
                                                Bond Allocation Target Shares from 2005 to
                                                2007; Treasurer of certain closed-end funds
                                                in the BlackRock Fund complex from 1989 to
                                                2006.
                          ----------------------------------------------------------------------------------------------------------
                          *     Messrs. Davis and Gabbay are both "interested persons," as defined in the Investment Company
                                Act of 1940, of the Fund/Master LLC based on their positions with BlackRock, Inc. and its affiliates. Directors serve until their resignation, removal or death, or until December 31 of the year in which they turn 72.
====================================================================================================================================
Advisory Board Member
------------------------------------------------------------------------------------------------------------------------------------
David R.                  Advisory     2007     Chairman, Wilmerding & Associates, Inc.        35 Funds        Chestnut Street
Wilmerding, Jr.*          Board                 (investment advisers) from 1989 to 2005;       81 Portfolios   Exchange Fund,
40 East 52nd Street       Member                Chairman, Coho Partners, Ltd. (investment                      (open-end
New York, NY 10022                              advisers) from 2003 to 2005; Director,                         investment company)
1935                                            Beaver Management Corporation.
                          ----------------------------------------------------------------------------------------------------------
                          *     David R. Wilmerding, Jr. resigned from the Advisory Board of the Fund/Master LLC, effective
                                December 31, 2007.


         BLACKROCK INTERNATIONAL INDEX FUND         DECEMBER 31, 2007         31

Officers and Directors (concluded)

                          Position(s)
                          Held with
                          Fund/        Length of
Name, Address             Master LLC   Time
and Year of Birth         Trust        Served   Principal Occupation(s) During Past 5 Years
====================================================================================================================================
Fund/Master LLC Officers*
------------------------------------------------------------------------------------------------------------------------------------
Donald C. Burke           Fund         2007 to  Managing Director of BlackRock, Inc. since 2006; Formerly Managing Director of
40 East 52nd Street       President    present  Merrill Lynch Investment Managers, L.P. ("MLIM") and Fund Asset Management, L.P.
New York, NY 10022        and Chief             ("FAM") in 2006; First Vice President thereof from 1997 to 2005; Treasurer thereof
1960                      Executive             from 1999 to 2006 and Vice President thereof from 1990 to 1997.
                          Officer
------------------------------------------------------------------------------------------------------------------------------------
Anne F. Ackerley          Vice         2007 to  Managing Director of BlackRock, Inc. since 2000 and First Vice President and Chief
40 East 52nd Street       President    present  Operating Officer of Mergers and Acquisitions Group from 1997 to 2000; First Vice
New York, NY 10022                              President and Chief Operating Officer of Public Finance Group thereof from 1995 to
1962                                            1997; First Vice President of Emerging Markets Fixed Income Research of Merrill
                                                Lynch & Co., Inc. from 1994 to 1995.
------------------------------------------------------------------------------------------------------------------------------------
Neal J. Andrews           Chief        2007 to  Managing Director of BlackRock, Inc. since 2006; Formerly Senior Vice President and
40 East 52nd Street       Financial    present  Line of Business Head of Fund Accounting and Administration at PFPC Inc. from 1992
New York, NY 10022        Officer               to 2006.
1966
------------------------------------------------------------------------------------------------------------------------------------
Jay M. Fife               Treasurer    2007 to  Managing Director of BlackRock, Inc. since 2007 and Director since 2006; Formerly
40 East 52nd Street                    present  Assistant Treasurer of the MLIM/FAM advised funds from 2005 to 2006; Director of
New York, NY 10022                              MLIM Fund Services Group from 2001 to 2006.
1970
------------------------------------------------------------------------------------------------------------------------------------
Brian P. Kindelan         Chief        2007 to  Chief Compliance Officer of the Funds since 2007; Managing Director and Senior
40 East 52nd Street       Compliance   present  Counsel thereof since January 2005; Director and Senior Counsel of BlackRock
New York, NY 10022        Officer               Advisors, Inc. from 2001 to 2004 and Vice President and Senior Counsel thereof from
1959                                            1998 to 2000; Senior Counsel of The PNC Bank Corp. from 1995 to 1998.
------------------------------------------------------------------------------------------------------------------------------------
Howard Surloff            Secretary    2007 to  Managing Director of BlackRock, Inc. and General Counsel of U.S. Funds at BlackRock,
40 East 52nd Street                    present  Inc. since 2006; Formerly General Counsel (U.S.) of Goldman Sachs Asset Management,
New York, NY 10022                              L.P. from 1993 to 2006.
1965
                          ----------------------------------------------------------------------------------------------------------
                          *     Officers of the Fund/Master LLC serve at the pleasure of the Board of Directors.
------------------------------------------------------------------------------------------------------------------------------------
                          Further information about the Fund's/Master LLC's Officers and Directors is available in the Fund's/Master
                          LLC's Statement of Additional Information, which can be obtained without charge by calling (800) 441-7762.
------------------------------------------------------------------------------------------------------------------------------------

Custodian

JPMorgan Chase Bank, N.A.
Brooklyn, NY 11245

Transfer Agent

PFPC Inc.
Wilmington, DE 19809

Accounting Agent

State Street Bank and
Trust Company
Princeton, NJ 08540

Independent Registered Public
Accounting Firm

Deloitte & Touche LLP
Princeton, NJ 08540

Legal Counsel

Sidley Austin LLP
New York, NY 10019


32         BLACKROCK INTERNATIONAL INDEX FUND         DECEMBER 31, 2007

BlackRock Fund Information

BlackRock Privacy Principles

BlackRock is committed to maintaining the privacy of its current and former fund investors and individual clients (collectively, "Clients") and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information BlackRock collects, how we protect that information and why in certain cases we share such information with select parties.

If you are located in a jurisdiction where specific laws, rules or regulations require BlackRock to provide you with additional or different privacy-related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.

BlackRock obtains or verifies personal non-public information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your financial intermediary, on applications, forms or other documents; (ii) information about your transactions with us, our affiliates, or others; (iii) information we receive from a consumer reporting agency; and (iv) from visits to our websites.

BlackRock does not sell or disclose to non-affiliated third parties any non-public personal information about its Clients, except as permitted by law or as is necessary to respond to regulatory requests or to service Client accounts. These non-affiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.

We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or services that may be of interest to you. In addition, BlackRock restricts access to non-public personal information about its Clients to those BlackRock employees with a legitimate business need for the information. BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the non-public personal information of its Clients, including procedures relating to the proper storage and disposal of such information.

Availability of Additional Information

Electronic copies of most financial reports and prospectuses are available on the Fund's website or shareholders can sign up for e-mail notifications of quarterly statements, annual and semi-annual reports and prospectuses by enrolling in the Fund's electronic delivery program.

To enroll:

Shareholders Who Hold Accounts with Investment Advisers, Banks or Brokerages:

Please contact your financial advisor. Please note that not all investment advisers, banks or brokerages may offer this service.

Shareholders Who Hold Accounts Directly with BlackRock:

1)    Access the BlackRock website at http://www.blackrock.com/edelivery
2)    Select "eDelivery" under the "More Information" section
3)    Log into your account

The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called "householding" and it is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact the Fund at (800) 441-7762.


         BLACKROCK INTERNATIONAL INDEX FUND         DECEMBER 31, 2007         33

BlackRock Fund Information (concluded)

Availability of Additional Information (concluded)

Availability of Proxy Voting Policies and Procedures

The Fund has delegated proxy voting responsibilities to BlackRock and its affiliates, subject to the general oversight of the Fund's Board of Directors. A description of the policies and procedures that BlackRock and its affiliates use to determine how to vote proxies relating to portfolio securities is available without charge, upon request, on our website at www.blackrock.com, by calling
(800) 441-7762, or on the website of the Securities and Exchange Commission (the "Commission") at http://www.sec.gov.

Availability of Proxy Voting Record

Information on how proxies relating to the Fund's voting securities were voted (if any) by BlackRock during the most recent 12-month period ended June 30 is available, upon request and without charge, on our website at www.blackrock.com, by calling (800) 441-7762 or on the website of the Commission at http://www.sec.gov.

Availability of Quarterly Portfolio Schedule

The Fund files its complete schedule of portfolio holdings for the first and third quarters of its fiscal year with the Commission on Form N-Q. The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov and may be reviewed and copied at the Commission's Public Reference Room in Washington, D.C. Information regarding the operation of the Public Reference Room may be obtained by calling (800) SEC-0330. The Fund's Forms N-Q may also be obtained upon request, without charge, by calling (800) 441-7762.

Shareholder Privileges

Account Information

Call us at (800) 441-7762 8:00 AM - 6:00 PM EST to get information about your account balances, recent transactions and share prices. You can also reach us on the Web at www.blackrock.com/funds.

Automatic Investment Plans

Investor Class shareholders who want to invest regularly can arrange to have $50 or more automatically deducted from their checking or savings account and invested in any of the BlackRock funds.

Systematic Withdrawal Plans

Investor Class shareholders can establish a systematic withdrawal plan and receive periodic payments of $50 or more from their BlackRock funds, as long as their account is at least $10,000.

Retirement Plans

Shareholders may make investments in conjunction with Traditional, Rollover, Roth, Coverdell, Simple IRAs, SEP IRAs and 403(b) Plans.


34         BLACKROCK INTERNATIONAL INDEX FUND         DECEMBER 31, 2007

A World-Class Mutual Fund Family

BlackRock offers a diverse lineup of open-end mutual funds crossing all investment styles and managed by experts in equity, fixed income and tax-exempt investing.

Equity Funds

BlackRock All-Cap Global Resources Portfolio
BlackRock Aurora Portfolio
BlackRock Asset Allocation Portfolio+
BlackRock Balanced Capital Fund+
BlackRock Basic Value Fund
BlackRock Capital Appreciation Portfolio
BlackRock Developing Capital Markets Fund
BlackRock Equity Dividend Fund
BlackRock EuroFund
BlackRock Focus Growth Fund
BlackRock Focus Value Fund
BlackRock Fundamental Growth Fund
BlackRock Global Allocation Fund+
BlackRock Global Dynamic Equity Fund
BlackRock Global Financial Services Fund
BlackRock Global Growth Fund
BlackRock Global Opportunities Portfolio
BlackRock Global Resources Portfolio
BlackRock Global Science & Technology Opportunities Portfolio
BlackRock Global SmallCap Fund
BlackRock Healthcare Fund
BlackRock Health Sciences Opportunities Portfolio*
BlackRock Index Equity Portfolio*
BlackRock International Fund
BlackRock International Index Fund
BlackRock International Opportunities Portfolio*
BlackRock International Value Fund
BlackRock Large Cap Core Fund
BlackRock Large Cap Growth Fund
BlackRock Large Cap Value Fund
BlackRock Latin America Fund
BlackRock Mid-Cap Growth Equity Portfolio
BlackRock Mid-Cap Value Equity Portfolio
BlackRock Mid Cap Value Opportunities Fund
BlackRock Natural Resources Trust
BlackRock Pacific Fund
BlackRock Small Cap Core Equity Portfolio
BlackRock Small Cap Growth Equity Portfolio
BlackRock Small Cap Growth Fund II
BlackRock Small Cap Index Fund
BlackRock Small Cap Value Equity Portfolio*
BlackRock Small/Mid-Cap Growth Portfolio
BlackRock S&P 500 Index Fund
BlackRock Technology Fund
BlackRock U.S. Opportunities Portfolio
BlackRock Utilities and Telecommunications Fund
BlackRock Value Opportunities Fund

Fixed Income Funds

BlackRock Commodity Strategies Fund
BlackRock Enhanced Income Portfolio
BlackRock GNMA Portfolio
BlackRock Government Income Portfolio
BlackRock High Income Fund
BlackRock High Yield Bond Portfolio
BlackRock Inflation Protected Bond Portfolio
BlackRock Intermediate Bond Portfolio II
BlackRock Intermediate Government Bond Portfolio
BlackRock International Bond Portfolio
BlackRock Low Duration Bond Portfolio
BlackRock Managed Income Portfolio
BlackRock Short-Term Bond Fund
BlackRock Total Return Fund
BlackRock Total Return Portfolio II
BlackRock World Income Fund

Municipal Bond Funds

BlackRock AMT-Free Municipal Bond Portfolio
BlackRock California Insured Municipal Bond Fund
BlackRock Delaware Municipal Bond Portfolio
BlackRock Florida Municipal Bond Fund
BlackRock High Yield Municipal Fund
BlackRock Intermediate Municipal Fund
BlackRock Kentucky Municipal Bond Portfolio
BlackRock Municipal Insured Fund
BlackRock National Municipal Fund
BlackRock New Jersey Municipal Bond Fund
BlackRock New York Municipal Bond Fund
BlackRock Ohio Municipal Bond Portfolio
BlackRock Pennsylvania Municipal Bond Fund
BlackRock Short-Term Municipal Fund

Target Risk & Target Date Funds

BlackRock Prepared Portfolios
   Conservative Prepared Portfolio
   Moderate Prepared Portfolio
   Growth Prepared Portfolio
   Aggressive Growth Prepared Portfolio
BlackRock Lifecycle Prepared Portfolios
   Prepared Portfolio 2010
   Prepared Portfolio 2015
   Prepared Portfolio 2020
   Prepared Portfolio 2025
   Prepared Portfolio 2030
   Prepared Portfolio 2035
   Prepared Portfolio 2040
   Prepared Portfolio 2045
   Prepared Portfolio 2050

* See the prospectus for information on specific limitations on investments in the fund.
+     Mixed asset fund.

BlackRock mutual funds are distributed by BlackRock Distributors, Inc. and certain funds are also distributed by FAM Distributors, Inc. You should consider the investment objectives, risks, charges and expenses of the funds under consideration carefully before investing. Each fund's prospectus contains this and other information and is available at www.blackrock.com or by calling (800) 882-0052 or from your financial advisor. The prospectus should be read carefully before investing.


         BLACKROCK INTERNATIONAL INDEX FUND         DECEMBER 31, 2007         35

This report is transmitted to shareholders only. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless accompanied or preceded by the Fund's current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment returns and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available (1) without charge, upon request, by calling toll-free 1-800-441-7762; (2) at www.blackrock.com; and (3) on the Securities and Exchange Commission's website at http://www.sec.gov. Information about how the Fund voted proxies relating to securities held in the Fund's portfolio during the most recent 12-month period ended June 30 is available (1) at www.blackrock.com and (2) on the Securities and Exchange Commission's website at http://www.sec.gov.

BlackRock Index Funds, Inc.
100 Bellevue Parkway
Wilmington, DE 19809

                                                                       BLACKROCK

                                                                  #Index 2-12/07

Item 2 - Code of Ethics - The registrant (or the "Fund") has adopted a code of ethics, as of the end of the period covered by this report, applicable to the registrant's principal executive officer, principal financial officer and principal accounting officer, or persons performing similar functions. During the period covered by this report, there have been no amendments to or waivers granted under the code of ethics. A copy of the code of ethics is available without charge at www.blackrock.com.

Item 3 - Audit Committee Financial Expert - The registrant's board of directors or trustees, as applicable (the "board of directors") has determined that (i) the registrant has the following audit committee financial experts serving on its audit committee and (ii) each audit committee financial expert is independent:
            Donald W. Burton (term ended, effective November 1, 2007)
            John F. O'Brien (term ended, effective November 1, 2007)
            Kenneth L. Urish (term began, effective November 1, 2007)
            David H. Walsh (term ended, effective November 1, 2007)
            Fred G. Weiss (term ended, effective November 1, 2007)

            Under applicable securities laws, a person determined to be an audit committee financial expert will not be deemed an "expert" for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert. The designation or identification as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and board of directors in the absence of such designation or identification.

Item 4 -    Principal Accountant Fees and Services

----------------------------------------------------------------------------------------------------------------------------------
                         (a) Audit Fees          (b) Audit-Related Fees(1)        (c) Tax Fees(2)            (d) All Other Fees(3)
----------------------------------------------------------------------------------------------------------------------------------
                      Current      Previous        Current      Previous        Current      Previous        Current      Previous
                    Fiscal Year     Fiscal       Fiscal Year     Fiscal       Fiscal Year     Fiscal       Fiscal Year     Fiscal
   Entity Name          End        Year End          End        Year End          End        Year End          End        Year End
----------------------------------------------------------------------------------------------------------------------------------
BlackRock
International Index
Fund                  $4,500       $6,500            $0            $0           $6,100        $6,000          $1,042         $0
----------------------------------------------------------------------------------------------------------------------------------
Master International
Index Series          $37,700      $37,700           $0            $0           $17,000       $17,000           $0           $0
----------------------------------------------------------------------------------------------------------------------------------

1 The nature of the services include assurance and related services reasonably related to the performance of the audit of financial statements not included in Audit Fees.
2 The nature of the services include tax compliance, tax advice and tax planning.
3 The nature of the services include a review of compliance procedures and attestation thereto.

            (e)(1) Audit Committee Pre-Approval Policies and Procedures:

                  The registrant's audit committee (the "Committee") has adopted policies and procedures with regard to the pre-approval of services. Audit, audit-related and tax compliance services provided to the registrant on an annual basis require specific pre-approval by the Committee. The Committee also must approve other non-audit services provided to the registrant and those non-audit services provided to the registrant's affiliated service providers that relate directly to the operations and the financial reporting of the registrant. Certain of these non-audit services that the Committee believes are
            a) consistent with the SEC's auditor independence rules and b) routine and recurring services that will not impair the independence of the independent accountants may be approved by the Committee without consideration on a specific case-by-case basis ("general pre-approval"). However, such services will only be deemed pre-approved provided that any individual project does not exceed $5,000 attributable to the registrant or $50,000 for all of the registrants the Committee oversees. Any proposed services exceeding the pre-approved cost levels will require specific pre-approval by the Committee, as will any other services not subject to general pre-approval (e.g., unanticipated but permissible services). The Committee is informed of each service approved subject to general pre-approval at the next regularly scheduled in-person board meeting.

            (e)(2) None of the services described in each of Items 4(b) through
            (d) were approved by the audit committee pursuant to paragraph
            (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

            (f) Not Applicable

            (g) Affiliates' Aggregate Non-Audit Fees:

            --------------------------------------------------------------------
                                               Current Fiscal    Previous Fiscal
                     Entity Name                  Year End           Year End
            --------------------------------------------------------------------
            BlackRock International Index Fund    $291,642          $3,077,450
            --------------------------------------------------------------------
            Master International Index Series     $301,500          $3,088,450
            --------------------------------------------------------------------

            (h) The registrant's audit committee has considered and determined that the provision of non-audit services that were rendered to the registrant's investment adviser (not including any non-affiliated sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by the registrant's investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph
            (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

            Regulation S-X Rule 2-01(c)(7)(ii) - $284,500, 0%

Item 5 -    Audit Committee of Listed Registrants - Not Applicable

Item 6 -    Schedule of Investments - Master International Index Series

Master International Index Series of Quantitative Master Series LLC
Schedule of Investments as of December 31, 2007                (in U.S. dollars)

                                                            Shares
Country             Industry                                  Held    Common Stocks                                        Value
------------------------------------------------------------------------------------------------------------------------------------
Australia -         Air Freight & Logistics - 0.1%          49,700    Toll Holdings Ltd.                              $      496,210
6.2%
                    ----------------------------------------------------------------------------------------------------------------
                    Airlines - 0.0%                         82,665    Qantas Airways Ltd.                                    392,769
                    ----------------------------------------------------------------------------------------------------------------
                    Beverages - 0.1%                        43,836    Coca-Cola Amatil Ltd.                                  362,482
                                                           156,558    Foster's Group Ltd.                                    895,583
                                                            15,527    Lion Nathan Ltd.                                       130,374
                                                                                                                      --------------
                                                                                                                           1,388,439
                    ----------------------------------------------------------------------------------------------------------------
                    Biotechnology - 0.1%                    43,419    CSL Ltd.                                             1,375,508
                    ----------------------------------------------------------------------------------------------------------------
                    Capital Markets - 0.1%                  20,151    Macquarie Group Ltd.                                 1,348,248
                                                             1,184    Perpetual Trustees Australia Ltd.                       68,518
                                                                                                                      --------------
                                                                                                                           1,416,766
                    ----------------------------------------------------------------------------------------------------------------
                    Chemicals - 0.1%                        27,954    Orica Ltd.                                             773,391
                    ----------------------------------------------------------------------------------------------------------------
                    Commercial Banks - 1.6%                145,546    Australia & New Zealand Banking Group Ltd.           3,483,128
                                                            21,750    Bendigo Bank Ltd.                                      280,581
                                                           104,821    Commonwealth Bank of Australia Ltd.                  5,404,442
                                                           128,876    National Australia Bank Ltd.                         4,245,113
                                                            18,349    St. George Bank Ltd.                                   504,886
                                                           148,698    Westpac Banking Corp.                                3,615,884
                                                                                                                      --------------
                                                                                                                          17,534,034
                    ----------------------------------------------------------------------------------------------------------------
                    Commercial Services &                  111,885    Brambles Ltd.                                        1,123,439
                    Supplies - 0.1%                          7,609    Downer EDI Ltd.                                         35,732
                                                                                                                      --------------
                                                                                                                           1,159,171
                    ----------------------------------------------------------------------------------------------------------------
                    Construction &                          72,939    Boart Longyear Group (b)                               148,948
                    Engineering - 0.1%                       9,875    Leighton Holdings Ltd.                                 522,518
                                                                                                                      --------------
                                                                                                                             671,466
                    ----------------------------------------------------------------------------------------------------------------
                    Construction                            32,839    Boral Ltd.                                             175,124
                    Materials - 0.0%                        33,896    James Hardie Industries NV                             190,400
                                                                                                                      --------------
                                                                                                                             365,524
                    ----------------------------------------------------------------------------------------------------------------
                    Containers &                            55,191    Amcor Ltd.                                             333,087
                    Packaging - 0.0%
                    ----------------------------------------------------------------------------------------------------------------
                    Distributors - 0.0%                     50,712    Pacific Brands Ltd.                                    144,018
                    ----------------------------------------------------------------------------------------------------------------
                    Diversified Consumer                    41,900    ABC Learning Centres Ltd.                              188,926
                    Services - 0.0%
                    ----------------------------------------------------------------------------------------------------------------
                    Diversified Financial                   12,193    Australian Stock Exchange Ltd.                         641,859
                    Services - 0.1%                         21,814    Babcock & Brown Ltd.                                   513,116
                                                            40,299    Challenger Financial Services Group Ltd.               174,556
                                                                                                                      --------------
                                                                                                                           1,329,531
                    ----------------------------------------------------------------------------------------------------------------
                    Diversified                            220,405    Telstra Corp. Ltd.                                     903,246
                    Telecommunication                      117,168    Telstra Corp. Ltd. Installment Receipts                323,995
                    Services - 0.1%                                                                                   --------------
                                                                                                                           1,227,241
                    ----------------------------------------------------------------------------------------------------------------
                    Energy Equipment                         9,755    WorleyParsons Ltd.                                     439,457
                    & Services - 0.0%
                    ----------------------------------------------------------------------------------------------------------------
                    Food & Staples                          13,354    Wesfarmers Ltd.                                        477,226
                    Retailing - 0.5%                        42,806    Wesfarmers Ltd. (b)                                  1,512,976
                                                            97,179    Woolworth's Ltd.                                     2,881,942
                                                                                                                      --------------
                                                                                                                           4,872,144
                    ----------------------------------------------------------------------------------------------------------------
                    Food Products - 0.0%                    61,294    Futuris Corp. Ltd.                                     114,976
                                                            82,843    Goodman Fielder Ltd.                                   136,951
                                                                                                                      --------------
                                                                                                                             251,927
                    ----------------------------------------------------------------------------------------------------------------

Master International Index Series of Quantitative Master Series LLC
Schedule of Investments as of December 31, 2007                (in U.S. dollars)

                                                            Shares
Country             Industry                                  Held    Common Stocks                                        Value
------------------------------------------------------------------------------------------------------------------------------------
                    Health Care Equipment                    6,833    Ansell Ltd.                                     $       71,947
                    & Supplies - 0.0%                        3,234    Cochlear Ltd.                                          211,428
                                                                                                                      --------------
                                                                                                                             283,375
                    ----------------------------------------------------------------------------------------------------------------
                    Health Care Providers &                 48,146    Mayne Group Ltd.                                       167,392
                    Services - 0.1%                         30,229    Sonic Healthcare Ltd.                                  441,109
                                                                                                                      --------------
                                                                                                                             608,501
                    ----------------------------------------------------------------------------------------------------------------
                    Hotels, Restaurants                     23,055    Aristocrat Leisure Ltd.                                225,893
                    & Leisure - 0.1%                        35,857    Crown Ltd. (b)                                         423,462
                                                            44,237    Tabcorp Holdings Ltd.                                  571,937
                                                           105,531    Tatts Group Ltd.                                       367,649
                                                                                                                      --------------
                                                                                                                           1,588,941
                    ----------------------------------------------------------------------------------------------------------------
                    IT Services - 0.0%                      34,681    Computershare Ltd.                                     299,175
                    ----------------------------------------------------------------------------------------------------------------
                    Industrial                              99,498    CSR Ltd.                                               269,425
                    Conglomerates - 0.0%
                    ----------------------------------------------------------------------------------------------------------------
                    Insurance - 0.5%                       154,726    AMP Ltd.                                             1,342,738
                                                            53,968    AXA Asia Pacific Holdings Ltd.                         347,185
                                                           149,879    Insurance Australia Group Ltd.                         539,437
                                                            68,168    QBE Insurance Group Ltd.                             1,979,106
                                                            73,294    Suncorp-Metway Ltd.                                  1,081,820
                                                                                                                      --------------
                                                                                                                           5,290,286
                    ----------------------------------------------------------------------------------------------------------------
                    Media - 0.1%                           113,673    Fairfax Media Ltd.                                     464,192
                                                            36,612    Macquarie Communications Infrastructure Group          173,274
                                                                                                                      --------------
                                                                                                                             637,466
                    ----------------------------------------------------------------------------------------------------------------
                    Metals & Mining - 1.4%                 106,550    Alumina Ltd.                                           589,853
                                                           265,166    BHP Billiton Ltd.                                    9,269,681
                                                            58,610    BlueScope Steel Ltd.                                   491,989
                                                           114,370    Fortescue Metals Group Ltd. (b)                        753,168
                                                            28,055    Iluka Resources Ltd.                                   112,697
                                                            36,312    Newcrest Mining Ltd.                                 1,047,057
                                                            42,672    OneSteel Ltd.                                          228,860
                                                            91,474    Oxiana Ltd.                                            275,571
                                                            22,206    Rio Tinto Ltd.                                       2,583,296
                                                            37,874    Zinifex Ltd.                                           406,264
                                                                                                                      --------------
                                                                                                                          15,758,436
                    ----------------------------------------------------------------------------------------------------------------
                    Multi-Utilities - 0.0%                  28,965    AGL Energy Ltd.                                        337,184
                    ----------------------------------------------------------------------------------------------------------------
                    Multiline Retail - 0.0%                 31,607    Harvey Norman Holdings Ltd.                            186,806
                    ----------------------------------------------------------------------------------------------------------------
                    Oil, Gas & Consumable                   10,809    Caltex Australia Ltd.                                  182,525
                    Fuels - 0.3%                            58,406    Origin Energy Ltd.                                     450,930
                                                            36,005    Paladin Resources Ltd. (b)                             210,386
                                                            53,148    Santos Ltd.                                            653,095
                                                            37,671    Woodside Petroleum Ltd.                              1,651,186
                                                                                                                      --------------
                                                                                                                           3,148,122
                    ----------------------------------------------------------------------------------------------------------------
                    Paper & Forest Products - 0.0%           5,919    PaperlinX Ltd.                                          13,715
                    ----------------------------------------------------------------------------------------------------------------

Master International Index Series of Quantitative Master Series LLC
Schedule of Investments as of December 31, 2007                (in U.S. dollars)

                                                            Shares
Country             Industry                                  Held    Common Stocks                                        Value
------------------------------------------------------------------------------------------------------------------------------------
                    Real Estate Investment                 114,334    CFS Retail Property Trust                       $      233,838
                    Trusts (REITs) - 0.5%                   80,903    Centro Properties Group                                 70,765
                                                            87,890    Centro Retail Trust                                     72,691
                                                           123,474    Commonwealth Property Office Fund                      166,640
                                                           174,595    DB RREEF Trust                                         304,783
                                                            99,888    Goodman Group                                          425,117
                                                            77,729    ING Industrial Fund                                    172,214
                                                           114,131    Macquarie Office Trust                                 139,535
                                                            70,450    Mirvac Group                                           368,177
                                                           122,330    Stockland Corp., Ltd.                                  897,883
                                                           138,089    Westfield Group                                      2,524,615
                                                                                                                      --------------
                                                                                                                           5,376,258
                    ----------------------------------------------------------------------------------------------------------------
                    Real Estate Management &               162,144    General Property Trust                                 570,687
                    Development - 0.1%                      22,466    Lend Lease Corp., Ltd.                                 339,235
                                                                                                                      --------------
                                                                                                                             909,922
                    ----------------------------------------------------------------------------------------------------------------
                    Road & Rail - 0.0%                      57,500    Asciano Group                                          350,479
                    ----------------------------------------------------------------------------------------------------------------
                    Textiles, Apparel &                      5,609    Billabong International Ltd.                            72,617
                    Luxury Goods - 0.0%
                    ----------------------------------------------------------------------------------------------------------------
                    Transportation                          30,724    Macquarie Airports Group                               108,517
                    Infrastructure - 0.1%                  184,082    Macquarie Infrastructure Group                         486,877
                                                            98,073    Transurban Group                                       585,626
                                                                                                                      --------------
                                                                                                                           1,181,020
                    ----------------------------------------------------------------------------------------------------------------
                                                                      Total Common Stocks in Australia                    70,671,337
------------------------------------------------------------------------------------------------------------------------------------
Austria - 0.6%      Building Products - 0.0%                 6,223    Wienerberger AG                                        342,876
                    ----------------------------------------------------------------------------------------------------------------
                    Commercial Banks - 0.1%                 15,184    Erste Bank der Oesterreichischen Sparkassen AG       1,072,114
                                                             2,739    Raiffeisen International Bank Holding AG               411,662
                                                                                                                      --------------
                                                                                                                           1,483,776
                    ----------------------------------------------------------------------------------------------------------------
                    Construction Materials - 0.0%            2,326    RHI AG (b)                                              95,052
                    ----------------------------------------------------------------------------------------------------------------
                    Containers &                             1,018    Mayr-Melnhof Karton AG                                 110,177
                    Packaging - 0.0%
                    ----------------------------------------------------------------------------------------------------------------
                    Diversified                             27,080    Telekom Austria AG                                     747,841
                    Telecommunication
                    Services - 0.1%
                    ----------------------------------------------------------------------------------------------------------------
                    Electric Utilities - 0.1%                5,222    Verbund - Oesterreichische
                                                                        Elektrizitaetswirtschafts AG                         362,995
                    ----------------------------------------------------------------------------------------------------------------
                    Hotels, Restaurants                      3,077    BetandWin.com Interactive Entertainment AG (b)         119,438
                    & Leisure - 0.0%
                    ----------------------------------------------------------------------------------------------------------------
                    Insurance - 0.0%                         1,596    Wiener Staedtische Allgemeine Versicherung AG          127,940
                    ----------------------------------------------------------------------------------------------------------------
                    Machinery - 0.0%                         3,531    Andritz AG                                             212,115
                    ----------------------------------------------------------------------------------------------------------------
                    Metals & Mining - 0.1%                   9,070    Voestalpine AG                                         650,035
                    ----------------------------------------------------------------------------------------------------------------
                    Oil, Gas & Consumable                   12,855    OMV AG                                               1,037,710
                    Fuels - 0.1%
                    ----------------------------------------------------------------------------------------------------------------
                    Real Estate Management &                37,119    IMMOFINANZ Immobilien Anlagen AG                       374,975
                    Development - 0.1%                      30,380    Immoeast Immobilien Anlagen AG (b)                     326,104
                                                            23,055    Meinl European Land Ltd. (b)                           317,080
                                                                                                                      --------------
                                                                                                                           1,018,159
                    ----------------------------------------------------------------------------------------------------------------
                    Transportation                           1,050    Flughafen Wien AG                                      121,286
                    Infrastructure - 0.0%
                    ----------------------------------------------------------------------------------------------------------------
                                                                      Total Common Stocks in Austria                       6,429,400
------------------------------------------------------------------------------------------------------------------------------------

Master International Index Series of Quantitative Master Series LLC
Schedule of Investments as of December 31, 2007                (in U.S. dollars)

                                                            Shares
Country             Industry                                  Held    Common Stocks                                        Value
------------------------------------------------------------------------------------------------------------------------------------
Belgium - 1.2%      Beverages - 0.1%                        14,553    InBev NV                                        $    1,209,805
                    ----------------------------------------------------------------------------------------------------------------
                    Chemicals - 0.1%                         4,760    Solvay SA                                              665,745
                                                             2,305    Umicore SA                                             571,188
                                                                                                                      --------------
                                                                                                                           1,236,933
                    ----------------------------------------------------------------------------------------------------------------
                    Commercial Banks - 0.3%                 41,350    Dexia NV                                             1,038,182
                                                            15,092    KBC Bancassurance Holding                            2,124,265
                                                                                                                      --------------
                                                                                                                           3,162,447
                    ----------------------------------------------------------------------------------------------------------------
                    Distributors - 0.0%                        204    D'ieteren SA                                            73,308
                    ----------------------------------------------------------------------------------------------------------------
                    Diversified Financial                  166,827    Fortis                                               4,367,320
                    Services - 0.5%                          6,092    Groupe Bruxelles Lambert SA                            779,104
                                                               402    KBC Ancora                                              45,692
                                                               343    Nationale A Portefeuille                                24,673
                                                                                                                      --------------
                                                                                                                           5,216,789
                    ----------------------------------------------------------------------------------------------------------------
                    Diversified                             13,195    Belgacom SA                                            650,109
                    Telecommunication
                    Services - 0.1%
                    ----------------------------------------------------------------------------------------------------------------
                    Electrical Equipment - 0.0%                927    Bekaert SA                                             124,476
                    ----------------------------------------------------------------------------------------------------------------
                    Electronic Equipment &                   1,006    Barco NV                                                76,831
                    Instruments - 0.0%
                    ----------------------------------------------------------------------------------------------------------------
                    Food & Staples                             921    Colruyt SA                                             216,547
                    Retailing - 0.1%                         7,045    Delhaize Group                                         618,468
                                                                                                                      --------------
                                                                                                                             835,015
                    ----------------------------------------------------------------------------------------------------------------
                    Health Care Equipment &                  1,461    Omega Pharma SA                                        100,547
                    Supplies - 0.0%
                    ----------------------------------------------------------------------------------------------------------------
                    Health Care                             11,702    AGFA-Gevaert NV                                        178,539
                    Technology - 0.0%
                    ----------------------------------------------------------------------------------------------------------------
                    Marine - 0.0%                            1,243    Compagnie Maritime Belge SA (CMB)                      107,533
                    ----------------------------------------------------------------------------------------------------------------
                    Oil, Gas & Consumable                    1,612    Euronav SA                                              57,046
                    Fuels - 0.0%
                    ----------------------------------------------------------------------------------------------------------------
                    Pharmaceuticals - 0.0%                   9,950    UCB SA                                                 451,717
                    ----------------------------------------------------------------------------------------------------------------
                    Real Estate Investment                     199    Cofinimmo SA                                            37,474
                    Trusts (REITs) - 0.0%
                    ----------------------------------------------------------------------------------------------------------------
                    Wireless Telecommunication               1,464    Mobistar SA                                            133,547
                    Services - 0.0%
                    ----------------------------------------------------------------------------------------------------------------
                                                                      Total Common Stocks in Belgium                      13,652,116
------------------------------------------------------------------------------------------------------------------------------------
Bermuda - 0.0%      Energy Equipment                        17,858    SeaDrill Ltd. (b)                                      430,989
                    & Services - 0.0%
                    ----------------------------------------------------------------------------------------------------------------
                    Marine - 0.0%                          105,832    Pacific Basin Shipping Ltd.                            167,928
                    ----------------------------------------------------------------------------------------------------------------
                    Paper & Forest                              69    Citic Resources Holdings Ltd. (b)                           40
                    Products - 0.0%
                    ----------------------------------------------------------------------------------------------------------------
                    Textiles, Apparel &                     80,289    C C Land Holdings Ltd.                                 114,838
                    Luxury Goods - 0.0%                     19,785    Yue Yuen Industrial Holdings Ltd.                       70,853
                                                                                                                      --------------
                                                                                                                             185,691
                    ----------------------------------------------------------------------------------------------------------------
                                                                      Total Common Stocks in Bermuda                         784,648
------------------------------------------------------------------------------------------------------------------------------------

Master International Index Series of Quantitative Master Series LLC
Schedule of Investments as of December 31, 2007                (in U.S. dollars)

                                                            Shares
Country             Industry                                  Held    Common Stocks                                        Value
------------------------------------------------------------------------------------------------------------------------------------
Cayman              Communications                         150,416    Foxconn International Holdings Ltd. (b)         $      334,499
Islands - 0.0%      Equipment - 0.0%
                    ----------------------------------------------------------------------------------------------------------------
                    Multiline Retail - 0.0%                 21,932    Lifestyle International Holdings Ltd.                   58,666
                    ----------------------------------------------------------------------------------------------------------------
                    Paper & Forest                          16,000    Lee & Man Paper Manufacturing Ltd.                      69,754
                    Products - 0.0%
                    ----------------------------------------------------------------------------------------------------------------
                    Real Estate Management &               195,250    Shui On Land Ltd.                                      225,426
                    Development - 0.0%
                    ----------------------------------------------------------------------------------------------------------------
                    Specialty Retail - 0.0%                210,518    Belle International Holdings Ltd.                      314,943
                    ----------------------------------------------------------------------------------------------------------------
                                                                      Total Common Stocks
                                                                        in the Cayman Islands                              1,003,288
------------------------------------------------------------------------------------------------------------------------------------
Denmark - 0.9%      Beverages - 0.0%                         2,762    Carlsberg A/S                                          332,508
                    ----------------------------------------------------------------------------------------------------------------
                    Building Products - 0.0%                   314    Rockwool International AS                               72,830
                    ----------------------------------------------------------------------------------------------------------------
                    Chemicals - 0.0%                         3,817    Novozymes A/S Class B                                  433,058
                    ----------------------------------------------------------------------------------------------------------------
                    Commercial Banks - 0.2%                 35,951    Danske Bank A/S                                      1,405,236
                                                             3,350    Jyske Bank (b)                                         263,063
                                                             4,339    Sydbank A/S                                            185,788
                                                                                                                      --------------
                                                                                                                           1,854,087
                    ----------------------------------------------------------------------------------------------------------------
                    Construction                             3,667    FLS Industries A/S Class B                             373,928
                    & Engineering - 0.0%
                    ----------------------------------------------------------------------------------------------------------------
                    Electrical Equipment - 0.2%             15,164    Vestas Wind Systems A/S (b)                          1,637,421
                    ----------------------------------------------------------------------------------------------------------------
                    Food Products - 0.1%                     4,813    Danisco A/S                                            340,074
                                                             1,960    East Asiatic Co., Ltd. A/S                             151,725
                                                                                                                      --------------
                                                                                                                             491,799
                    ----------------------------------------------------------------------------------------------------------------
                    Health Care Equipment &                  1,471    Coloplast A/S Class B                                  127,060
                    Supplies - 0.0%                         17,000    GN Store Nord A/S (b)                                  133,171
                                                             1,430    William Demant Holding (b)                             131,345
                                                                                                                      --------------
                                                                                                                             391,576
                    ----------------------------------------------------------------------------------------------------------------
                    Household Durables - 0.0%                  796    Bang & Olufsen A/S Class B                              74,393
                    ----------------------------------------------------------------------------------------------------------------
                    Insurance - 0.0%                         1,651    Topdanmark A/S (b)                                     235,888
                                                             1,391    TrygVesta A/S                                          105,476
                                                                                                                      --------------
                                                                                                                             341,364
                    ----------------------------------------------------------------------------------------------------------------
                    Machinery - 0.0%                         1,620    NKT Holding A/S                                        145,524
                    ----------------------------------------------------------------------------------------------------------------
                    Marine - 0.1%                               87    AP Moller - Maersk A/S                                 929,100
                                                                14    AP Moller - Maersk A/S                                 148,078
                                                                                                                      --------------
                                                                                                                           1,077,178
                    ----------------------------------------------------------------------------------------------------------------
                    Oil, Gas & Consumable                    1,800    D/S Torm A/S                                            62,796
                    Fuels - 0.0%
                    ----------------------------------------------------------------------------------------------------------------
                    Pharmaceuticals - 0.3%                   4,919    H Lundbeck A/S                                         132,181
                                                            38,452    Novo-Nordisk A/S Class B                             2,510,200
                                                                                                                      --------------
                                                                                                                           2,642,381
                    ----------------------------------------------------------------------------------------------------------------
                    Road & Rail - 0.0%                      17,794    Dsv A/S                                                389,306
                    ----------------------------------------------------------------------------------------------------------------
                                                                      Total Common Stocks in Denmark                      10,320,149
------------------------------------------------------------------------------------------------------------------------------------
Finland - 1.8%      Auto Components - 0.0%                   9,415    Nokian Renkaat Oyj                                     326,848
                    ----------------------------------------------------------------------------------------------------------------
                    Building Products - 0.0%                 3,128    Asko Oyj                                                78,149
                    ----------------------------------------------------------------------------------------------------------------
                    Communications                         301,553    Nokia Oyj                                           11,584,870
                    Equipment - 1.0%
                    ----------------------------------------------------------------------------------------------------------------
                    Construction                            10,417    YIT Oyj                                                226,761
                    & Engineering - 0.0%
                    ----------------------------------------------------------------------------------------------------------------

Master International Index Series of Quantitative Master Series LLC
Schedule of Investments as of December 31, 2007                (in U.S. dollars)

                                                            Shares
Country             Industry                                  Held    Common Stocks                                        Value
------------------------------------------------------------------------------------------------------------------------------------
                    Diversified Financial                    4,380    OKO Bank                                        $       83,531
                    Services - 0.0%
                    ----------------------------------------------------------------------------------------------------------------
                    Diversified                             13,341    Elisa Corp.                                            407,994
                    Telecommunication
                    Services - 0.1%
                    ----------------------------------------------------------------------------------------------------------------
                    Electric Utilities - 0.2%               35,245    Fortum Oyj                                           1,583,226
                    ----------------------------------------------------------------------------------------------------------------
                    Food & Staples                           6,735    Kesko Oyj Class B                                      368,181
                    Retailing - 0.0%
                    ----------------------------------------------------------------------------------------------------------------
                    IT Services - 0.0%                       2,895    TietoEnator Oyj                                         64,755
                    ----------------------------------------------------------------------------------------------------------------
                    Insurance - 0.1%                        34,301    Sampo Oyj                                              905,311
                    ----------------------------------------------------------------------------------------------------------------
                    Leisure Equipment &                      6,404    Amer Sports Corp.                                      172,617
                    Products - 0.0%
                    ----------------------------------------------------------------------------------------------------------------
                    Machinery - 0.1%                         2,051    Cargotec Corp. Class B                                  94,761
                                                             4,889    KCI Konecranes Oyj                                     166,541
                                                             5,362    Kone Oyj Class B                                       374,359
                                                            10,056    Metso Oyj                                              545,194
                                                             5,530    Wartsila Oyj                                           418,510
                                                                                                                      --------------
                                                                                                                           1,599,365
                    ----------------------------------------------------------------------------------------------------------------
                    Media - 0.0%                             3,180    SanomaWSOY Oyj (Class B)                                90,733
                    ----------------------------------------------------------------------------------------------------------------
                    Metals & Mining - 0.1%                   9,368    Outokumpu Oyj                                          287,985
                                                             6,996    Rautaruukki Oyj                                        299,018
                                                                                                                      --------------
                                                                                                                             587,003
                    ----------------------------------------------------------------------------------------------------------------
                    Oil, Gas & Consumable                   10,159    Neste Oil Oyj                                          358,803
                    Fuels - 0.0%
                    ----------------------------------------------------------------------------------------------------------------
                    Paper & Forest                          45,945    Stora Enso Oyj Class R                                 685,862
                    Products - 0.2%                         41,854    UPM-Kymmene Oyj                                        846,899
                                                                                                                      --------------
                                                                                                                           1,532,761
                    ----------------------------------------------------------------------------------------------------------------
                    Pharmaceuticals - 0.0%                   3,919    Orion Oyj                                               91,835
                    ----------------------------------------------------------------------------------------------------------------
                                                                      Total Common Stocks in Finland                      20,062,743
------------------------------------------------------------------------------------------------------------------------------------
France - 9.9%       Aerospace & Defense - 0.2%              27,386    European Aeronautic Defense and Space Co.              874,035
                                                             9,174    Safran SA                                              188,105
                                                             8,345    Thales SA                                              497,098
                                                             2,001    Zodiac SA                                              127,923
                                                                                                                      --------------
                                                                                                                           1,687,161
                    ----------------------------------------------------------------------------------------------------------------
                    Airlines - 0.0%                         10,781    Air France-KLM                                         376,780
                    ----------------------------------------------------------------------------------------------------------------
                    Auto Components - 0.1%                  11,399    Compagnie Generale des Etablissements Michelin       1,303,231
                                                             6,926    Valeo SA                                               284,794
                                                                                                                      --------------
                                                                                                                           1,588,025
                    ----------------------------------------------------------------------------------------------------------------
                    Automobiles - 0.3%                      13,188    Peugeot SA                                             999,321
                                                            14,608    Renault SA                                           2,071,745
                                                                                                                      --------------
                                                                                                                           3,071,066
                    ----------------------------------------------------------------------------------------------------------------
                    Beverages - 0.1%                         7,245    Pernod-Ricard SA                                     1,672,016
                    ----------------------------------------------------------------------------------------------------------------
                    Building Products - 0.2%                21,753    Cie de Saint-Gobain SA                               2,049,966
                    ----------------------------------------------------------------------------------------------------------------
                    Chemicals - 0.2%                        18,476    Air Liquide                                          2,748,754
                    ----------------------------------------------------------------------------------------------------------------
                    Commercial Banks - 1.1%                 64,161    BNP Paribas SA                                       6,961,475
                                                            50,024    Credit Agricole SA                                   1,687,626

Master International Index Series of Quantitative Master Series LLC
Schedule of Investments as of December 31, 2007                (in U.S. dollars)

                                                            Shares
Country             Industry                                  Held    Common Stocks                                        Value
------------------------------------------------------------------------------------------------------------------------------------
                                                             9,914    Natixis                                         $      190,512
                                                            27,190    Societe Generale SA                                  3,932,468
                                                                                                                      --------------
                                                                                                                          12,772,081
                    ----------------------------------------------------------------------------------------------------------------
                    Commercial Services                      1,788    Societe BIC SA                                         128,059
                    & Supplies - 0.0%
                    ----------------------------------------------------------------------------------------------------------------
                    Communications                         166,842    Alcatel SA                                           1,213,686
                    Equipment - 0.1%
                    ----------------------------------------------------------------------------------------------------------------
                    Construction                               931    Eiffage                                                 91,686
                    & Engineering - 0.2%                    31,742    Vinci SA                                             2,347,506
                                                                                                                      --------------
                                                                                                                           2,439,192
                    ----------------------------------------------------------------------------------------------------------------
                    Construction Materials - 0.2%            1,346    Imerys SA                                              110,822
                                                            12,053    Lafarge SA                                           2,188,677
                                                                                                                      --------------
                                                                                                                           2,299,499
                    ----------------------------------------------------------------------------------------------------------------
                    Diversified Financial                      793    Eurazeo                                                101,573
                    Services - 0.0%
                    ----------------------------------------------------------------------------------------------------------------
                    Diversified                            138,273    France Telecom SA                                    4,959,959
                    Telecommunication                        1,238    Neuf Cegetel                                            62,616
                    Services - 0.4%                                                                                   --------------
                                                                                                                           5,022,575
                    ----------------------------------------------------------------------------------------------------------------
                    Electric Utilities - 0.1%                7,679    Electricite de France SA                               914,664
                    ----------------------------------------------------------------------------------------------------------------
                    Electrical Equipment - 0.4%              8,259    Alstom                                               1,773,977
                                                             1,890    Legrand Promesses                                       64,511
                                                            15,858    Schneider Electric SA                                2,147,870
                                                                                                                      --------------
                                                                                                                           3,986,358
                    ----------------------------------------------------------------------------------------------------------------
                    Energy Equipment                         2,101    Compagnie Generale de Geophysique SA                   594,287
                    & Services - 0.1%                        8,034    Technip SA                                             639,035
                                                                                                                      --------------
                                                                                                                           1,233,322
                    ----------------------------------------------------------------------------------------------------------------
                    Food & Staples                          44,422    Carrefour SA                                         3,457,494
                    Retailing - 0.3%                         4,146    Casino Guichard Perrachon SA                           451,014
                                                                                                                      --------------
                                                                                                                           3,908,508
                    ----------------------------------------------------------------------------------------------------------------
                    Food Products - 0.3%                    32,461    Groupe Danone                                        2,909,278
                    ----------------------------------------------------------------------------------------------------------------
                    Gas Utilities - 0.1%                    14,651    Gaz de France SA                                       856,750
                    ----------------------------------------------------------------------------------------------------------------
                    Health Care Equipment &                 16,773    Cie Generale d'Optique Essilor
                    Supplies - 0.1%                                     International SA                                   1,069,913
                    ----------------------------------------------------------------------------------------------------------------
                    Hotels, Restaurants                     16,330    Accor SA                                             1,305,433
                    & Leisure - 0.1%                         6,609    Sodexho Alliance SA                                    405,768
                                                                                                                      --------------
                                                                                                                           1,711,201
                    ----------------------------------------------------------------------------------------------------------------
                    Household Durables - 0.0%               23,755    Thomson                                                335,891
                    ----------------------------------------------------------------------------------------------------------------
                    IT Services - 0.1%                       6,356    Atos Origin SA (b)                                     328,398
                                                            10,162    Cap Gemini SA                                          638,486
                                                                                                                      --------------
                                                                                                                             966,884
                    ----------------------------------------------------------------------------------------------------------------
                    Industrial                                 681    Wendel                                                  98,318
                    Conglomerates - 0.0%
                    ----------------------------------------------------------------------------------------------------------------
                    Insurance - 0.5%                       117,504    AXA SA                                               4,684,764
                                                             2,829    CNP Assurances                                         368,094
                                                            11,575    Scor SE                                                296,186
                                                                                                                      --------------
                                                                                                                           5,349,044
                    ----------------------------------------------------------------------------------------------------------------

Master International Index Series of Quantitative Master Series LLC
Schedule of Investments as of December 31, 2007                (in U.S. dollars)

                                                            Shares
Country             Industry                                  Held    Common Stocks                                        Value
------------------------------------------------------------------------------------------------------------------------------------
                    Machinery - 0.1%                         3,979    Vallourec SA                                    $    1,076,171
                    ----------------------------------------------------------------------------------------------------------------
                    Media - 0.6%                             3,127    JC Decaux SA                                           122,731
                                                            10,972    Lagardere S.C.A.                                       821,697
                                                             1,796    M6-Metropole Television SA                              47,201
                                                             7,450    PagesJaunes Groupe SA                                  149,124
                                                            13,176    Publicis Groupe                                        515,487
                                                            12,073    Societe Television Francaise 1                         321,889
                                                            87,147    Vivendi SA                                           4,001,188
                                                                                                                      --------------
                                                                                                                           5,979,317
                    ----------------------------------------------------------------------------------------------------------------
                    Metals & Mining - 0.5%                  69,987    ArcelorMittal                                        5,434,698
                    ----------------------------------------------------------------------------------------------------------------
                    Multi-Utilities - 0.7%                  77,516    Suez SA                                              5,276,207
                                                            27,914    Veolia Environnement SA                              2,542,651
                                                                                                                      --------------
                                                                                                                           7,818,858
                    ----------------------------------------------------------------------------------------------------------------
                    Multiline Retail - 0.1%                  6,575    Pinault-Printemps-Redoute                            1,056,138
                    ----------------------------------------------------------------------------------------------------------------
                    Office Electronics - 0.0%                1,892    Neopost SA                                             194,903
                    ----------------------------------------------------------------------------------------------------------------
                    Oil, Gas & Consumable                  161,867    Total SA                                            13,402,661
                    Fuels - 1.2%
                    ----------------------------------------------------------------------------------------------------------------
                    Personal Products - 0.2%                18,840    L'Oreal SA                                           2,697,842
                    ----------------------------------------------------------------------------------------------------------------
                    Pharmaceuticals - 0.6%                  76,807    Sanofi-Aventis                                       7,030,945
                    ----------------------------------------------------------------------------------------------------------------
                    Real Estate Investment                     492    Gecina SA                                               77,188
                    Trusts (REITs) - 0.1%                      987    ICADE                                                  147,126
                                                             4,302    Klepierre                                              219,883
                                                             5,475    Unibail - Rodamco                                    1,199,742
                                                                                                                      --------------
                                                                                                                           1,643,939
                    ----------------------------------------------------------------------------------------------------------------
                    Semiconductors &                        57,917    STMicroelectronics NV                                  828,448
                    Semiconductor
                    Equipment - 0.1%
                    ----------------------------------------------------------------------------------------------------------------
                    Software - 0.1%                          8,701    Business Objects SA (b)                                531,429
                                                             3,307    Dassault Systemes SA                                   195,735
                                                                                                                      --------------
                                                                                                                             727,164
                    ----------------------------------------------------------------------------------------------------------------
                    Textiles, Apparel &                      1,454    Christian Dior SA                                      191,080
                    Luxury Goods - 0.3%                      5,108    Hermes International                                   645,376
                                                            18,417    LVMH Moet Hennessy Louis Vuitton SA                  2,225,682
                                                                                                                      --------------
                                                                                                                           3,062,138
                    ----------------------------------------------------------------------------------------------------------------
                    Transportation                           2,184    Aeroports de Paris                                     223,428
                    Infrastructure - 0.0%                    1,173    Societe Des Autoroutes Paris-Rhin-Rhone                115,005
                                                                                                                      --------------
                                                                                                                             338,433
                    ----------------------------------------------------------------------------------------------------------------
                    Wireless                                18,480    Bouygues                                             1,535,561
                    Telecommunication
                    Services - 0.1%
                    ----------------------------------------------------------------------------------------------------------------
                                                                      Total Common Stocks in France                      113,337,780
------------------------------------------------------------------------------------------------------------------------------------
Germany - 8.6%      Air Freight & Logistics - 0.2%          61,925    Deutsche Post AG                                     2,126,303
                    ----------------------------------------------------------------------------------------------------------------
                    Airlines - 0.0%                         18,121    Deutsche Lufthansa AG                                  483,042
                    ----------------------------------------------------------------------------------------------------------------
                    Auto Components - 0.1%                  12,152    Continental AG                                       1,590,102
                    ----------------------------------------------------------------------------------------------------------------
                    Automobiles - 1.1%                      11,753    Bayerische Motoren Werke AG                            729,211
                                                            71,898    DaimlerChrysler AG                                   6,968,357

Master International Index Series of Quantitative Master Series LLC
Schedule of Investments as of December 31, 2007                (in U.S. dollars)

                                                            Shares
Country             Industry                                  Held    Common Stocks                                        Value
------------------------------------------------------------------------------------------------------------------------------------
                                                               681    Porsche Automobil Holding SE (Preference
                                                                      Shares) (b)                                     $    1,375,240
                                                            12,501    Volkswagen AG                                        2,873,573
                                                                                                                      --------------
                                                                                                                          11,946,381
                    ----------------------------------------------------------------------------------------------------------------
                    Capital Markets - 0.5%                  39,145    Deutsche Bank AG Registered Shares                   5,111,363
                                                             3,332    MLP AG                                                  52,696
                                                                                                                      --------------
                                                                                                                           5,164,059
                    ----------------------------------------------------------------------------------------------------------------
                    Chemicals - 1.1%                         6,338    Altana AG                                              153,217
                                                            37,627    BASF AG                                              5,579,794
                                                            55,633    Bayer AG                                             5,087,673
                                                             2,464    K+S AG                                                 587,762
                                                             9,553    Linde AG                                             1,265,795
                                                               322    Wacker Chemie AG                                        92,882
                                                                                                                      --------------
                                                                                                                          12,767,123
                    ----------------------------------------------------------------------------------------------------------------
                    Commercial Banks - 0.3%                 48,752    Commerzbank AG                                       1,854,853
                                                             7,451    Deutsche Postbank AG                                   662,919
                                                            17,581    Hypo Real Estate Holding AG                            928,691
                                                                                                                      --------------
                                                                                                                           3,446,463
                    ----------------------------------------------------------------------------------------------------------------
                    Computers &                              1,694    Wincor Nixdorf AG                                      160,408
                    Peripherals - 0.0%
                    ----------------------------------------------------------------------------------------------------------------
                    Construction                             2,333    Bilfinger Berger AG                                    178,404
                    & Engineering - 0.1%                     3,840    Hochtief AG                                            515,834
                                                                                                                      --------------
                                                                                                                             694,238
                    ----------------------------------------------------------------------------------------------------------------
                    Construction Materials - 0.0%              558    HeidelbergCement AG                                     85,871
                    ----------------------------------------------------------------------------------------------------------------
                    Diversified Financial                   15,284    Deutsche Boerse AG                                   3,016,518
                    Services - 0.3%
                    ----------------------------------------------------------------------------------------------------------------
                    Diversified                            217,200    Deutsche Telekom AG                                  4,780,446
                    Telecommunication
                    Services - 0.4%
                    ----------------------------------------------------------------------------------------------------------------
                    Electric Utilities - 0.9%               47,712    E.ON AG                                             10,143,245
                    ----------------------------------------------------------------------------------------------------------------
                    Electrical Equipment - 0.1%              3,319    Q-Cells AG (b)                                         471,017
                                                             7,781    Solarworld AG                                          472,319
                                                                                                                      --------------
                                                                                                                             943,336
                    ----------------------------------------------------------------------------------------------------------------
                    Food & Staples                          12,825    Metro AG                                             1,079,647
                    Retailing - 0.1%
                    ----------------------------------------------------------------------------------------------------------------
                    Food Products - 0.0%                       131    Suedzucker AG                                            3,108
                    ----------------------------------------------------------------------------------------------------------------
                    Health Care Equipment &                  1,988    Fresenius AG (Preference Shares)                       165,145
                    Supplies - 0.0%
                    ----------------------------------------------------------------------------------------------------------------
                    Health Care Providers &                  5,439    Celesio AG                                             336,494
                    Services - 0.1%                         16,501    Fresenius Medical Care AG                              886,056
                                                                                                                      --------------
                                                                                                                           1,222,550
                    ----------------------------------------------------------------------------------------------------------------
                    Hotels, Restaurants                     18,924    TUI AG (b)                                             528,562
                    & Leisure - 0.1%
                    ----------------------------------------------------------------------------------------------------------------
                    Household Products - 0.0%                6,982    Henkel KGaA                                            356,758
                    ----------------------------------------------------------------------------------------------------------------
                    Industrial                               3,625    Rheinmetall AG                                         288,026
                    Conglomerates - 0.9%                    65,334    Siemens AG                                          10,388,270
                                                                                                                      --------------
                                                                                                                          10,676,296
                    ----------------------------------------------------------------------------------------------------------------

Master International Index Series of Quantitative Master Series LLC
Schedule of Investments as of December 31, 2007                (in U.S. dollars)

                                                            Shares
Country             Industry                                  Held    Common Stocks                                        Value
------------------------------------------------------------------------------------------------------------------------------------
                    Insurance - 0.9%                        34,467    Allianz AG Registered Shares                    $    7,425,560
                                                            15,854    Muenchener Rueckversicherungs AG
                                                                      Registered Shares                                    3,078,988
                                                                                                                      --------------
                                                                                                                          10,504,548
                    ----------------------------------------------------------------------------------------------------------------
                    Life Sciences Tools                     10,345    Quiagen NV (b)                                         224,957
                    & Services - 0.0%
                    ----------------------------------------------------------------------------------------------------------------
                    Machinery - 0.2%                         2,865    Heidelberger Druckmaschinen AG                          95,680
                                                             9,538    MAN AG                                               1,583,158
                                                            10,497    MG Technologies AG (b)                                 365,950
                                                                                                                      --------------
                                                                                                                           2,044,788
                    ----------------------------------------------------------------------------------------------------------------
                    Media - 0.0%                             7,941    Premiere AG (b)                                        149,808
                    ----------------------------------------------------------------------------------------------------------------
                    Metals & Mining - 0.2%                   3,101    Salzgitter AG                                          463,461
                                                            28,502    ThyssenKrupp AG                                      1,604,238
                                                                                                                      --------------
                                                                                                                           2,067,699
                    ----------------------------------------------------------------------------------------------------------------
                    Multi-Utilities - 0.4%                  34,092    RWE AG                                               4,780,056
                    ----------------------------------------------------------------------------------------------------------------
                    Multiline Retail - 0.0%                  2,978    KarstadtQuelle AG (b)                                   71,198
                    ----------------------------------------------------------------------------------------------------------------
                    Personal Products - 0.0%                 5,837    Beiersdorf AG                                          452,318
                    ----------------------------------------------------------------------------------------------------------------
                    Pharmaceuticals - 0.1%                   5,128    Merck KGaA                                             663,192
                    ----------------------------------------------------------------------------------------------------------------
                    Real Estate Management &                 9,043    IVG Immobilien AG                                      309,101
                    Development - 0.0%
                    ----------------------------------------------------------------------------------------------------------------
                    Semiconductors &                        64,934    Infineon Technologies AG (b)                           765,448
                    Semiconductor
                    Equipment - 0.1%
                    ----------------------------------------------------------------------------------------------------------------
                    Software - 0.3%                         66,774    SAP AG                                               3,437,083
                    ----------------------------------------------------------------------------------------------------------------
                    Specialty Retail - 0.0%                  2,768    Douglas Holding AG                                     160,041
                    ----------------------------------------------------------------------------------------------------------------
                    Textiles, Apparel &                     16,350    Adidas-Salomon AG                                    1,215,661
                    Luxury Goods - 0.1%                        691    Puma AG Rudolf Dassler Sport                           273,254
                                                                                                                      --------------
                                                                                                                           1,488,915
                    ----------------------------------------------------------------------------------------------------------------
                    Transportation                             156    Fraport AG                                              12,284
                    Infrastructure - 0.0%
                    ----------------------------------------------------------------------------------------------------------------
                                                                      Total Common Stocks in Germany                      98,511,037
------------------------------------------------------------------------------------------------------------------------------------
Greece - 0.8%       Beverages - 0.0%                        10,280    Coca-Cola Hellenic Bottling Co. SA                     443,630
                    ----------------------------------------------------------------------------------------------------------------
                    Commercial Banks - 0.5%                 33,467    Alpha Bank AE                                        1,211,931
                                                            26,235    EFG Eurobank Ergasias SA                               920,670
                                                            32,084    National Bank of Greece SA                           2,200,165
                                                            26,167    Piraeus Bank SA                                      1,017,810
                                                                                                                      --------------
                                                                                                                           5,350,576
                    ----------------------------------------------------------------------------------------------------------------
                    Construction                             3,355    Hellenic Technodomiki Tev SA                            47,926
                    & Engineering - 0.0%
                    ----------------------------------------------------------------------------------------------------------------
                    Construction Materials - 0.0%            2,911    Titan Cement Co. SA                                    132,198
                    ----------------------------------------------------------------------------------------------------------------
                    Diversified Financial                    4,760    Hellenic Exchanges SA                                  166,948
                    Services - 0.0%
                    ----------------------------------------------------------------------------------------------------------------
                    Diversified                             23,245    Hellenic Telecommunications Organization SA            850,318
                    Telecommunication
                    Services - 0.1%
                    ----------------------------------------------------------------------------------------------------------------
                    Electric Utilities - 0.1%                9,295    Public Power Corp.                                     487,675
                    ----------------------------------------------------------------------------------------------------------------
                    Hotels, Restaurants                     17,514    OPAP SA                                                700,227
                    & Leisure - 0.1%
                    ----------------------------------------------------------------------------------------------------------------

Master International Index Series of Quantitative Master Series LLC
Schedule of Investments as of December 31, 2007                (in U.S. dollars)

                                                            Shares
Country             Industry                                  Held    Common Stocks                                        Value
------------------------------------------------------------------------------------------------------------------------------------
                    Metals & Mining - 0.0%                   4,010    Viohalco, Hellenic Copper and Aluminum
                                                                      Industry SA                                     $       57,929
                    ----------------------------------------------------------------------------------------------------------------
                    Oil, Gas & Consumable                    4,739    Hellenic Petroleum SA                                   77,717
                    Fuels - 0.0%                             3,114    Motor Oil Hellas Corinth Refineries SA                  71,866
                                                                                                                      --------------
                                                                                                                             149,583
                    ----------------------------------------------------------------------------------------------------------------
                    Textiles, Apparel &                      2,620    Folli - Follie SA Registered Shares                     97,284
                    Luxury Goods - 0.0%
                    ----------------------------------------------------------------------------------------------------------------
                                                                      Total Common Stocks in Greece                        8,484,294
------------------------------------------------------------------------------------------------------------------------------------
Hong Kong - 2.2%    Airlines - 0.0%                         86,263    Cathay Pacific Airways Ltd.                            224,597
                    ----------------------------------------------------------------------------------------------------------------
                    Commercial Banks - 0.3%                331,400    BOC Hong Kong Holdings Ltd.                            918,881
                                                           124,939    Bank of East Asia Ltd.                                 846,565
                                                            65,353    Hang Seng Bank Ltd.                                  1,337,756
                                                             9,000    Wing Hang Bank Ltd.                                    133,973
                                                                                                                      --------------
                                                                                                                           3,237,175
                    ----------------------------------------------------------------------------------------------------------------
                    Distributors - 0.1%                    195,990    Li & Fung Ltd.                                         781,358
                    ----------------------------------------------------------------------------------------------------------------
                    Diversified Financial                   86,848    Hong Kong Exchanges and Clearing Ltd.                2,434,678
                    Services - 0.2%
                    ----------------------------------------------------------------------------------------------------------------
                    Diversified                            182,195    PCCW Ltd.                                              107,685
                    Telecommunication
                    Services - 0.0%
                    ----------------------------------------------------------------------------------------------------------------
                    Electric Utilities - 0.1%              117,187    CLP Holdings Ltd.                                      796,171
                                                            17,500    Cheung Kong Infrastructure Holdings Ltd.                64,960
                                                            93,500    HongKong Electric Holdings Ltd.                        535,084
                                                                                                                      --------------
                                                                                                                           1,396,215
                    ----------------------------------------------------------------------------------------------------------------
                    Electronic Equipment                    34,147    Kingboard Chemical Holdings Ltd.                       201,731
                    & Instruments - 0.0%
                    ----------------------------------------------------------------------------------------------------------------
                    Food Products - 0.0%                    80,000    Tingyi (Cayman Islands) Holding Corp.                  127,708
                    ----------------------------------------------------------------------------------------------------------------
                    Gas Utilities - 0.1%                   322,264    The Hong Kong & China Gas Ltd.                         981,657
                    ----------------------------------------------------------------------------------------------------------------
                    Hotels, Restaurants                     64,990    Shangri-La Asia Ltd.                                   202,125
                    & Leisure - 0.0%
                    ----------------------------------------------------------------------------------------------------------------
                    Industrial                             173,176    Hutchison Whampoa Ltd.                               1,950,879
                    Conglomerates - 0.2%                    56,773    Melco International Development Ltd.                    84,819
                                                            12,000    NWS Holdings Ltd.                                       38,058
                                                                                                                      --------------
                                                                                                                           2,073,756
                    ----------------------------------------------------------------------------------------------------------------
                    Internet Software                       59,407    Tencent Holdings Ltd.                                  443,703
                    & Services - 0.1%
                    ----------------------------------------------------------------------------------------------------------------
                    Marine - 0.0%                            9,557    Orient Overseas International Ltd.                      70,017
                    ----------------------------------------------------------------------------------------------------------------
                    Media - 0.0%                             4,000    Television Broadcasts Ltd.                              23,909
                    ----------------------------------------------------------------------------------------------------------------
                    Metals & Mining - 0.0%                 194,741    Fosun International (b)                                180,259
                    ----------------------------------------------------------------------------------------------------------------
                    Real Estate Investment                 208,414    The Link REIT                                          448,734
                    Trusts (REITs) - 0.1%
                    ----------------------------------------------------------------------------------------------------------------
                    Real Estate Management &               120,835    Cheung Kong Holdings Ltd.                            2,207,590
                    Development - 0.8%                      10,000    Chinese Estates Holdings Limited                        18,012
                                                            17,000    Hang Lung Group Ltd.                                    91,859
                                                           184,000    Hang Lung Properties Ltd.                              822,122
                                                            78,491    Henderson Land Development Co., Ltd.                   728,956
                                                            28,791    Hysan Development Co. Ltd.                              81,317

Master International Index Series of Quantitative Master Series LLC
Schedule of Investments as of December 31, 2007                (in U.S. dollars)

                                                            Shares
Country             Industry                                  Held    Common Stocks                                        Value
------------------------------------------------------------------------------------------------------------------------------------
                                                            39,000    Kerry Properties Ltd.                           $      310,105
                                                           210,484    New World Development Ltd.                             736,907
                                                            64,000    Shun Tak Holdings Ltd.                                 100,032
                                                            88,421    Sino Land Co.                                          309,632
                                                           112,324    Sun Hung Kai Properties Ltd.                         2,359,203
                                                            72,577    Swire Pacific Ltd. Class A                             994,531
                                                            86,107    Wharf Holdings Ltd. (b)                                445,433
                                                             5,000    Wheelock and Company, Limited                           15,310
                                                                                                                      --------------
                                                                                                                           9,221,009
                    ----------------------------------------------------------------------------------------------------------------
                    Road & Rail - 0.1%                     136,000    MTR Corp.                                              495,801
                    ----------------------------------------------------------------------------------------------------------------
                    Semiconductors &                         5,004    ASM Pacific Technology Ltd.                             36,373
                    Semiconductor
                    Equipment - 0.0%
                    ----------------------------------------------------------------------------------------------------------------
                    Speciality Retail - 0.1%                84,600    Esprit Holdings Ltd.                                 1,245,757
                                                           230,394    Giordano International Ltd.                            109,903
                                                                                                                      --------------
                                                                                                                           1,355,660
                    ----------------------------------------------------------------------------------------------------------------
                    Transportation                           2,400    Hong Kong Aircraft Engineering Company Ltd.             64,778
                    Infrastructure - 0.0%                   36,349    Hopewell Holdings Ltd.                                 166,656
                                                                                                                      --------------
                                                                                                                             231,434
                    ----------------------------------------------------------------------------------------------------------------
                    Wireless                               169,647    Hutchison Telecommunications
                    Telecommunication                                 International Ltd.                                     255,722
                    Services - 0.0%
                    ----------------------------------------------------------------------------------------------------------------
                                                                      Total Common Stocks in Hong Kong                    24,531,306
------------------------------------------------------------------------------------------------------------------------------------
Ireland - 0.6%      Airlines - 0.0%                         35,968    Ryanair Holdings Plc (b)                               246,905
                    ----------------------------------------------------------------------------------------------------------------
                    Building Products - 0.0%                 6,310    Kingspan Group Plc                                      94,870
                    ----------------------------------------------------------------------------------------------------------------
                    Commercial Banks - 0.3%                 72,428    Allied Irish Banks Plc                               1,660,925
                                                            24,122    Anglo Irish Bank Corp. Plc                             385,089
                                                            80,768    Bank of Ireland                                      1,202,132
                                                                                                                      --------------
                                                                                                                           3,248,146
                    ----------------------------------------------------------------------------------------------------------------
                    Construction Materials - 0.1%           43,238    CRH Plc                                              1,501,628
                    ----------------------------------------------------------------------------------------------------------------
                    Containers &                             5,262    Smurfit Kappa Plc (b)                                   86,302
                    Packaging - 0.0%
                    ----------------------------------------------------------------------------------------------------------------
                    Food Products - 0.0%                    20,458    Greencore Group Plc                                    134,545
                                                             5,153    Iaws Group Plc                                         113,935
                                                             7,105    Kerry Group Plc                                        226,879
                                                                                                                      --------------
                                                                                                                             475,359
                    ----------------------------------------------------------------------------------------------------------------
                    Hotels, Restaurants                      2,377    Paddy Power Plc                                         77,663
                    & Leisure - 0.0%
                    ----------------------------------------------------------------------------------------------------------------
                    Industrial                               2,954    DCC Plc                                                 83,913
                    Conglomerates - 0.0%
                    ----------------------------------------------------------------------------------------------------------------
                    Insurance - 0.1%                        24,915    Irish Life & Permanent Plc                             426,246
                    ----------------------------------------------------------------------------------------------------------------
                    Pharmaceuticals - 0.1%                  37,376    Elan Corp. Plc (b)                                     817,824
                    ----------------------------------------------------------------------------------------------------------------
                                                                      Total Common Stocks in Ireland                       7,058,856
------------------------------------------------------------------------------------------------------------------------------------

Master International Index Series of Quantitative Master Series LLC
Schedule of Investments as of December 31, 2007                (in U.S. dollars)

                                                            Shares
Country             Industry                                  Held    Common Stocks                                        Value
------------------------------------------------------------------------------------------------------------------------------------
Italy - 3.7%        Aerospace & Defense - 0.1%              26,776    Finmeccanica SpA                                $      859,083
                    ----------------------------------------------------------------------------------------------------------------
                    Automobiles - 0.1%                      59,430    Fiat SpA                                             1,529,003
                    ----------------------------------------------------------------------------------------------------------------
                    Capital Markets - 0.1%                  42,528    Mediobanca SpA                                         874,004
                    ----------------------------------------------------------------------------------------------------------------
                    Commercial Banks - 1.3%                580,816    Banca Intesa SpA                                     4,570,775
                                                            64,173    Banca Intesa SpA (RNC)                                 467,855
                                                            77,015    Banca Monte dei Paschi di Siena SpA                    411,353
                                                            39,570    Banca Popolare di Milano Scrl                          536,930
                                                            57,246    Banco Popolare SPA (b)                               1,265,105
                                                           701,256    UniCredito Italiano SpA                              5,767,100
                                                            51,354    Unione Di Banche Italiane SPCA                       1,411,137
                                                                                                                      --------------
                                                                                                                          14,430,255
                    ----------------------------------------------------------------------------------------------------------------
                    Construction Materials - 0.0%            6,019    Italcementi SpA                                        128,876
                    ----------------------------------------------------------------------------------------------------------------
                    Diversified Financial                    5,710    IFIL-Investments SpA                                    53,493
                    Services - 0.0%                          2,087    Instituto Finanziario Industriale SpA
                                                                      (Preference Shares) (b)                                 70,591
                                                                                                                      --------------
                                                                                                                             124,084
                    ----------------------------------------------------------------------------------------------------------------
                    Diversified                            822,031    Telecom Italia SpA                                   2,548,549
                    Telecommunication                      478,015    Telecom Italia SpA (RNC)                             1,133,479
                    Services - 0.3%                                                                                   --------------
                                                                                                                           3,682,028
                    ----------------------------------------------------------------------------------------------------------------
                    Electric Utilities - 0.4%              328,027    Enel SpA                                             3,900,598
                                                           113,079    Terna SpA                                              455,529
                                                                                                                      --------------
                                                                                                                           4,356,127
                    ----------------------------------------------------------------------------------------------------------------
                    Electrical Equipment - 0.0%              8,179    Prysmian SpA (b)                                       202,396
                    ----------------------------------------------------------------------------------------------------------------
                    Energy Equipment                         8,542    Saipem SpA                                             340,866
                    & Services - 0.0%
                    ----------------------------------------------------------------------------------------------------------------
                    Food Products - 0.0%                   122,230    Parmalat SpA                                           471,932
                    ----------------------------------------------------------------------------------------------------------------
                    Gas Utilities - 0.1%                    84,550    Snam Rete Gas SpA                                      539,929
                    ----------------------------------------------------------------------------------------------------------------
                    Hotels, Restaurants                      4,375    Autogrill SpA                                           74,413
                    & Leisure - 0.0%                         8,091    Lottomatica SpA                                        296,716
                                                                                                                      --------------
                                                                                                                             371,129
                    ----------------------------------------------------------------------------------------------------------------
                    Industrial                             286,056    Pirelli & C SpA (b)                                    314,229
                    Conglomerates - 0.0%
                    ----------------------------------------------------------------------------------------------------------------
                    Insurance - 0.4%                        39,029    Alleanza Assicurazioni SpA                             506,965
                                                            79,204    Assicurazioni Generali SpA                           3,585,256
                                                             6,967    Fondiaria-Sai SpA                                      285,794
                                                            33,249    Mediolanum SpA                                         265,938
                                                            39,092    Unipol SpA (Preference Shares)                         123,618
                                                                                                                      --------------
                                                                                                                           4,767,571
                    ----------------------------------------------------------------------------------------------------------------
                    Media - 0.1%                            10,724    Arnoldo Mondadori Editore SpA                           88,084
                                                            68,133    Mediaset SpA                                           686,369
                                                           158,897    Seat Pagine Gialle SpA                                  62,594
                                                                                                                      --------------
                                                                                                                             837,047
                    ----------------------------------------------------------------------------------------------------------------
                    Multi-Utilities - 0.0%                  14,097    A2A SpA                                                 64,530
                    ----------------------------------------------------------------------------------------------------------------
                    Oil, Gas & Consumable                  200,844    Eni SpA                                              7,330,081
                    Fuels - 0.7%
                    ----------------------------------------------------------------------------------------------------------------
                    Textiles, Apparel &                      9,077    Bulgari SpA                                            127,476
                    Luxury Goods - 0.0%                      8,388    Luxottica Group SpA                                    266,804
                                                                                                                      --------------
                                                                                                                             394,280
                    ----------------------------------------------------------------------------------------------------------------

Master International Index Series of Quantitative Master Series LLC
Schedule of Investments as of December 31, 2007                (in U.S. dollars)

                                                            Shares
Country             Industry                                  Held    Common Stocks                                        Value
------------------------------------------------------------------------------------------------------------------------------------
                    Transportation                          21,098    Autostrade SpA                                  $      801,437
                    Infrastructure - 0.1%
                    ----------------------------------------------------------------------------------------------------------------
                                                                      Total Common Stocks in Italy                        42,418,887
------------------------------------------------------------------------------------------------------------------------------------
Japan - 18.8%       Air Freight & Logistics - 0.1%          37,000    Yamato Transport Co., Ltd.                             531,849
                    ----------------------------------------------------------------------------------------------------------------
                    Airlines - 0.0%                         31,000    All Nippon Airways Co., Ltd.                           114,235
                                                           104,000    Japan Airlines Corp. (b)                               235,847
                                                                                                                      --------------
                                                                                                                             350,082
                    ----------------------------------------------------------------------------------------------------------------
                    Auto Components - 0.4%                  17,200    Aisin Seiki Co., Ltd.                                  712,119
                                                            47,700    Bridgestone Corp.                                      842,145
                                                            38,100    Denso Corp.                                          1,550,451
                                                            15,000    NGK Spark Plug Co., Ltd.                               260,093
                                                             3,000    NHK Spring Co., Ltd.                                    27,383
                                                            11,400    NOK Corp.                                              239,863
                                                            11,900    Stanley Electric Co., Ltd.                             295,561
                                                            21,700    Sumitomo Rubber Industries, Ltd.                       190,082
                                                             2,100    Tokai Rika Co., Ltd.                                    64,745
                                                             3,100    Toyoda Gosei Co., Ltd.                                 109,258
                                                             3,100    Toyota Boshoku Corp.                                    99,726
                                                            13,700    Toyota Industries Corp.                                555,450
                                                                                                                      --------------
                                                                                                                           4,946,876
                    ----------------------------------------------------------------------------------------------------------------
                    Automobiles - 1.6%                       4,000    Fuji Heavy Industries Ltd.                              18,528
                                                           123,000    Honda Motor Co., Ltd.                                4,063,286
                                                            42,000    Isuzu Motors Ltd.                                      188,557
                                                            20,000    Mazda Motor Corp.                                       98,988
                                                           120,000    Mitsubishi Motors Corp. (b)                            201,071
                                                           181,200    Nissan Motor Co., Ltd.                               1,977,706
                                                            11,000    Suzuki Motor Corp.                                     329,782
                                                           214,000    Toyota Motor Corp.                                  11,397,364
                                                            17,800    Yamaha Motor Co., Ltd.                                 426,000
                                                                                                                      --------------
                                                                                                                          18,701,282
                    ----------------------------------------------------------------------------------------------------------------
                    Beverages - 0.2%                        32,700    Asahi Breweries Ltd.                                   551,583
                                                               200    Coca-Cola West Holdings Co., Ltd.                        4,415
                                                             6,200    Ito En, Ltd.                                           117,959
                                                            64,000    Kirin Holdings Co., Ltd.                               938,918
                                                            25,000    Sapporo Holdings Ltd.                                  201,305
                                                            20,000    Takara Holdings, Inc.                                  119,942
                                                                                                                      --------------
                                                                                                                           1,934,122
                    ----------------------------------------------------------------------------------------------------------------
                    Building Products - 0.3%                73,100    Asahi Glass Co., Ltd.                                  966,776
                                                             2,000    Central Glass Co., Ltd.                                  7,546
                                                            20,900    Daikin Industries Ltd.                               1,165,720
                                                            16,300    JS Group Corp.                                         260,066
                                                            59,000    Nippon Sheet Glass Co., Ltd.                           297,835
                                                            27,000    Sanwa Holdings Corp.                                   132,555
                                                            21,000    Toto Ltd.                                              166,348
                                                                                                                      --------------
                                                                                                                           2,996,846
                    ----------------------------------------------------------------------------------------------------------------
                    Capital Markets - 0.4%                 115,000    Daiwa Securities Group, Inc.                         1,032,430
                                                             1,000    Jafco Co., Ltd.                                         32,753
                                                            10,300    Matsui Securities Co., Ltd.                             80,443
                                                            33,000    Nikko Cordial Corp.                                    490,946

Master International Index Series of Quantitative Master Series LLC
Schedule of Investments as of December 31, 2007                (in U.S. dollars)

                                                            Shares
Country             Industry                                  Held    Common Stocks                                        Value
------------------------------------------------------------------------------------------------------------------------------------
                                                           136,300    Nomura Holdings, Inc.                           $    2,283,687
                                                               180    SBI E*trade Securities Co. Ltd.                        163,274
                                                               954    SBI Holdings, Inc.                                     256,521
                                                            43,300    Shinko Securities Co., Ltd.                            177,102
                                                                                                                      --------------
                                                                                                                           4,517,156
                    ----------------------------------------------------------------------------------------------------------------
                    Chemicals - 0.9%                        84,000    Asahi Kasei Corp.                                      554,356
                                                             4,000    Daicel Chemical Industries Ltd.                         23,919
                                                            32,000    Dainippon Ink and Chemicals, Inc.                      159,537
                                                            19,000    Denki Kagaku Kogyo Kabushiki Kaisha                     82,126
                                                             5,300    Hitachi Chemical Co., Ltd.                             121,788
                                                            17,100    JSR Corp.                                              437,790
                                                            13,000    Kaneka Corp.                                           107,182
                                                             4,000    Kansai Paint Co., Ltd.                                  28,873
                                                            35,000    Kuraray Co., Ltd.                                      422,251
                                                            86,500    Mitsubishi Chemical Holdings Corp.                     659,967
                                                            22,000    Mitsubishi Gas Chemicals Co., Inc.                     214,020
                                                            56,000    Mitsubishi Rayon Co., Ltd.                             269,960
                                                            41,000    Mitsui Chemicals, Inc.                                 266,166
                                                            16,000    Nippon Kayaku Co., Ltd.                                103,840
                                                            15,000    Nippon Sanso Corp.                                     140,938
                                                            17,000    Nissan Chemical Industries Ltd.                        221,742
                                                            13,110    Nitto Denko Corp.                                      689,021
                                                            32,400    Shin-Etsu Chemical Co., Ltd.                         2,014,995
                                                           111,000    Showa Denko KK                                         394,223
                                                           135,000    Sumitomo Chemical Co., Ltd.                          1,195,510
                                                            91,000    Teijin Ltd.                                            387,835
                                                            21,000    Tokuyama Corp.                                         209,529
                                                           106,700    Toray Industries, Inc.                                 830,467
                                                            53,000    Tosoh Corp.                                            225,922
                                                            95,000    Ube Industries Ltd.                                    321,554
                                                            15,000    Zeon Corp.                                              89,475
                                                                                                                      --------------
                                                                                                                          10,172,986
                    ----------------------------------------------------------------------------------------------------------------
                    Commercial Banks - 1.8%                  4,000    Aozora Bank Ltd.                                        11,615
                                                            13,000    The 77 Bank Ltd.                                        80,889
                                                            15,000    The Bank of Kyoto Ltd.                                 177,450
                                                           104,000    The Bank of Yokohama Ltd.                              724,610
                                                            52,000    The Chiba Bank Ltd.                                    418,411
                                                            54,000    Chuo Mitsui Trust Holdings, Inc.                       411,808
                                                            72,000    Fukuoka Financial Group, Inc.                          420,482
                                                            17,000    The Gunma Bank Ltd.                                    111,780
                                                            23,000    The Hachijuni Bank Ltd.                                154,537
                                                            24,000    The Hiroshima Bank Ltd.                                129,540
                                                            78,100    Hokuhoku Financial Group, Inc.                         225,777
                                                            37,000    The Joyo Bank Ltd.                                     206,787
                                                           687,629    Mitsubishi UFJ Financial Group, Inc.                 6,484,291
                                                               785    Mizuho Financial Group, Inc.                         3,739,306

Master International Index Series of Quantitative Master Series LLC
Schedule of Investments as of December 31, 2007                (in U.S. dollars)

                                                            Shares
Country             Industry                                  Held    Common Stocks                                        Value
------------------------------------------------------------------------------------------------------------------------------------
                                                            34,000    The Nishi-Nippon City Bank Ltd.                 $       84,212
                                                               481    Resona Holdings, Inc.                                  852,646
                                                                14    Sapporo Hokuyo Holdings, Inc.                          124,369
                                                           139,000    Shinsei Bank Ltd.                                      504,638
                                                            53,000    The Shizuoka Bank Ltd.                                 581,327
                                                               523    Sumitomo Mitsui Financial Group, Inc.                3,870,345
                                                            89,000    The Sumitomo Trust & Banking Co., Ltd.                 586,576
                                                             9,000    Suruga Bank Ltd.                                        97,909
                                                            13,000    The Yasuda Trust & Banking Co., Ltd.                    23,971
                                                                                                                      --------------
                                                                                                                          20,023,276
                    ----------------------------------------------------------------------------------------------------------------
                    Commercial Services                     55,000    Dai Nippon Printing Co., Ltd.                          805,568
                    & Supplies - 0.2%                           84    The Goodwill Group, Inc. (b)                            10,801
                                                             4,500    Kokuyo Co., Ltd.                                        40,663
                                                             4,100    Meitec Corp.                                           123,335
                                                            16,400    Secom Co., Ltd.                                        895,339
                                                            48,000    Toppan Printing Co., Ltd.                              470,729
                                                                                                                      --------------
                                                                                                                           2,346,435
                    ----------------------------------------------------------------------------------------------------------------
                    Computers &                            134,000    Fujitsu Ltd.                                           896,389
                    Peripherals - 0.3%                       6,300    Mitsumi Electric Co., Ltd.                             210,774
                                                           177,000    NEC Corp.                                              813,004
                                                             8,000    Seiko Epson Corp.                                      170,391
                                                           235,000    Toshiba Corp.                                        1,734,291
                                                                                                                      --------------
                                                                                                                           3,824,849
                    ----------------------------------------------------------------------------------------------------------------
                    Construction                             8,457    COMSYS Holdings Corp.                                   68,835
                    & Engineering - 0.2%                    17,000    Chiyoda Corp.                                          191,720
                                                            20,000    JGC Corp.                                              342,924
                                                            94,800    Kajima Corp.                                           307,691
                                                             8,000    Kinden Corp.                                            62,542
                                                            38,000    Nishimatsu Construction Co., Ltd.                      105,512
                                                            68,000    Obayashi Corp.                                         339,610
                                                            13,000    Okumura Corp.                                           63,102
                                                            34,000    Shimizu Corp.                                          147,582
                                                           100,000    Taisei Corp.                                           268,957
                                                             3,000    Toda Corp.                                              14,382
                                                                                                                      --------------
                                                                                                                           1,912,857
                    ----------------------------------------------------------------------------------------------------------------
                    Construction Materials - 0.0%           61,000    Sumitomo Osaka Cement Co., Ltd.                        115,326
                                                            78,000    Taiheiyo Cement Corp.                                  184,253
                                                                                                                      --------------
                                                                                                                             299,579
                    ----------------------------------------------------------------------------------------------------------------
                    Consumer Finance - 0.2%                  3,550    Acom Co., Ltd.                                          71,717
                                                            10,800    Aeon Credit Service Co., Ltd.                          159,073
                                                             4,100    Aiful Corp.                                             72,031
                                                            15,700    Credit Saison Co., Ltd.                                427,683
                                                             7,430    ORIX Corp.                                           1,249,631
                                                             3,750    Promise Co., Ltd.                                       92,332
                                                             6,920    Takefuji Corp.                                         166,209
                                                                                                                      --------------
                                                                                                                           2,238,676
                    ----------------------------------------------------------------------------------------------------------------

Master International Index Series of Quantitative Master Series LLC
Schedule of Investments as of December 31, 2007                (in U.S. dollars)

                                                            Shares
Country             Industry                                  Held    Common Stocks                                        Value
------------------------------------------------------------------------------------------------------------------------------------
                    Containers &                             7,700    Toyo Seikan Kaisha Ltd.                         $      136,532
                    Packaging - 0.0%
                    ----------------------------------------------------------------------------------------------------------------
                    Distributors - 0.0%                      1,500    Canon Marketing Japan Inc.                              27,871
                    ----------------------------------------------------------------------------------------------------------------
                    Diversified Consumer                     3,400    Benesse Corp.                                          143,871
                    Service - 0.0%
                    ----------------------------------------------------------------------------------------------------------------
                    Diversified Financial                    1,100    Diamond Lease Co., Ltd.                                 36,378
                    Services - 0.0%
                    ----------------------------------------------------------------------------------------------------------------
                    Diversified                                405    Nippon Telegraph & Telephone Corp.                   2,013,227
                    Telecommunication
                    Services - 0.2%
                    ----------------------------------------------------------------------------------------------------------------
                    Electric Utilities - 0.7%               55,600    Chubu Electric Power Co., Inc.                       1,445,318
                                                             6,800    Chugoku Electric Power Co                              132,193
                                                             9,900    Hokkaido Electric Power Co., Inc.                      213,405
                                                             3,000    Hokuriku Electric Power Co.                             62,379
                                                            64,000    The Kansai Electric Power Co., Inc.                  1,490,747
                                                            27,300    Kyushu Electric Power Co., Inc.                        670,185
                                                             4,000    Shikoku Electric Power Co., Inc.                       107,049
                                                            37,100    Tohoku Electric Power Co., Inc.                        834,618
                                                            97,700    The Tokyo Electric Power Co., Inc.                   2,529,087
                                                                                                                      --------------
                                                                                                                           7,484,981
                    ----------------------------------------------------------------------------------------------------------------
                    Electrical Equipment - 0.3%             18,800    Fuji Electric Holdings Co., Ltd.                        64,981
                                                            40,000    Fujikura Ltd.                                          202,100
                                                            41,000    Furukawa Electric Co., Ltd.                            157,958
                                                            21,873    Matsushita Electric Works Ltd.                         239,229
                                                           155,000    Mitsubishi Electric Corp.                            1,605,362
                                                            55,000    Sumitomo Electric Industries Ltd.                      867,435
                                                             5,600    Ushio, Inc.                                            122,235
                                                                                                                      --------------
                                                                                                                           3,259,300
                    ----------------------------------------------------------------------------------------------------------------
                    Electronic Equipment &                  19,000    Alps Electric Co., Ltd.                                245,463
                    Instruments - 1.0%                      34,700    Citizens Holding Co. Ltd.                              336,983
                                                            39,700    Fuji Photo Film Co., Ltd.                            1,661,664
                                                             1,600    Hirose Electric Co., Ltd.                              183,616
                                                           277,000    Hitachi Ltd.                                         2,057,930
                                                            35,300    Hoya Corp.                                           1,116,862
                                                            10,200    Ibiden Co., Ltd.                                       705,318
                                                             2,600    Keyence Corp.                                          638,481
                                                            12,700    Kyocera Corp.                                        1,122,353
                                                             1,100    Mabuchi Motor Co., Ltd.                                 66,033
                                                            16,800    Murata Manufacturing Co., Ltd.                         964,734
                                                             7,400    Nidec Corp.                                            534,666
                                                            30,500    Nippon Electric Glass Co.                              496,145
                                                            63,000    Oki Electric Industry Co., Ltd. (b)                     98,104
                                                            13,700    Omron Corp.                                            322,545
                                                            10,900    TDK Corp.                                              802,817
                                                            13,000    Taiyo Yuden Co., Ltd.                                  207,688
                                                            12,000    Yaskawa Electric Corp.                                 161,880
                                                             9,500    Yokogawa Electric Corp.                                104,309
                                                                                                                      --------------
                                                                                                                          11,827,591
                    ----------------------------------------------------------------------------------------------------------------

Master International Index Series of Quantitative Master Series LLC
Schedule of Investments as of December 31, 2007                (in U.S. dollars)

                                                            Shares
Country             Industry                                  Held    Common Stocks                                        Value
------------------------------------------------------------------------------------------------------------------------------------
                    Food & Staples                          53,400    Aeon Co., Ltd.                                  $      778,949
                    Retailing - 0.3%                           200    Circle K Sunkus Co., Ltd.                                2,956
                                                             3,600    FamilyMart Co., Ltd.                                   112,733
                                                             7,400    Lawson, Inc.                                           262,176
                                                             3,000    Matsumotokiyoshi Holdings Co. Ltd. (b)                  73,043
                                                            62,800    Seven & I Holdings Co. Ltd.                          1,824,493
                                                             4,000    UNY Co., Ltd.                                           33,787
                                                                                                                      --------------
                                                                                                                           3,088,137
                    ----------------------------------------------------------------------------------------------------------------
                    Food Products - 0.2%                    60,000    Ajinomoto Co., Inc.                                    679,037
                                                               100    House Foods Corp.                                        1,680
                                                            18,000    Kikkoman Corp.                                         246,214
                                                            40,000    Meiji Dairies Corp.                                    203,773
                                                            26,000    Nichirei Corp.                                         107,063
                                                             6,000    Nippon Meat Packers, Inc.                               60,553
                                                            11,000    Nisshin Seifun Group, Inc.                             110,598
                                                             8,000    Nissin Food Products Co., Ltd.                         258,064
                                                            12,500    QP Corp.                                               130,019
                                                            10,000    Toyo Suisan Kaisha, Ltd.                               179,866
                                                             5,100    Yakult Honsha Co., Ltd.                                117,203
                                                             6,000    Yamazaki Baking Co., Ltd.                               58,561
                                                                                                                      --------------
                                                                                                                           2,152,631
                    ----------------------------------------------------------------------------------------------------------------
                    Gas Utilities - 0.1%                   163,000    Osaka Gas Co., Ltd.                                    641,312
                                                           197,000    Tokyo Gas Co., Ltd.                                    920,252
                                                                                                                      --------------
                                                                                                                           1,561,564
                    ----------------------------------------------------------------------------------------------------------------
                    Health Care Equipment &                 16,000    Olympus Corp.                                          652,080
                    Supplies - 0.1%                         15,200    Terumo Corp.                                           792,418
                                                                                                                      --------------
                                                                                                                           1,444,498
                    ----------------------------------------------------------------------------------------------------------------
                    Health Care Providers &                    900    Alfresa Holdings Corp.                                  54,263
                    Services - 0.0%                          8,600    Mediceo Paltac Holdings Co., Ltd.                      126,924
                                                             2,600    Suzuken Co., Ltd.                                       92,545
                                                                                                                      --------------
                                                                                                                             273,732
                    ----------------------------------------------------------------------------------------------------------------
                    Hotels, Restaurants                      2,800    Oriental Land Co., Ltd.                                168,502
                    & Leisure - 0.0%                            39    ROUND ONE Corp.                                         77,294
                                                                                                                      --------------
                                                                                                                             245,796
                    ----------------------------------------------------------------------------------------------------------------
                    Household Durables - 1.0%               23,800    Casio Computer Co., Ltd.                               276,751
                                                             4,300    Daito Trust Construction Co., Ltd.                     235,907
                                                            38,000    Daiwa House Industry Co., Ltd.                         485,495
                                                            58,000    HASEKO Corp. (b)                                        99,043
                                                            10,800    Makita Corp.                                           451,516
                                                           154,000    Matsushita Electric Industrial Co., Ltd.             3,155,595
                                                            19,200    Pioneer Corp.                                          172,581
                                                           162,000    Sanyo Electric Co., Ltd. (b)                           222,075
                                                            21,000    Sekisui Chemical Co., Ltd.                             140,270
                                                            46,000    Sekisui House Ltd.                                     491,665
                                                            78,000    Sharp Corp.                                          1,391,376
                                                            78,400    Sony Corp.                                           4,271,457
                                                                                                                      --------------
                                                                                                                          11,393,731
                    ----------------------------------------------------------------------------------------------------------------

Master International Index Series of Quantitative Master Series LLC
Schedule of Investments as of December 31, 2007                (in U.S. dollars)

                                                            Shares
Country             Industry                                  Held    Common Stocks                                        Value
------------------------------------------------------------------------------------------------------------------------------------
                    Household Products - 0.1%               44,000    Kao Corp.                                       $    1,322,770
                                                             2,200    Uni-Charm Corp.                                        138,839
                                                                                                                      --------------
                                                                                                                           1,461,609
                    ----------------------------------------------------------------------------------------------------------------
                    IT Services - 0.1%                       6,700    CSK Holdings Corp.                                     215,930
                                                               700    Itochu Techno-Science Corp.                             23,387
                                                                80    NTT Data Corp.                                         354,332
                                                            11,400    Nomura Research Institute Ltd.                         372,955
                                                               100    Obic Co., Ltd.                                          18,406
                                                               600    Otsuka Shokai Co., Ltd.                                 51,249
                                                             4,900    TIS, Inc.                                               84,265
                                                                                                                      --------------
                                                                                                                           1,120,524
                    ----------------------------------------------------------------------------------------------------------------
                    Independent Power                       11,400    Electric Power Development Co.                         424,108
                    Producers & Energy
                    Traders - 0.0%
                    ----------------------------------------------------------------------------------------------------------------
                    Industrial                              79,000    Hankyu Hanshin Holdings, Inc.                          340,999
                    Conglomerates - 0.0%
                    ----------------------------------------------------------------------------------------------------------------
                    Insurance - 0.4%                         9,000    Aioi Insurance Co., Ltd.                                42,479
                                                            60,100    Millea Holdings, Inc.                                2,017,705
                                                           104,000    Mitsui Sumitomo Insurance Co., Ltd.                  1,006,943
                                                            18,000    Nipponkoa Insurance Co., Ltd.                          163,420
                                                            59,800    Sompo Japan Insurance, Inc.                            536,270
                                                                56    Sony Financial Holdings, Inc. (b)                      214,045
                                                            17,050    T&D Holdings, Inc.                                     867,527
                                                                                                                      --------------
                                                                                                                           4,848,389
                    ----------------------------------------------------------------------------------------------------------------
                    Internet & Catalog                         645    Rakuten, Inc. (b)                                      314,821
                    Retail - 0.0%
                    ----------------------------------------------------------------------------------------------------------------
                    Internet Software                           27    Access Co. Ltd. (b)                                    121,618
                    & Service - 0.1%                           167    eAccess Ltd.                                           103,616
                                                             1,047    Yahoo! Japan Corp.                                     466,908
                                                                                                                      --------------
                                                                                                                             692,142
                    ----------------------------------------------------------------------------------------------------------------
                    Leisure Equipment                       11,900    Namco Bandai Holdings, Inc.                            184,600
                    & Products - 0.2%                       26,000    Nikon Corp.                                            884,476
                                                             6,200    Sankyo Co., Ltd. (Gunma)                               286,458
                                                            20,832    Sega Sammy Holdings, Inc.                              257,985
                                                             3,200    Shimano, Inc.                                          115,057
                                                            10,100    Yamaha Corp.                                           230,446
                                                                                                                      --------------
                                                                                                                           1,959,022
                    ----------------------------------------------------------------------------------------------------------------
                    Machinery - 0.9%                        21,000    Amada Co., Ltd.                                        182,145
                                                             8,500    Daifuku Co., Ltd.                                      119,819
                                                            53,000    Ebara Corp.                                            179,914
                                                            16,000    Fanuc Ltd.                                           1,551,170
                                                             3,000    GLORY Ltd.                                              68,938
                                                             5,000    Hino Motors Ltd.                                        32,315

Master International Index Series of Quantitative Master Series LLC
Schedule of Investments as of December 31, 2007                (in U.S. dollars)

                                                            Shares
Country             Industry                                  Held    Common Stocks                                        Value
------------------------------------------------------------------------------------------------------------------------------------
                                                            10,500    Hitachi Construction Machinery Co., Ltd.        $      311,692
                                                            79,000    IHI Corp.                                              163,120
                                                             9,600    JTEKT Corp.                                            171,578
                                                            28,000    The Japan Steel Works, Ltd.                            406,013
                                                           111,000    Kawasaki Heavy Industries Ltd.                         324,753
                                                            72,000    Komatsu Ltd.                                         1,930,980
                                                            98,000    Kubota Corp.                                           659,494
                                                            11,600    Kurita Water Industries Ltd.                           349,877
                                                            31,000    Minebea Co., Ltd.                                      198,603
                                                           264,200    Mitsubishi Heavy Industries Ltd.                     1,122,675
                                                            71,000    Mitsui Engineering & Shipbuilding Co., Ltd.            272,806
                                                            24,000    NGK Insulators Ltd.                                    643,471
                                                            24,000    NSK Ltd.                                               246,010
                                                            21,000    NTN Corp.                                              182,050
                                                            19,000    OKUMA Corp.                                            201,070
                                                               900    OSG Corp.                                                9,775
                                                             3,900    SMC Corp.                                              463,958
                                                            41,000    Sumitomo Heavy Industries Ltd.                         373,821
                                                             6,000    THK Co., Ltd.                                          121,269
                                                                                                                      --------------
                                                                                                                          10,287,316
                    ----------------------------------------------------------------------------------------------------------------
                    Marine - 0.2%                           45,000    Kawasaki Kisen Kaisha Ltd.                             436,856
                                                            83,000    Mitsui OSK Lines Ltd.                                1,049,311
                                                            97,000    Nippon Yusen Kabushiki Kaisha                          764,165
                                                                                                                      --------------
                                                                                                                           2,250,332
                    ----------------------------------------------------------------------------------------------------------------
                    Media - 0.1%                               600    Asatsu-DK, Inc.                                         16,707
                                                               117    Dentsu, Inc.                                           307,779
                                                                58    Fuji Television Network, Inc.                           95,381
                                                               600    Hakuhodo DY Holdings, Inc.                              33,416
                                                                52    Jupiter Telecommunications Co., Ltd. (b)                43,749
                                                             4,700    Toho Co., Ltd.                                         104,992
                                                             3,700    Tokyo Broadcasting System, Inc.                         79,267
                                                                                                                      --------------
                                                                                                                             681,291
                    ----------------------------------------------------------------------------------------------------------------
                    Metals & Mining - 0.8%                  26,000    DAIDO STEEL CO., LTD.                                  193,747
                                                            17,000    Dowa Mining Co., Ltd.                                  118,065
                                                            45,800    JFE Holdings, Inc.                                   2,296,604
                                                           233,000    Kobe Steel Ltd.                                        751,158
                                                           103,000    Mitsubishi Materials Corp.                             434,924
                                                            68,000    Mitsui Mining & Smelting Co., Ltd.                     270,660
                                                            63,800    Nippon Light Metal Co., Ltd.                           110,477
                                                           450,000    Nippon Steel Corp.                                   2,754,423
                                                            47,000    Nisshin Steel Co., Ltd.                                162,392
                                                             1,600    Osaka Titanium Technologies Co.                        117,098
                                                           320,000    Sumitomo Metal Industries Ltd.                       1,463,345
                                                            41,000    Sumitomo Metal Mining Co., Ltd.                        693,167
                                                               800    Toho Titanium Co. Ltd.                                  23,726
                                                             7,500    Tokyo Steel Manufacturing Co., Ltd.                     82,930
                                                             1,700    Yamato Kogyo Co Ltd                                     68,828
                                                                                                                      --------------
                                                                                                                           9,541,544
                    ----------------------------------------------------------------------------------------------------------------

Master International Index Series of Quantitative Master Series LLC
Schedule of Investments as of December 31, 2007                (in U.S. dollars)

                                                            Shares
Country             Industry                                  Held    Common Stocks                                        Value
------------------------------------------------------------------------------------------------------------------------------------
                    Multiline Retail - 0.1%                  6,000    H20 Retailing Corp.                             $       46,656
                                                            21,400    Isetan Co., Ltd.                                       288,270
                                                            24,600    J Front Retailing Co. Ltd. (b)                         217,341
                                                            30,600    Marui Group Co. Ltd.                                   301,929
                                                            48,000    Mitsukoshi Ltd.                                        217,140
                                                             2,000    Ryohin Keikaku Co., Ltd.                               120,057
                                                            30,000    Takashimaya Co., Ltd.                                  361,530
                                                                                                                      --------------
                                                                                                                           1,552,923
                    ----------------------------------------------------------------------------------------------------------------
                    Office Electronics - 0.5%                3,400    Brother Industries Ltd.                                 43,772
                                                            83,500    Canon, Inc.                                          3,821,510
                                                            42,500    Konica Minolta Holdings, Inc.                          745,068
                                                            58,000    Ricoh Co., Ltd.                                      1,058,868
                                                                                                                      --------------
                                                                                                                           5,669,218
                    ----------------------------------------------------------------------------------------------------------------
                    Oil, Gas & Consumable                   24,000    Cosmo Oil Co., Ltd.                                     88,713
                    Fuels - 0.3%                             1,000    Idemitsu Kosan Co. Ltd.                                105,325
                                                                58    Inpex Holdings, Inc.                                   629,449
                                                             3,200    Japan Petrolleum Explora                               232,836
                                                            77,500    Nippon Mining Holdings, Inc.                           491,551
                                                           109,000    Nippon Oil Corp.                                       881,197
                                                            22,800    Showa Shell Sekiyu KK                                  251,693
                                                            14,000    TonenGeneral Sekiyu KK                                 137,663
                                                                                                                      --------------
                                                                                                                           2,818,427
                    ----------------------------------------------------------------------------------------------------------------
                    Paper & Forest                              97    Nippon Paper Group, Inc.                               292,192
                    Products - 0.0%                         49,000    OJI Paper Co., Ltd.                                    240,737
                                                                                                                      --------------
                                                                                                                             532,929
                    ----------------------------------------------------------------------------------------------------------------
                    Personal Products - 0.1%                 6,200    Aderans Co., Ltd.                                       97,521
                                                            25,000    Shiseido Co., Ltd.                                     589,939
                                                                                                                      --------------
                                                                                                                             687,460
                    ----------------------------------------------------------------------------------------------------------------
                    Pharmaceuticals - 0.9%                  40,600    Astellas Pharma, Inc.                                1,760,847
                                                            22,100    Chugai Pharmaceutical Co., Ltd.                        316,070
                                                            56,200    Daiichi Sankyo Co. Ltd.                              1,729,212
                                                            21,900    Eisai Co., Ltd.                                        857,118
                                                            33,000    Kyowa Hakko Kogyo Co., Ltd.                            352,442
                                                            13,000    Mitsubishi Tanabe Pharma Corp.                         120,760
                                                             2,000    Ono Pharmacecutical Co. Ltd.                            92,288
                                                             5,000    Santen Pharmaceutical Co., Ltd.                        122,408
                                                            27,000    Shionogi & Co., Ltd.                                   478,685
                                                             7,000    Taisho Pharmaceutical Co., Ltd.                        134,707
                                                            67,100    Takeda Pharmaceutical Co., Ltd.                      3,920,039
                                                                                                                      --------------
                                                                                                                           9,884,576
                    ----------------------------------------------------------------------------------------------------------------
                    Real Estate Investment                      70    Japan Prime Realty Investment Corp.                    279,969
                    Trusts (REITs) - 0.2%                       38    Japan Real Estate Investment Corp.                     471,617
                                                                42    Japan Retail Fund Investment Corp.                     297,829
                                                                43    Nippon Building Fund, Inc.                             600,487
                                                                21    Nomura Real Estate Office Fund, Inc.                   197,618
                                                                                                                      --------------
                                                                                                                           1,847,520
                    ----------------------------------------------------------------------------------------------------------------

Master International Index Series of Quantitative Master Series LLC
Schedule of Investments as of December 31, 2007                (in U.S. dollars)

                                                            Shares
Country             Industry                                  Held    Common Stocks                                        Value
------------------------------------------------------------------------------------------------------------------------------------
                    Real Estate Management &                 2,100    Aeon Mall Co. Ltd.                              $       55,111
                    Development - 0.5%                          82    KK DaVinci Advisors (b)                                 71,041
                                                             8,100    Leopalace21 Corp.                                      217,629
                                                            95,000    Mitsubishi Estate Co., Ltd.                          2,263,370
                                                            64,000    Mitsui Fudosan Co., Ltd.                             1,380,253
                                                                51    NTT Urban Development Co.                               81,647
                                                               600    Nomura Real Estate Holdings, Inc.                       14,376
                                                            28,000    Sumitomo Realty & Development Co., Ltd.                684,770
                                                            29,000    Tokyo Tatemono Co., Ltd.                               272,007
                                                            28,000    Tokyu Land Corp.                                       239,577
                                                             9,400    Urban Corp.                                            124,061
                                                                                                                      --------------
                                                                                                                           5,403,842
                    ----------------------------------------------------------------------------------------------------------------
                    Road & Rail - 0.6%                         124    Central Japan Railway Co.                            1,054,004
                                                               266    East Japan Railway Co.                               2,187,992
                                                            19,000    Keihin Electric Express Railway Co., Ltd.              116,554
                                                            31,000    Keio Electric Railway Co., Ltd.                        187,743
                                                            33,000    Keisei Electric Railway Co., Ltd.                      176,048
                                                           100,000    Kintetsu Corp.                                         310,088
                                                            72,000    Nippon Express Co., Ltd.                               367,352
                                                            36,000    Odakyu Electric Railway Co., Ltd.                      229,024
                                                            13,000    Seino Holdings Corp.                                    87,474
                                                            50,000    Tobu Railway Co., Ltd.                                 232,796
                                                           100,000    Tokyu Corp.                                            652,869
                                                               152    West Japan Railway Co.                                 754,039
                                                                                                                      --------------
                                                                                                                           6,355,983
                    ----------------------------------------------------------------------------------------------------------------
                    Semiconductors &                        12,500    Advantest Corp.                                        353,445
                    Semiconductor                            6,000    Elpida Memory, Inc. (b)                                205,139
                    Equipment - 0.2%                         1,300    NEC Electronics Corp. (b)                               30,808
                                                             7,600    Rohm Co., Ltd.                                         659,350
                                                            17,000    Sanken Electric Co., Ltd.                               90,386
                                                             2,300    Shinko Electric Industries                              46,417
                                                             7,600    Sumco Corp.                                            216,165
                                                            12,700    Tokyo Electron Ltd.                                    771,799
                                                             3,900    Tokyo Seimitsu Co. Ltd.                                 94,602
                                                                                                                      --------------
                                                                                                                           2,468,111
                    ----------------------------------------------------------------------------------------------------------------
                    Software - 0.5%                          4,900    Fuji Soft, Inc.                                         77,199
                                                             5,000    Konami Corp.                                           163,993
                                                             7,900    Nintendo Co., Ltd.                                   4,638,501
                                                               900    Oracle Corp. Japan                                      39,516
                                                             1,500    Square Enix Co. Ltd.                                    45,667
                                                             9,500    Trend Micro, Inc.                                      337,902
                                                                                                                      --------------
                                                                                                                           5,302,778
                    ----------------------------------------------------------------------------------------------------------------
                    Specialty Retail - 0.1%                  2,600    Aoyama Trading Co., Ltd.                                67,336
                                                             3,900    Autobacs Seven Co., Ltd.                                78,572
                                                               200    EDION Corp.                                              2,140

Master International Index Series of Quantitative Master Series LLC
Schedule of Investments as of December 31, 2007                (in U.S. dollars)

                                                            Shares
Country             Industry                                  Held    Common Stocks                                        Value
------------------------------------------------------------------------------------------------------------------------------------
                                                             3,300    Fast Retailing Co., Ltd.                        $      236,028
                                                             1,200    Nitori Co., Ltd.                                        57,510
                                                             4,800    Shimachu Co., Ltd.                                     135,236
                                                               800    Shimamura Co., Ltd.                                     67,644
                                                               680    USS Co., Ltd.                                           42,231
                                                             7,580    Yamada Denki Co., Ltd.                                 855,064
                                                                                                                      --------------
                                                                                                                           1,541,761
                    ----------------------------------------------------------------------------------------------------------------
                    Textiles, Apparel &                     13,000    Asics Corp.                                            186,240
                    Luxury Goods - 0.1%                     22,000    Gunze Ltd.                                              96,231
                                                            14,000    Nisshinbo Industries, Inc.                             170,708
                                                             7,000    Onward Holdings Co. Ltd.                                71,611
                                                            11,000    Wacoal  Holdings Corp.                                 143,406
                                                                                                                      --------------
                                                                                                                             668,196
                    ----------------------------------------------------------------------------------------------------------------
                    Tobacco - 0.2%                             362    Japan Tobacco, Inc.                                  2,140,414
                    ----------------------------------------------------------------------------------------------------------------
                    Trading Companies &                      1,400    Hitachi High-Technologies Corp.                         30,396
                    Distributors - 0.9%                    128,000    Itochu Corp.                                         1,235,154
                                                           123,000    Marubeni Corp.                                         861,862
                                                           105,900    Mitsubishi Corp.                                     2,866,150
                                                           133,000    Mitsui & Co., Ltd.                                   2,777,391
                                                            94,100    Sojitz Corp.                                           335,607
                                                            83,300    Sumitomo Corp.                                       1,165,482
                                                            13,900    Toyota Tsusho Corp.                                    374,788
                                                                                                                      --------------
                                                                                                                           9,646,830
                    ----------------------------------------------------------------------------------------------------------------
                    Transportation                           8,000    Kamigumi Co., Ltd.                                      57,731
                    Infrastructure - 0.0%                    7,000    Mitsubishi Logistics Corp.                              78,074
                                                                                                                      --------------
                                                                                                                             135,805
                    ----------------------------------------------------------------------------------------------------------------
                    Wireless                                   191    KDDI Corp.                                           1,413,223
                    Telecommunication                        1,256    NTT DoCoMo, Inc.                                     2,067,765
                    Services - 0.4%                         56,600    Softbank Corp.                                       1,160,852
                                                                                                                      --------------
                                                                                                                           4,641,840
                    ----------------------------------------------------------------------------------------------------------------
                                                                      Total Common Stocks in Japan                       215,107,421
------------------------------------------------------------------------------------------------------------------------------------
Luxembourg - 0.0%   Media - 0.0%                             8,368    SES Global                                             219,878
                    ----------------------------------------------------------------------------------------------------------------
                    Personal Products - 0.0%                 1,783    Oriflame Cosmetics SA                                  113,499
                    ----------------------------------------------------------------------------------------------------------------
                                                                      Total Common Stocks in Luxembourg                      333,377
------------------------------------------------------------------------------------------------------------------------------------
Netherlands - 2.7%  Air Freight &                           31,802    TNT NV                                               1,319,460
                    Logistics - 0.1%
                    ----------------------------------------------------------------------------------------------------------------
                    Beverages - 0.1%                         2,755    Heineken Holding NV                                    156,356
                                                            19,518    Heineken NV                                          1,260,527
                                                                                                                      --------------
                                                                                                                           1,416,883
                    ----------------------------------------------------------------------------------------------------------------
                    Chemicals - 0.2%                        21,375    Akzo Nobel NV                                        1,720,734
                                                            11,618    Koninklijke DSM NV                                     548,898
                                                                                                                      --------------
                                                                                                                           2,269,632
                    ----------------------------------------------------------------------------------------------------------------
                    Commercial Services                      5,832    Corporate Express NV                                    45,383
                    & Supplies - 0.1%                        3,129    Randstad Holdings NV                                   122,285
                                                            17,976    Vedior NV                                              457,536
                                                                                                                      --------------
                                                                                                                             625,204
                    ----------------------------------------------------------------------------------------------------------------

Master International Index Series of Quantitative Master Series LLC
Schedule of Investments as of December 31, 2007                (in U.S. dollars)

                                                            Shares
Country             Industry                                  Held    Common Stocks                                        Value
------------------------------------------------------------------------------------------------------------------------------------
                    Diversified Financial                  143,436    ING Groep NV CVA                                $    5,589,044
                    Services - 0.5%
                    ----------------------------------------------------------------------------------------------------------------
                    Diversified                            149,896    Koninklijke KPN NV                                   2,730,899
                    Telecommunication
                    Services - 0.2%
                    ----------------------------------------------------------------------------------------------------------------
                    Energy Equipment                         3,390    Fugro NV                                               261,820
                    & Services - 0.1%                       13,640    SBM Offshore NV                                        430,042
                                                                                                                      --------------
                                                                                                                             691,862
                    ----------------------------------------------------------------------------------------------------------------
                    Food & Staples                         102,772    Koninklijke Ahold NV (b)                             1,423,275
                    Retailing - 0.1%
                    ----------------------------------------------------------------------------------------------------------------
                    Food Products - 0.4%                   131,620    Unilever NV                                          4,835,823
                    ----------------------------------------------------------------------------------------------------------------
                    Household Durables - 0.0%                3,423    TomTom NV (b)                                          258,528
                    ----------------------------------------------------------------------------------------------------------------
                    Industrial                              86,666    Koninklijke Philips Electronics NV (b)               3,713,662
                    Conglomerates - 0.4%
                    ----------------------------------------------------------------------------------------------------------------
                    Insurance - 0.2%                       112,170    Aegon NV                                             1,978,494
                    ----------------------------------------------------------------------------------------------------------------
                    Media - 0.2%                            57,466    Reed Elsevier NV                                     1,140,434
                                                            23,059    Wolters Kluwer NV                                      758,537
                                                                                                                      --------------
                                                                                                                           1,898,971
                    ----------------------------------------------------------------------------------------------------------------
                    Office Electronics - 0.0%                  283    OCE NV                                                   5,107
                    ----------------------------------------------------------------------------------------------------------------
                    Real Estate Investment                   1,928    Corio NV                                               155,971
                    Trusts (REITs) - 0.0%                    1,694    Wereldhave NV                                          184,733
                                                                                                                      --------------
                                                                                                                             340,704
                    ----------------------------------------------------------------------------------------------------------------
                    Semiconductors &                        32,754    ASML Holding NV (b)                                  1,034,171
                    Semiconductor
                    Equipment - 0.1%
                    ----------------------------------------------------------------------------------------------------------------
                    Trading Companies &                     32,722    Hagemeyer NV                                           223,820
                    Distributors - 0.0%
                    ----------------------------------------------------------------------------------------------------------------
                                                                      Total Common Stocks in the Netherlands              30,355,539
------------------------------------------------------------------------------------------------------------------------------------
New Zealand - 0.1%  Construction Materials - 0.0%           32,024    Fletcher Building Ltd.                                 282,575
                    ----------------------------------------------------------------------------------------------------------------
                    Diversified                            145,114    Telecom Corp. of New Zealand Ltd.                      484,759
                    Telecommunication
                    Services - 0.1%
                    ----------------------------------------------------------------------------------------------------------------
                    Electric Utilities - 0.0%               20,226    Contact Energy Ltd.                                    128,035
                    ----------------------------------------------------------------------------------------------------------------
                    Health Care Equipment &                 41,926    Fisher & Paykel Healthcare Corp.                       112,320
                    Supplies - 0.0%
                    ----------------------------------------------------------------------------------------------------------------
                    Hotels, Restaurants                     29,721    Sky City Ltd.                                          105,005
                    & Leisure - 0.0%
                    ----------------------------------------------------------------------------------------------------------------
                    Household Durables - 0.0%               27,665    Fisher & Paykel Appliances Holdings Ltd.                72,872
                    ----------------------------------------------------------------------------------------------------------------
                    Media - 0.0%                               241    Sky Network Television Ltd.                              1,110
                    ----------------------------------------------------------------------------------------------------------------
                    Real Estate Investment                  12,534    Kiwi Income Property Trust                              12,886
                    Trusts (REITs) - 0.0%
                    ----------------------------------------------------------------------------------------------------------------
                    Transportation                          58,991    Auckland International Airport Ltd.                    131,537
                    Infrastructure - 0.0%
                    ----------------------------------------------------------------------------------------------------------------
                                                                      Total Common Stocks in New Zealand                   1,331,099
------------------------------------------------------------------------------------------------------------------------------------
Norway - 1.0%       Chemicals - 0.1%                        13,800    Yara International ASA                                 634,620
                    ----------------------------------------------------------------------------------------------------------------
                    Commercial Banks - 0.1%                 57,999    DnB NOR ASA                                            882,280
                    ----------------------------------------------------------------------------------------------------------------

Master International Index Series of Quantitative Master Series LLC
Schedule of Investments as of December 31, 2007                (in U.S. dollars)

                                                            Shares
Country             Industry                                  Held    Common Stocks                                        Value
------------------------------------------------------------------------------------------------------------------------------------
                    Commercial Services                     15,929    Tomra Systems ASA                               $      112,130
                    & Supplies - 0.0%
                    ----------------------------------------------------------------------------------------------------------------
                    Communications                           4,141    Tandberg ASA                                            85,502
                    Equipment - 0.0%
                    ----------------------------------------------------------------------------------------------------------------
                    Diversified                             42,395    Telenor ASA                                          1,005,990
                    Telecommunication                        8,033    Telenor ASA (a)                                        575,862
                    Services - 0.2%                                                                                   --------------
                                                                                                                           1,581,852
                    ----------------------------------------------------------------------------------------------------------------
                    Electrical Equipment - 0.1%             13,685    Renewable Energy Corp. AS (b)                          686,420
                    ----------------------------------------------------------------------------------------------------------------
                    Energy Equipment                        13,390    Acergy SA                                              294,591
                    & Services - 0.1%                       12,991    Aker Kvaerner ASA                                      342,865
                                                            14,865    Ocean RIG ASA (b)                                      107,836
                                                            11,223    Petroleum Geo-Services ASA (b)                         323,190
                                                             9,094    ProSafe ASA                                            157,331
                                                             5,442    TGS Nopec Geophysical Co. ASA (b)                       74,187
                                                                                                                      --------------
                                                                                                                           1,300,000
                    ----------------------------------------------------------------------------------------------------------------
                    Food Products - 0.0%                   312,427    Marine Harvest (b)                                     199,224
                    ----------------------------------------------------------------------------------------------------------------
                    Industrial                              65,821    Orkla ASA                                            1,260,265
                    Conglomerates - 0.1%
                    ----------------------------------------------------------------------------------------------------------------
                    Insurance - 0.0%                        32,487    Storebrand ASA                                         337,034
                    ----------------------------------------------------------------------------------------------------------------
                    Marine - 0.0%                              400    Stolt-Nielsen SA                                        12,135
                    ----------------------------------------------------------------------------------------------------------------
                    Media - 0.0%                             3,218    Schibsted ASA                                          138,902
                    ----------------------------------------------------------------------------------------------------------------
                    Metals & Mining - 0.1%                  56,828    Norsk Hydro ASA                                        809,168
                    ----------------------------------------------------------------------------------------------------------------
                    Oil, Gas & Consumable                   70,332    DNO International ASA (b)                              129,133
                    Fuels - 0.3%                             1,944    Frontline Ltd.                                          92,772
                                                           101,844    Statoilhydro ASA                                     3,141,969
                                                                                                                      --------------
                                                                                                                           3,363,874
                    ----------------------------------------------------------------------------------------------------------------
                                                                      Total Common Stocks in Norway                       11,403,406
------------------------------------------------------------------------------------------------------------------------------------
Portugal - 0.4%     Commercial Banks - 0.1%                 23,822    Banco BPI SA                                           185,647
                                                           163,650    Banco Comercial Portugues SA Registered Shares         697,538
                                                            13,508    Banco Espirito Santo SA Registered Shares              295,730
                                                                                                                      --------------
                                                                                                                           1,178,915
                    ----------------------------------------------------------------------------------------------------------------
                    Construction Materials - 0.0%           13,841    Cimpor Cimentos de Portugal SA                         120,936
                    ----------------------------------------------------------------------------------------------------------------
                    Diversified                             60,384    Portugal Telecom SGPS SA Registered Shares             792,003
                    Telecommunication
                    Services - 0.1%
                    ----------------------------------------------------------------------------------------------------------------
                    Electric Utilities - 0.1%              159,158    Energias de Portugal SA                              1,043,026
                    ----------------------------------------------------------------------------------------------------------------
                    Food & Staples                          18,295    Jeronimo Martins SGPS SA                               145,351
                    Retailing - 0.0%
                    ----------------------------------------------------------------------------------------------------------------
                    Industrial                              96,264    Sonae SGPS SA                                          277,449
                    Conglomerates - 0.0%
                    ----------------------------------------------------------------------------------------------------------------
                    Media - 0.1%                            23,393    PT Multimedia Servicos de Telecomunicacoes e
                                                                        Multimedia SGPS SA                                   325,919
                    ----------------------------------------------------------------------------------------------------------------
                    Paper & Forest                           9,059    Sonae Industria SGPS SA (b)                             87,272
                    Products - 0.0%
                    ----------------------------------------------------------------------------------------------------------------
                    Transportation                          17,438    Brisa-Auto Estradas de Portugal SA Private
                    Infrastructure - 0.0%                               Shares                                               255,805
                    ----------------------------------------------------------------------------------------------------------------
                                                                      Total Common Stocks in Portugal                      4,226,676
------------------------------------------------------------------------------------------------------------------------------------

Master International Index Series of Quantitative Master Series LLC
Schedule of Investments as of December 31, 2007                (in U.S. dollars)

                                                            Shares
Country             Industry                                  Held    Common Stocks                                        Value
------------------------------------------------------------------------------------------------------------------------------------
Singapore - 1.1%    Aerospace & Defense - 0.0%              82,213    Singapore Technologies Engineering Ltd.         $      212,043
                    ----------------------------------------------------------------------------------------------------------------
                    Air Freight & Logistics - 0.0%         127,954    Singapore Post Ltd.                                     98,765
                    ----------------------------------------------------------------------------------------------------------------
                    Airlines - 0.0%                         36,009    Singapore Airlines Ltd.                                432,584
                    ----------------------------------------------------------------------------------------------------------------
                    Commercial Banks - 0.4%                 93,605    DBS Group Holdings Ltd.                              1,328,534
                                                           214,914    Oversea-Chinese Banking Corp.                        1,224,903
                                                            95,572    United Overseas Bank Ltd.                            1,308,890
                                                                                                                      --------------
                                                                                                                           3,862,327
                    ----------------------------------------------------------------------------------------------------------------
                    Distributors - 0.0%                      4,529    Jardine Cycle & Carriage Ltd.                           67,626
                    ----------------------------------------------------------------------------------------------------------------
                    Diversified Financial                   69,000    Singapore Exchange Ltd.                                632,077
                    Services - 0.1%
                    ----------------------------------------------------------------------------------------------------------------
                    Diversified                            651,132    Singapore Telecommunications Ltd.                    1,791,440
                    Telecommunication
                    Services - 0.2%
                    ----------------------------------------------------------------------------------------------------------------
                    Electronic Equipment &                   7,000    Venture Corp. Ltd.                                      61,394
                    Instruments - 0.0%
                    ----------------------------------------------------------------------------------------------------------------
                    Food & Staples                          16,000    Olam International Ltd.                                 31,474
                    Retailing - 0.0%
                    ----------------------------------------------------------------------------------------------------------------
                    Food Products - 0.0%                    11,273    Wilmar International Ltd.                               41,890
                    ----------------------------------------------------------------------------------------------------------------
                    Health Care Providers &                 79,800    Parkway Holdings Ltd.                                  216,861
                    Services - 0.0%
                    ----------------------------------------------------------------------------------------------------------------
                    Hotels, Restaurants                     52,238    Genting International PLC (b)                           24,659
                    & Leisure - 0.0%
                    ----------------------------------------------------------------------------------------------------------------
                    Industrial                              50,096    Fraser and Neave Ltd.                                  202,949
                    Conglomerates - 0.1%                     1,766    Haw Par Corp. Ltd.                                       8,619
                                                            98,616    Keppel Corp. Ltd.                                      878,735
                                                            44,590    SembCorp Industries Ltd.                               177,226
                                                                                                                      --------------
                                                                                                                           1,267,529
                    ----------------------------------------------------------------------------------------------------------------
                    Machinery - 0.0%                       100,197    SembCorp Marine Ltd.                                   277,175
                    ----------------------------------------------------------------------------------------------------------------
                    Marine - 0.0%                           76,002    Cosco Corp. (Singapore) Ltd.                           300,050
                                                             5,200    Neptune Orient Lines Ltd.                               13,979
                                                                                                                      --------------
                                                                                                                             314,029
                    ----------------------------------------------------------------------------------------------------------------
                    Media - 0.1%                           133,316    Singapore Press Holdings Ltd.                          413,920
                    ----------------------------------------------------------------------------------------------------------------
                    Oil, Gas & Consumable                   16,194    Singapore Petroleum Co. Ltd.                            84,542
                    Fuels - 0.0%
                    ----------------------------------------------------------------------------------------------------------------
                    Real Estate Investment                 125,152    Ascendas Real Estate Investment Trust                  211,872
                    Trusts (REITs) - 0.0%                   12,000    Capita Commercial Trust                                 20,117
                                                            51,000    CapitaMall Trust                                       120,926
                                                                                                                      --------------
                                                                                                                             352,915
                    ----------------------------------------------------------------------------------------------------------------
                    Real Estate Management &               147,000    Allgreen Properties Ltd.                               149,774
                    Development - 0.2%                     135,833    CapitaLand Ltd.                                        584,408
                                                            49,535    City Developments Ltd.                                 482,412
                                                            42,182    Keppel Land Ltd.                                       211,055
                                                             7,457    UOL Group Ltd.                                          23,136
                                                            57,110    Wing Tai Holdings Ltd.                                 105,610
                                                                                                                      --------------
                                                                                                                           1,556,395
                    ----------------------------------------------------------------------------------------------------------------

Master International Index Series of Quantitative Master Series LLC
Schedule of Investments as of December 31, 2007                (in U.S. dollars)

                                                            Shares
Country             Industry                                  Held    Common Stocks                                        Value
------------------------------------------------------------------------------------------------------------------------------------
                    Road & Rail - 0.0%                      95,816    ComfortDelgro Corp. Ltd.                        $      120,414
                    ----------------------------------------------------------------------------------------------------------------
                    Semiconductors &                         1,000    Chartered Semiconductor Manufacturing Ltd. (b)             663
                    Semiconductor
                    Equipment - 0.0%
                    ----------------------------------------------------------------------------------------------------------------
                    Trading Companies &                     54,100    Noble Group Ltd.                                        90,005
                    Distributors - 0.0%
                    ----------------------------------------------------------------------------------------------------------------
                                                                      Total Common Stocks in Singapore                    11,950,727
------------------------------------------------------------------------------------------------------------------------------------
South               Paper & Forest                               1    Mondi Ltd. (a)                                               8
Africa - 0.0%       Products - 0.0%
                    ----------------------------------------------------------------------------------------------------------------
                                                                      Total Common Stocks in South Africa                          8
------------------------------------------------------------------------------------------------------------------------------------
Spain - 4.0%        Airlines - 0.0%                         53,218    Iberia Lineas Aereas de Espana                         231,038
                    ----------------------------------------------------------------------------------------------------------------
                    Biotechnology - 0.0%                    14,047    Zeltia SA                                              123,674
                    ----------------------------------------------------------------------------------------------------------------
                    Commercial Banks - 1.7%                285,794    Banco Bilbao Vizcaya Argentaria SA                   6,957,420
                                                            64,720    Banco Popular Espanol SA                             1,103,077
                                                           480,675    Banco Santander SA                                  10,381,617
                                                            31,092    Banco de Sabadell SA                                   336,289
                                                             6,140    Bankinter SA                                           112,132
                                                                                                                      --------------
                                                                                                                          18,890,535
                    ----------------------------------------------------------------------------------------------------------------
                    Construction                            16,756    ACS Actividades de Construccion y
                    & Engineering - 0.2%                              Servicios, SA                                          992,334
                                                             2,030    Acciona SA                                             639,594
                                                             4,587    Fomento de Construcciones y Contratas SA               342,720
                                                             4,971    Grupo Ferrovial SA                                     347,564
                                                             6,344    Sacyr Vallehermoso SA                                  244,208
                                                                                                                      --------------
                                                                                                                           2,566,420
                    ----------------------------------------------------------------------------------------------------------------
                    Diversified                            329,719    Telefonica SA                                       10,688,282
                    Telecommunication
                    Services - 0.9%
                    ----------------------------------------------------------------------------------------------------------------
                    Electric Utilities - 0.5%               69,345    Iberdrola Renovables (b)                               572,831
                                                           282,940    Iberdrola SA                                         4,290,525
                                                               518    Iberdrola SA (a)                                        31,505
                                                             7,061    Red Electrica de Espana                                445,769
                                                             9,776    Union Fenosa SA                                        659,914
                                                                                                                      --------------
                                                                                                                           6,000,544
                    ----------------------------------------------------------------------------------------------------------------
                    Electrical Equipment - 0.1%             15,284    Gamesa Corp. Tecnologica SA                            707,200
                    ----------------------------------------------------------------------------------------------------------------
                    Gas Utilities - 0.1%                    10,537    Gas Natural SDG SA                                     615,083
                    ----------------------------------------------------------------------------------------------------------------
                    IT Services - 0.0%                      11,926    Indra Sistemas SA                                      323,430
                    ----------------------------------------------------------------------------------------------------------------
                    Insurance - 0.0%                        42,475    Corp. Mapfre SA                                        186,355
                    ----------------------------------------------------------------------------------------------------------------
                    Machinery - 0.0%                         6,638    Zardoya Otis SA                                        186,332
                    ----------------------------------------------------------------------------------------------------------------
                    Media - 0.0%                             8,518    Antena 3 de Television SA                              130,074
                                                            11,454    Gestevision Telecinco SA                               291,163
                                                               673    Promotora de Informaciones SA                           12,507
                                                             1,844    Sogecable SA (b)                                        73,654
                                                                                                                      --------------
                                                                                                                             507,398
                    ----------------------------------------------------------------------------------------------------------------
                    Metals & Mining - 0.0%                  15,326    Acerinox SA                                            375,404
                    ----------------------------------------------------------------------------------------------------------------
                    Oil, Gas & Consumable                   58,862    Repsol YPF SA                                        2,099,797
                    Fuels - 0.2%
                    ----------------------------------------------------------------------------------------------------------------
                    Specialty Retail - 0.1%                 17,098    Inditex SA                                           1,034,600
                    ----------------------------------------------------------------------------------------------------------------

Master International Index Series of Quantitative Master Series LLC
Schedule of Investments as of December 31, 2007                (in U.S. dollars)

                                                            Shares
Country             Industry                                  Held    Common Stocks                                        Value
------------------------------------------------------------------------------------------------------------------------------------
                    Tobacco - 0.1%                          21,546    Altadis SA                                      $    1,563,362
                    ----------------------------------------------------------------------------------------------------------------
                    Transportation                          17,370    Abertis Infraestructuras SA                            554,450
                    Infrastructure - 0.1%                   23,413    Cintra Concesiones de Infraestructuras
                                                                        de Transporte SA                                     351,645
                                                                                                                      --------------
                                                                                                                             906,095
                    ----------------------------------------------------------------------------------------------------------------
                    Water Utilities - 0.0%                   3,245    Sociedad General de Aguas de
                                                                        Barcelona SA Class A                                 130,509
                    ----------------------------------------------------------------------------------------------------------------
                                                                      Total Common Stocks in Spain                        47,136,058
------------------------------------------------------------------------------------------------------------------------------------
Sweden - 2.2%       Airlines - 0.0%                          4,009    SAS AB (b)                                              51,200
                    ----------------------------------------------------------------------------------------------------------------
                    Building Products - 0.1%                28,977    Assa Abloy AB Series B                                 581,096
                    ----------------------------------------------------------------------------------------------------------------
                    Capital Markets - 0.0%                   6,238    D Carnegie AB                                          120,861
                    ----------------------------------------------------------------------------------------------------------------
                    Commercial Banks - 0.5%                 11,100    ForeningsSparbanken AB                                 312,372
                                                           167,551    Nordea Bank AB                                       2,807,971
                                                            34,153    Skandinaviska Enskilda Banken AB Class A               871,857
                                                            40,412    Svenska Handelsbanken Class A                        1,291,821
                                                                                                                      --------------
                                                                                                                           5,284,021
                    ----------------------------------------------------------------------------------------------------------------
                    Commercial Services                     24,648    Securitas AB                                           342,790
                    & Supplies - 0.0%                       23,048    Securitas Systems AB                                    81,420
                                                                                                                      --------------
                                                                                                                             424,210
                    ----------------------------------------------------------------------------------------------------------------
                    Communications                       1,164,446    Telefonaktiebolaget LM Ericsson                      2,725,477
                    Equipment - 0.2%
                    ----------------------------------------------------------------------------------------------------------------
                    Construction                            29,605    Skanska AB Class B                                     554,055
                    & Engineering - 0.1%
                    ----------------------------------------------------------------------------------------------------------------
                    Diversified Consumer                    23,048    Securitas Direct AB (b)                                 92,885
                    Services - 0.0%
                    ----------------------------------------------------------------------------------------------------------------
                    Diversified Financial                   13,800    Investor AB                                            312,371
                    Services - 0.0%                          4,910    OMX AB                                                 199,315
                                                                                                                      --------------
                                                                                                                             511,686
                    ----------------------------------------------------------------------------------------------------------------
                    Diversified                             22,466    Tele2 AB                                               447,089
                    Telecommunication                      175,201    TeliaSonera AB                                       1,636,829
                    Services - 0.2%                                                                                   --------------
                                                                                                                           2,083,918
                    ----------------------------------------------------------------------------------------------------------------
                    Food & Staples                              20    Axfood AB                                                  803
                    Retailing - 0.0%
                    ----------------------------------------------------------------------------------------------------------------
                    Health Care Equipment &                  7,749    Elekta AB                                              128,876
                    Supplies - 0.0%                          9,720    Getinge AB Class B                                     259,862
                                                                                                                      --------------
                                                                                                                             388,738
                    ----------------------------------------------------------------------------------------------------------------
                    Household Durables - 0.1%               19,955    Electrolux AB                                          330,981
                                                            20,861    Husqvarna AB                                           247,097
                                                                                                                      --------------
                                                                                                                             578,078
                    ----------------------------------------------------------------------------------------------------------------
                    Machinery - 0.5%                         7,167    Alfa Laval AB                                          402,423
                                                            26,954    Atlas Copco AB                                         367,358
                                                            52,644    Atlat Copco AB                                         782,464
                                                            30,410    SKB AB                                                 512,576
                                                            74,406    Sandvik AB                                           1,276,009
                                                            30,020    Scania AB                                              712,493
                                                             6,544    Trelleborg AB Class B                                  136,572
                                                            35,571    Volvo AB A Shares                                      591,738
                                                            82,548    Volvo AB B Shares                                    1,381,207
                                                                                                                      --------------
                                                                                                                           6,162,840
------------------------------------------------------------------------------------------------------------------------------------

Master International Index Series of Quantitative Master Series LLC
Schedule of Investments as of December 31, 2007                (in U.S. dollars)

                                                            Shares
Country             Industry                                  Held    Common Stocks                                        Value
------------------------------------------------------------------------------------------------------------------------------------
                    Media - 0.0%                            14,690    Eniro AB                                        $      130,530
                                                             2,986    Modern Times Group AB                                  207,221
                                                                                                                      --------------
                                                                                                                             337,751
                    ----------------------------------------------------------------------------------------------------------------
                    Metals & Mining - 0.1%                  22,731    Boliden AB                                             282,727
                                                             2,520    Hoganas AB                                              53,331
                                                            17,900    SSAB Svenskt Stal AB Series A                          483,073
                                                             2,858    SSAB Svenskt Stal AB Series B                           69,663
                                                                                                                      --------------
                                                                                                                             888,794
                    ----------------------------------------------------------------------------------------------------------------
                    Oil, Gas & Consumable                   12,702    Lundin Petroleum AB (b)                                131,973
                    Fuels - 0.0%
                    ----------------------------------------------------------------------------------------------------------------
                    Paper & Forest                           6,721    Billerud AB                                             69,001
                    Products - 0.1%                          1,645    Holmen AB Class B                                       60,875
                                                            44,166    Svenska Cellulosa AB                                   780,008
                                                                                                                      --------------
                                                                                                                             909,884
                    ----------------------------------------------------------------------------------------------------------------
                    Real Estate Management &                 3,889    Castellum AB                                            40,240
                    Development - 0.0%                       3,636    Fabege AB                                               36,976
                                                             4,960    Kungsleden AB                                           54,958
                                                             6,033    Wihlborgs Fastigheter AB                               107,232
                                                                                                                      --------------
                                                                                                                             239,406
                    ----------------------------------------------------------------------------------------------------------------
                    Specialty Retail - 0.2%                 37,155    Hennes & Mauritz AB B Shares                         2,244,370
                                                             4,266    Nobia AB                                                37,661
                                                                                                                      --------------
                                                                                                                           2,282,031
                    ----------------------------------------------------------------------------------------------------------------
                    Tobacco - 0.1%                          24,550    Swedish Match AB                                       584,490
                    ----------------------------------------------------------------------------------------------------------------
                    Wireless                                 2,063    Millicom International Cellular SA (a)(b)              234,663
                    Telecommunication
                    Services - 0.0%
                    ----------------------------------------------------------------------------------------------------------------
                                                                      Total Common Stocks in Sweden                       25,168,860
------------------------------------------------------------------------------------------------------------------------------------
Switzerland - 6.4%  Auto Components - 0.0%                     234    Rieter Holding AG                                      103,276
                    ----------------------------------------------------------------------------------------------------------------
                    Biotechnology - 0.0%                     6,207    Actelion Ltd. (b)                                      283,542
                    ----------------------------------------------------------------------------------------------------------------
                    Building Products - 0.0%                 3,300    Geberit AG                                             449,515
                    ----------------------------------------------------------------------------------------------------------------
                    Capital Markets - 1.2%                  84,380    Credit Suisse Group                                  5,079,301
                                                             1,327    EFG International AG                                    53,471
                                                             7,393    Julius Baer Holding AG Class B                         606,634
                                                           162,085    UBS AG                                               7,473,367
                                                                                                                      --------------
                                                                                                                          13,212,773
                    ----------------------------------------------------------------------------------------------------------------
                    Chemicals - 0.3%                         6,646    Ciba Specialty Chemicals AG
                                                                        Registered Shares                                    307,310
                                                               621    Givaudan SA                                            599,328
                                                             8,098    Syngenta AG                                          2,054,951
                                                                                                                      --------------
                                                                                                                           2,961,589
                    ----------------------------------------------------------------------------------------------------------------
                    Commercial Services &                   10,739    Adecco SA Registered Shares                            577,275
                    Supplies - 0.1%                            301    SGS SA                                                 358,846
                                                                                                                      --------------
                                                                                                                             936,121
                    ----------------------------------------------------------------------------------------------------------------
                    Computers &                             14,198    Logitech International SA (b)                          518,521
                    Peripherals - 0.1%
                    ----------------------------------------------------------------------------------------------------------------
                    Construction Materials - 0.2%           17,071    Holcim Ltd.                                          1,819,779
                    ----------------------------------------------------------------------------------------------------------------
                    Diversified Financial                      248    Pargesa Holding SA                                      27,703
                    Services - 0.0%
                    ----------------------------------------------------------------------------------------------------------------

Master International Index Series of Quantitative Master Series LLC
Schedule of Investments as of December 31, 2007                (in U.S. dollars)

                                                            Shares
Country             Industry                                  Held    Common Stocks                                        Value
------------------------------------------------------------------------------------------------------------------------------------
                    Diversified                              2,044    Swisscom AG                                     $      797,887
                    Telecommunication
                    Services - 0.1%
                    ----------------------------------------------------------------------------------------------------------------
                    Electrical Equipment - 0.4%            170,320    ABB Ltd.                                             4,910,631
                    ----------------------------------------------------------------------------------------------------------------
                    Electronic Equipment &                   4,444    Kudelski SA                                             87,545
                    Instruments - 0.0%
                    ----------------------------------------------------------------------------------------------------------------
                    Food Products - 1.3%                        39    Lindt & Spruengli AG                                   134,375
                                                            31,297    Nestle SA Registered Shares                         14,371,279
                                                                                                                      --------------
                                                                                                                          14,505,654
                    ----------------------------------------------------------------------------------------------------------------
                    Health Care Equipment &                  1,926    Nobel Biocare Holding AG                               512,933
                    Supplies - 0.1%                          2,994    Sonova Holding AG                                      336,146
                                                               864    Straumann Holding AG Registered Shares                 237,180
                                                             4,117    Synthes, Inc.                                          511,882
                                                                                                                      --------------
                                                                                                                           1,598,141
                    ----------------------------------------------------------------------------------------------------------------
                    Hotels, Restaurants                         83    Kuoni Reisen Holding AG Registered Shares               43,186
                    & Leisure - 0.0%
                    ----------------------------------------------------------------------------------------------------------------
                    Insurance - 0.5%                         2,667    Swiss Life Holding (b)                                 665,527
                                                            27,816    Swiss Reinsurance Co. Registered Shares              1,967,825
                                                            11,736    Zurich Financial Services AG                         3,444,358
                                                                                                                      --------------
                                                                                                                           6,077,710
                    ----------------------------------------------------------------------------------------------------------------
                    Life Sciences Tools                      4,087    Lonza Group AG Registered Shares                       494,286
                    & Services - 0.0%
                    ----------------------------------------------------------------------------------------------------------------
                    Machinery - 0.1%                         2,369    Schindler Holding AG                                   152,022
                                                               282    Sulzer AG                                              414,697
                                                                                                                      --------------
                                                                                                                             566,719
                    ----------------------------------------------------------------------------------------------------------------
                    Marine - 0.0%                            3,237    Kuehne & Nagel International AG                        310,820
                    ----------------------------------------------------------------------------------------------------------------
                    Pharmaceuticals - 1.7%                 183,604    Novartis AG Registered Shares                       10,040,813
                                                            55,612    Roche Holding AG                                     9,613,411
                                                                                                                      --------------
                                                                                                                          19,654,224
                    ----------------------------------------------------------------------------------------------------------------
                    Real Estate Management &                 1,750    PSP Swiss Property AG (b)                               88,157
                    Development - 0.0%
                    ----------------------------------------------------------------------------------------------------------------
                    Semiconductors &                           655    OC Oerlikon Corp. AG (b)                               273,217
                    Semiconductor
                    Equipment - 0.0%
                    ----------------------------------------------------------------------------------------------------------------
                    Textiles, Apparel &                     41,317    Compagnie Financiere Richemont AG                    2,822,816
                    Luxury Goods - 0.3%                      2,854    The Bearer Shares Swatch Group Ltd.                    857,986
                                                             2,160    The Registered Shares Swatch Group Ltd.                127,298
                                                                                                                      --------------
                                                                                                                           3,808,100
                    ----------------------------------------------------------------------------------------------------------------
                                                                      Total Common Stocks in Switzerland                  73,529,096
------------------------------------------------------------------------------------------------------------------------------------
United              Aerospace & Defense - 0.4%             266,693    BAE Systems Plc                                      2,646,637
Kingdom -                                                   75,689    Cobham Plc                                             314,988
21.3%                                                       63,403    Meggitt Plc                                            419,604
                                                           143,073    Rolls-Royce Group Plc (b)                            1,552,918
                                                                                                                      --------------
                                                                                                                           4,934,147
                    ----------------------------------------------------------------------------------------------------------------
                    Airlines - 0.0%                         33,898    British Airways Plc (b)                                207,206
                    ----------------------------------------------------------------------------------------------------------------
                    Auto Components - 0.0%                  61,413    GKN Plc                                                343,245
                    ----------------------------------------------------------------------------------------------------------------

Master International Index Series of Quantitative Master Series LLC
Schedule of Investments as of December 31, 2007                (in U.S. dollars)

                                                            Shares
Country             Industry                                  Held    Common Stocks                                        Value
------------------------------------------------------------------------------------------------------------------------------------
                    Beverages - 0.6%                       205,651    Diageo Plc                                      $    4,414,350
                                                            72,571    SABMiller Plc                                        2,036,757
                                                            58,875    Scottish & Newcastle Plc                               863,541
                                                                                                                      --------------
                                                                                                                           7,314,648
                    ----------------------------------------------------------------------------------------------------------------
                    Capital Markets - 0.3%                  34,376    3i Group Plc                                           680,623
                                                             4,359    Close Brothers Group Plc                                82,721
                                                            46,779    ICAP Plc                                               674,115
                                                            21,059    Investec Plc                                           187,292
                                                           126,687    Man Group Plc                                        1,438,119
                                                             5,199    Schroders Plc                                          133,394
                                                             7,338    Tullett Prebon Plc                                      67,782
                                                                                                                      --------------
                                                                                                                           3,264,046
                    ----------------------------------------------------------------------------------------------------------------
                    Chemicals - 0.2%                        92,487    Imperial Chemical Industries Plc                     1,233,504
                                                            19,052    Johnson Matthey Plc                                    711,158
                                                                                                                      --------------
                                                                                                                           1,944,662
                    ----------------------------------------------------------------------------------------------------------------
                    Commercial Banks - 3.3%                  7,670    Alliance & Leicester PLC                                95,951
                                                           527,057    Barclays Plc                                         5,322,917
                                                           292,541    HBOS Plc                                             4,253,853
                                                           922,258    HSBC Holdings Plc                                   15,535,003
                                                           446,447    Lloyds TSB Group Plc                                 4,204,060
                                                           784,325    Royal Bank of Scotland Group Plc                     6,925,178
                                                            50,000    Standard Chartered Plc                               1,824,834
                                                                                                                      --------------
                                                                                                                          38,161,796
                    ----------------------------------------------------------------------------------------------------------------
                    Commercial Services                     15,192    Aggreko Plc                                            159,486
                    & Supplies - 0.3%                       29,284    Biffa Plc                                              190,512
                                                            42,255    Capita Group  Plc                                      585,799
                                                             3,467    Davis Service Group Plc                                 35,234
                                                             8,421    De La Rue Plc                                          163,714
                                                            75,806    Experian Group Ltd.                                    598,746
                                                           109,578    Group 4 Securicor Plc                                  535,636
                                                            86,430    Hays Plc                                               199,922
                                                             9,359    Intertek Group Plc                                     184,763
                                                           142,104    Rentokil Initial Plc                                   338,927
                                                            48,259    Serco Group Plc                                        444,198
                                                                                                                      --------------
                                                                                                                           3,436,937
                    ----------------------------------------------------------------------------------------------------------------
                    Construction &                          31,376    Amec Plc                                               524,562
                    Engineering - 0.1%                      24,322    Balfour Beatty Plc                                     240,582
                                                                                                                      --------------
                                                                                                                             765,144
                    ----------------------------------------------------------------------------------------------------------------
                    Consumer Finance - 0.0%                 14,252    Cattles Plc                                             82,922
                    ----------------------------------------------------------------------------------------------------------------
                    Containers &                            55,278    Rexam Plc                                              460,258
                    Packaging - 0.0%
                    ----------------------------------------------------------------------------------------------------------------
                    Distributors - 0.0%                     26,225    Inchcape Plc                                           197,184
                    ----------------------------------------------------------------------------------------------------------------
                    Diversified Financial                   12,915    London Stock Exchange Group Plc                        507,480
                    Services - 0.0%
                    ----------------------------------------------------------------------------------------------------------------
                    Diversified                            634,403    BT Group Plc                                         3,427,083
                    Telecommunication                      213,436    Cable & Wireless Plc                                   787,518
                    Services - 0.4%                                                                                   --------------
                                                                                                                           4,214,601
                    ----------------------------------------------------------------------------------------------------------------

Master International Index Series of Quantitative Master Series LLC
Schedule of Investments as of December 31, 2007                (in U.S. dollars)

                                                            Shares
Country             Industry                                  Held    Common Stocks                                        Value
------------------------------------------------------------------------------------------------------------------------------------
                    Electric Utilities - 0.3%               85,474    British Energy Group Plc                        $      935,974
                                                            67,819    Scottish & Southern Energy Plc                       2,211,412
                                                                                                                      --------------
                                                                                                                           3,147,386
                    ----------------------------------------------------------------------------------------------------------------
                    Electronic Equipment &                  17,536    Electrocomponents Plc                                   72,203
                    Instruments - 0.0%                       4,873    Premier Farnell Plc                                     14,169
                                                                                                                      --------------
                                                                                                                              86,372
                    ----------------------------------------------------------------------------------------------------------------
                    Food & Staples                         128,957    J Sainsbury Plc                                      1,086,567
                    Retailing - 0.7%                       616,389    Tesco Plc                                            5,863,427
                                                            80,082    William Morrison Supermarkets PLC                      511,658
                                                                                                                      --------------
                                                                                                                           7,461,652
                    ----------------------------------------------------------------------------------------------------------------
                    Food Products - 0.7%                     8,781    Associated British Foods PLC                           156,638
                                                           164,779    Cadbury Schweppes Plc                                2,014,735
                                                            37,280    Tate & Lyle Plc                                        331,962
                                                           102,635    Unilever Plc                                         3,849,310
                                                                                                                      --------------
                                                                                                                           6,352,645
                    ----------------------------------------------------------------------------------------------------------------
                    Health Care Equipment &                  3,701    SSL International Plc                                   39,262
                    Supplies - 0.1%                         80,405    Smith & Nephew Plc                                     922,487
                                                                                                                      --------------
                                                                                                                             961,749
                    ----------------------------------------------------------------------------------------------------------------
                    Hotels, Restaurants                     13,158    Carnival Plc                                           578,603
                    & Leisure - 0.4%                       162,100    Compass Group Plc                                      989,129
                                                            40,342    Enterprise Inns Plc                                    391,135
                                                            20,878    Intercontinental Hotels Group Plc                      363,829
                                                            49,711    Ladbrokes Plc                                          317,310
                                                            30,315    Mitchells & Butlers Plc                                253,877
                                                           132,999    PartyGaming Plc (b)                                     76,750
                                                            20,831    Punch Taverns Plc                                      317,020
                                                            55,408    Rank Group Plc                                         100,388
                                                            58,338    TUI Travel Plc (b)                                     341,126
                                                            28,262    Thomas Cook Group Plc (b)                              156,919
                                                            17,688    Whitbread Plc                                          486,421
                                                            26,415    William Hill Plc                                       275,985
                                                                                                                      --------------
                                                                                                                           4,648,492
                    ----------------------------------------------------------------------------------------------------------------
                    Household Durables - 0.1%               23,009    Barratt Developments  Plc                              206,939
                                                             4,004    Berkeley Group Holdings Plc (b)                        107,661
                                                             9,500    Bovis Homes Group Plc                                  115,664
                                                            22,497    Persimmon Plc                                          358,395
                                                            88,076    Taylor Wimpey Plc                                      354,726
                                                                                                                      --------------
                                                                                                                           1,143,385
                    ----------------------------------------------------------------------------------------------------------------
                    Household Products - 0.2%               46,046    Reckitt Benckiser Plc                                2,675,737
                    ----------------------------------------------------------------------------------------------------------------
                    IT Services - 0.0%                     135,116    LogicaCMG Plc                                          315,828
                    ----------------------------------------------------------------------------------------------------------------
                    Independent Power                      124,268    International Power Plc                              1,120,189
                    Producers &
                    Energy Traders - 0.1%
                    ----------------------------------------------------------------------------------------------------------------
                    Industrial                              14,609    Cookson Group Plc                                      202,607
                    Conglomerates - 0.1%                    27,401    Smiths Group Plc                                       549,738
                                                            92,890    Tomkins Plc                                            326,734
                                                                                                                      --------------
                                                                                                                           1,079,079
                    ----------------------------------------------------------------------------------------------------------------

Master International Index Series of Quantitative Master Series LLC
Schedule of Investments as of December 31, 2007                (in U.S. dollars)

                                                            Shares
Country             Industry                                  Held    Common Stocks                                        Value
------------------------------------------------------------------------------------------------------------------------------------
                    Insurance - 0.9%                       203,377    Aviva Plc                                       $    2,710,499
                                                           145,613    Friends Provident Plc                                  474,848
                                                           507,133    Legal & General Group Plc                            1,317,220
                                                           413,662    Old Mutual Plc                                       1,378,217
                                                           193,321    Prudential Plc                                       2,722,117
                                                            49,562    Resolution Plc                                         701,538
                                                           227,193    Royal & Sun Alliance Insurance Group                   663,651
                                                           162,594    Standard Life Plc                                      814,409
                                                                                                                      --------------
                                                                                                                          10,782,499
                    ----------------------------------------------------------------------------------------------------------------
                    Internet &                              69,483    Home Retail Group                                      451,577
                    Catalog Retail - 0.0%
                    ----------------------------------------------------------------------------------------------------------------
                    Life Sciences Tools                      3,124    Lighthouse Caledonia ASA (b)                             2,969
                    & Services - 0.0%
                    ----------------------------------------------------------------------------------------------------------------
                    Machinery - 0.1%                         8,103    Charter Plc (b)                                        127,643
                                                            10,160    FKI Plc                                                 11,955
                                                            33,055    IMI Plc                                                259,313
                                                            74,878    Invensys Plc (b)                                       336,085
                                                                                                                      --------------
                                                                                                                             734,996
                    ----------------------------------------------------------------------------------------------------------------
                    Media - 0.7%                            89,101    British Sky Broadcasting Plc                         1,096,014
                                                            17,377    Daily Mail & General Trust                             171,744
                                                            21,515    Emap Plc                                               392,756
                                                           282,651    ITV Plc                                                478,994
                                                            63,244    Pearson Plc                                            915,892
                                                            99,614    Reed Elsevier Plc                                    1,337,878
                                                            99,693    Reuters Group Plc                                    1,260,479
                                                            25,643    Trinity Mirror Plc                                     176,545
                                                            16,440    United Business Media Plc                              212,193
                                                            89,849    WPP Group Plc                                        1,151,066
                                                            61,820    Yell Group Plc                                         492,669
                                                                                                                      --------------
                                                                                                                           7,686,230
                    ----------------------------------------------------------------------------------------------------------------
                    Metals & Mining - 2.1%                 103,812    Anglo American Plc                                   6,301,536
                                                             8,690    Antofagasta PLC                                        123,199
                                                           180,451    BHP Billiton Plc                                     5,502,561
                                                             4,729    Kazakhmys Plc                                          127,946
                                                             4,617    Lonmin Plc                                             282,757
                                                            78,068    Rio Tinto Plc Registered Shares                      8,216,068
                                                             3,389    Vedanta Resources PLC Wi                               137,495
                                                            49,400    Xstrata Plc                                          3,466,445
                                                                                                                      --------------
                                                                                                                          24,158,007
                    ----------------------------------------------------------------------------------------------------------------
                    Multi-Utilities - 0.6%                 288,111    Centrica Plc                                         2,052,249
                                                           204,468    National Grid Plc                                    3,391,043
                                                            68,950    United Utilities Plc                                 1,036,194
                                                                                                                      --------------
                                                                                                                           6,479,486
                    ----------------------------------------------------------------------------------------------------------------
                    Multiline Retail - 0.2%                130,949    Marks & Spencer Group Plc                            1,449,537
                                                            15,333    Next Plc                                               493,892
                                                                                                                      --------------
                                                                                                                           1,943,429
                    ----------------------------------------------------------------------------------------------------------------

Master International Index Series of Quantitative Master Series LLC
Schedule of Investments as of December 31, 2007                (in U.S. dollars)

                                                            Shares
Country             Industry                                  Held    Common Stocks                                        Value
------------------------------------------------------------------------------------------------------------------------------------
                    Oil, Gas & Consumable                  263,695    BG Group Plc                                    $    6,050,102
                    Fuels - 4.0%                         1,493,200    BP Plc                                              18,247,282
                                                           284,525    Royal Dutch Shell Plc                               12,011,215
                                                           216,157    Royal Dutch Shell Plc Class B                        9,010,661
                                                            49,889    Tullow Oil Plc                                         647,979
                                                                                                                      --------------
                                                                                                                          45,967,239
                    ----------------------------------------------------------------------------------------------------------------
                    Paper & Forest                          31,709    Mondi Plc                                              265,346
                    Products - 0.0%
                    ----------------------------------------------------------------------------------------------------------------
                    Pharmaceuticals - 1.5%                 116,048    AstraZeneca Plc                                      4,995,039
                                                           441,993    GlaxoSmithKline Plc                                 11,225,109
                                                            17,920    Shire Plc                                              412,064
                                                                                                                      --------------
                                                                                                                          16,632,212
                    ----------------------------------------------------------------------------------------------------------------
                    Real Estate Investment                  40,281    British Land Co. Plc                                   755,374
                    Trusts (REITs) - 0.3%                    8,381    Brixton Plc                                             48,689
                                                             4,736    Great Portland Estates Plc                              44,128
                                                            22,761    Hammerson Plc                                          463,870
                                                            36,475    Land Securities Group Plc                            1,093,064
                                                            19,762    Liberty International Plc                              422,228
                                                            34,456    Segro Plc                                              320,556
                                                                                                                      --------------
                                                                                                                           3,147,909
                    ----------------------------------------------------------------------------------------------------------------
                    Road & Rail - 0.1%                      12,232    Arriva Plc                                             190,446
                                                            37,235    Firstgroup Plc                                         601,042
                                                            13,327    National Express Group Plc                             327,794
                                                            43,699    Stagecoach Group Plc                                   245,549
                                                                                                                      --------------
                                                                                                                           1,364,831
                    ----------------------------------------------------------------------------------------------------------------
                    Semiconductors &                       115,101    ARM Holdings Plc                                       283,868
                    Semiconductor                           12,891    CSR Plc (b)                                            153,268
                    Equipment - 0.0%                                                                                  --------------
                                                                                                                             437,136
                    ----------------------------------------------------------------------------------------------------------------
                    Software - 0.1%                         43,411    Misys Plc                                              157,952
                                                           102,053    Sage Group Plc                                         466,177
                                                                                                                      --------------
                                                                                                                             624,129
                    ----------------------------------------------------------------------------------------------------------------
                    Specialty Retail - 0.1%                 26,867    The Carphone Warehouse Plc                             182,796
                                                           143,393    DSG International Plc                                  283,493
                                                            24,803    Galiform Plc (b)                                        43,931
                                                            50,995    Kesa Electricals Plc                                   235,513
                                                           183,471    Kingfisher Plc                                         526,114
                                                            90,190    Signet Group Plc                                       125,452
                                                                                                                      --------------
                                                                                                                           1,397,299
                    ----------------------------------------------------------------------------------------------------------------
                    Textiles, Apparel &                     34,804    Burberry Group Plc                                     393,370
                    Luxury Goods - 0.0%
                    ----------------------------------------------------------------------------------------------------------------
                    Tobacco - 0.7%                         119,338    British American Tobacco Plc                         4,665,295
                                                            53,069    Imperial Tobacco Group Plc                           2,870,338
                                                                                                                      --------------
                                                                                                                           7,535,633
                    ----------------------------------------------------------------------------------------------------------------

Master International Index Series of Quantitative Master Series LLC
Schedule of Investments as of December 31, 2007                (in U.S. dollars)

                                                            Shares
Country             Industry                                  Held    Common Stocks                                        Value
------------------------------------------------------------------------------------------------------------------------------------
                    Trading Companies &                     32,178    Bunzl Plc                                       $      455,032
                    Distributors - 0.1%                      6,634    Travis Perkins Plc                                     158,399
                                                            51,790    Wolseley Plc                                           761,422
                                                                                                                      --------------
                                                                                                                           1,374,853
                    ----------------------------------------------------------------------------------------------------------------
                    Transportation                          38,537    BBA Aviation Plc                                       157,822
                    Infrastructure - 0.0%
                    ----------------------------------------------------------------------------------------------------------------
                    Water Utilities - 0.1%                  21,239    Kelda Group Plc                                        457,988
                                                            18,144    Severn Trent Plc                                       551,811
                                                                                                                      --------------
                                                                                                                           1,009,799
                    ----------------------------------------------------------------------------------------------------------------
                    Wireless                             4,153,856    Vodafone Group Plc                                  15,593,248
                    Telecommunication
                    Services - 1.4%
                    ----------------------------------------------------------------------------------------------------------------
                                                                      Total Common Stocks
                                                                        in the United Kingdom                            242,966,809
------------------------------------------------------------------------------------------------------------------------------------
                                                                      Total Common Stocks
                                                                        (Cost - $797,004,493) - 94.5%                  1,080,774,917
------------------------------------------------------------------------------------------------------------------------------------

                                                                      Exchange-Traded Funds
------------------------------------------------------------------------------------------------------------------------------------
United States - 2.0%                                       288,947    iShares MSCI EAFE Index Fund (g)                    22,708,345
------------------------------------------------------------------------------------------------------------------------------------
                                                                      Total Exchange-Traded Funds
                                                                        (Cost - $19,661,875) - 2.0%                       22,708,345
------------------------------------------------------------------------------------------------------------------------------------

                                                                      Preferred Stocks
------------------------------------------------------------------------------------------------------------------------------------
Germany - 0.2%      Automobiles - 0.1%                       8,484    Volkswagen AG, 4.35%                                 1,246,695
                    ----------------------------------------------------------------------------------------------------------------
                    Household Products - 0.1%               15,771    Henkel KGaA, 1.75%                                     886,330
                    ----------------------------------------------------------------------------------------------------------------
                    Media - 0.0%                             5,011    ProSieben SAT.1 Media AG, 2.24%                        119,809
                    ----------------------------------------------------------------------------------------------------------------
                    Multi-Utilities - 0.0%                   2,583    RWE AG, 3.50%                                          314,051
                    ----------------------------------------------------------------------------------------------------------------
                                                                      Total Preferred Stocks
                                                                        (Cost - $1,272,423) - 0.2%                         2,566,885
------------------------------------------------------------------------------------------------------------------------------------

                                                                      Rights
------------------------------------------------------------------------------------------------------------------------------------
Hong Kong - 0.0%    Real Estate Management &                10,763    Wharf Holdings Ltd. (e)                                 14,770
                    Development - 0.0%
                    ----------------------------------------------------------------------------------------------------------------
                                                                      Total Rights in Hong Kong                               14,770
------------------------------------------------------------------------------------------------------------------------------------
Japan - 0.0%        Metals & Mining - 0.0%                   7,000    Dowa Mining Co., Ltd. (f)                                    0
                    ----------------------------------------------------------------------------------------------------------------
                                                                      Total Rights in Japan                                        0
------------------------------------------------------------------------------------------------------------------------------------
                                                                      Total Rights (Cost - $0) - 0.0%                         14,770
------------------------------------------------------------------------------------------------------------------------------------

                                                        Beneficial
                                                          Interest    Short-Term Securities
------------------------------------------------------------------------------------------------------------------------------------
                                                USD     13,529,338    BlackRock Liquidity Series, LLC
                                                                        Cash Sweep Series, 5.04% (c)(d)                   13,529,338
------------------------------------------------------------------------------------------------------------------------------------
                                                                      Total Short-Term Securities
                                                                        (Cost - $13,529,338) - 1.2%                       13,529,338
------------------------------------------------------------------------------------------------------------------------------------
                                                                      Total Investments
                                                                        (Cost - $831,468,129*) - 97.9%                 1,119,594,255

                                                                      Other Assets Less Liabilities - 2.1%                23,577,306
                                                                                                                      --------------
                                                                      Net Assets - 100.0%                             $1,143,171,561
                                                                                                                      ==============

* The cost and unrealized appreciation (depreciation) of investments as of December 31, 2007, as computed for federal income tax purposes, were as follows:

      Aggregate cost                                              $ 844,409,619
                                                                  =============
      Gross unrealized appreciation                               $ 305,352,070
      Gross unrealized depreciation                                 (30,167,434)
                                                                  -------------
      Net unrealized appreciation                                 $ 275,184,636
                                                                  =============

Master International Index Series of Quantitative Master Series LLC
Schedule of Investments as of December 31, 2007                (in U.S. dollars)

(a)   Depositary receipts.
(b)   Non-income producing security.
(c) Investments in companies considered to be an affiliate of the Series, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

      -------------------------------------------------------------------------------------
                                                                   Net             Interest
      Affiliate                                                  Activity           Income
      -------------------------------------------------------------------------------------
      BlackRock Liquidity Series, LLC Cash Sweep Series       $ (12,221,959)      $ 981,689
      -------------------------------------------------------------------------------------

(d)   Represents the current yield as of December 31, 2007.
(e)   The rights may be exercised until April 1, 2008.
(f)   The rights may be exercised until January 29, 2010.
(g) All or a portion of security held as collateral in connection with open financial futures contracts.
o For Series compliance purposes, the Series' industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Series management. This definition may not apply for purpose of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percent of net assets. These industry classifications are unaudited.
o Financial futures contracts purchased as of December 31, 2007 were as follows:

      ----------------------------------------------------------------------------------------------------------
                                                                                                      Unrealized
      Number of                                                                                     Appreciation
      Contracts          Issue             Exchange             Expiration Date      Face Value   (Depreciation)
      ----------------------------------------------------------------------------------------------------------
      4         Hang Seng Index Future     Hong Kong              January 2008      $   703,945     $     11,935
      49        OMX Stock Index Future     Stockholm              January 2008      $   812,340            9,293
      30        CAC40 10 Euro Future       MATIF                   March 2008       $ 2,458,577           26,400
      311       DJ Euro Stoxx 50           Eurex                   March 2008       $19,949,983          215,887
      63        FTSE 100 Index Future      LIFFE                   March 2008       $ 7,980,053          115,038
      10        SPI 200 Index Future       Sydney                  March 2008       $ 1,379,492           13,970
      58        TOPIX Index Future         Tokyo                   March 2008       $ 7,885,858         (253,938)
      ----------------------------------------------------------------------------------------------------------
      Total Unrealized Appreciation - Net                                                           $    138,585
                                                                                                    ============

o Forward foreign exchange contracts as of December 31, 2007 were as follows:

      -----------------------------------------------------------------------------------------
                                                                                     Unrealized
      Foreign                                                                      Appreciation
      Currency Purchased         Foreign Currency Sold      Settlement Date      (Depreciation)
      -----------------------------------------------------------------------------------------
      AUD      3,668,400         USD         3,216,436         2/12/2008            $   (3,449)
      CHF      3,317,500         USD         2,951,653         2/12/2008               (13,477)
      DKK      1,549,100         USD           304,230         2/12/2008                  (315)
      EUR      8,296,000         USD        12,139,443         2/12/2008                (2,413)
      GBP      3,709,300         USD         7,504,118         2/12/2008              (129,329)
      HKD      5,901,300         USD           758,953         2/12/2008                  (837)
      JPY    562,900,000         USD         5,081,239         2/12/2008               (18,293)
      NOK      2,334,500         USD           426,560         2/12/2008                 2,873
      NZD         18,200         USD            13,887         2/12/2008                    47
      SEK      5,898,000         USD           918,736         2/12/2008                (5,817)
      SGD        398,800         USD           276,923         2/12/2008                   983
      USD      1,945,468         AUD         2,204,000         2/12/2008                15,084
      USD      1,471,670         CHF         1,644,000         2/12/2008                15,645
      USD        117,544         DKK           595,800         2/12/2008                   655
      USD      5,029,644         EUR         3,424,000         2/12/2008                20,340
      USD      3,643,681         GBP         1,794,000         2/12/2008                76,870
      USD        481,051         HKD         3,742,000         2/12/2008                   331
      USD      1,751,762         JPY       195,050,000         2/12/2008                (2,595)

Master International Index Series of Quantitative Master Series LLC
Schedule of Investments as of December 31, 2007                (in U.S. dollars)

                                                                                        Unrealized
      Foreign                                                                         Appreciation
      Currency Purchased           Foreign Currency Sold        Settlement Date     (Depreciation)
      --------------------------------------------------------------------------------------------
      USD        143,367           NOK           780,000            2/12/2008            $    (114)
      USD         11,599           NZD            15,000            2/12/2008                  115
      USD        345,843           SEK         2,204,358            2/12/2008                4,642
      USD        122,039           SGD           175,300            2/12/2008                 (120)
      --------------------------------------------------------------------------------------------
      Total Unrealized Depreciation on Forward Foreign
      Exchange Contracts - Net                                                           $ (39,174)
                                                                                         ==========

o     Currency Abbreviations:

      AUD       Australian Dollar
      CHF       Swiss Franc
      DKK       Danish Krone
      EUR       Euro
      GBP       British Pound
      HKD       Hong Kong Dollar
      JPY       Japanese Yen
      NOK       Norwegian Krone
      NZD       New Zealand Dollar
      SEK       Swedish Krona
      SGD       Singapore Dollar
      USD       U.S. Dollar

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM ON DETAILED SCHEDULE OF INVESTMENTS

To the Investors and Board of Directors of Quantitative Master Series LLC:

We have audited, in accordance with the standards of the Public Company Accounting Oversight Board (United States), the financial statements of Master International Index Series ("the Series"), one of the portfolios constituting Quantitative Master Series LLC (formerly Quantitative Master Series Trust) (the "Master LLC") as of December 31, 2007, and for the year then ended and have issued our report thereon dated February 22, 2008 which report and financial statements are included in Item 1 of this Certified Shareholder Report on Form N-CSR. Our audit also included the Series' schedule of investments in securities (the "Schedule") as of December 31, 2007 appearing in Item 6 of this Form N-CSR. This Schedule is the responsibility of the Master LLC's management. Our responsibility is to express an opinion based on our audit. In our opinion, the Schedule referred to above, when considered in relation to the basic financial statements taken as a whole of the Series referred to above, presents fairly, in all material respects, the information set forth therein.

DELOITTE & TOUCHE LLP
February 22, 2008

Item 7 - Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies - Not Applicable

Item 8 - Portfolio Managers of Closed-End Management Investment Companies - Not Applicable

Item 9 - Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers - Not Applicable

Item 10 -   Submission of Matters to a Vote of Security Holders - The
            registrant's Nominating and Governance Committee will consider nominees to the Board recommended by shareholders when a vacancy becomes available. Shareholders who wish to recommend a nominee should send nominations which include biographical information and set forth the qualifications of the proposed nominee to the registrant's Secretary. There have been no material changes to these procedures.

Item 11 -   Controls and Procedures

11(a) - The registrant's principal executive and principal financial officers or persons performing similar functions have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act")) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

11(b) - There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12 -   Exhibits attached hereto

12(a)(1) -  Code of Ethics - See Item 2

12(a)(2) -  Certifications - Attached hereto

12(a)(3) -  Not Applicable

12(b) -     Certifications - Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock International Index Fund of BlackRock Index Funds, Inc. and Master International Index Series of Quantitative Master Series LLC


By: /s/ Donald C. Burke
    -------------------
    Donald C. Burke
    Chief Executive Officer (principal executive officer) of
    BlackRock International Index Fund of BlackRock Index Funds, Inc. and Master International Index Series of Quantitative Master Series LLC

Date: February 21, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ Donald C. Burke
    -------------------
    Donald C. Burke
    Chief Executive Officer (principal executive officer) of
    BlackRock International Index Fund of BlackRock Index Funds, Inc. and Master International Index Series of Quantitative Master Series LLC

Date: February 21, 2008


By: /s/ Neal J. Andrews
    -------------------
    Neal J. Andrews
    Chief Financial Officer (principal financial officer) of
    BlackRock International Index Fund of BlackRock Index Funds, Inc. and Master International Index Series of Quantitative Master Series LLC

Date: February 21, 2008